As filed with the Securities and Exchange Commission on October 25, 2002
                                  Securities Act Registration No. 333-
                                  Investment Company Registration No. 811-21240

                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  FORM N-2

         Registration Statement under the Securities Act of 1933 /x/
                        Pre-Effective Amendment No.
                        Post-Effective Amendment No.
                                   and/or
                        Registration Statement Under
                    The Investment Company Act of 1940          /x/
                               Amendment No.

                     BlackRock Real Estate Income Trust
      (Exact Name of Registrant as Specified in Declaration of Trust)

                            100 Bellevue Parkway
                         Wilmington, Delaware 19809
                  (Address of Principal Executive Offices)

                               (888) 825-2257
            (Registrant's Telephone Number, Including Area Code)

                          Robert S. Kapito, President
                     BlackRock Real Estate Income Trust
                            40 East 52nd Street
                          New York, New York 10022
                  (Name and Address of Agent for Service)

                                  Copy to:

                          Michael K. Hoffman, Esq.
                  Skadden, Arps, Slate, Meagher & Flom LLP
                             Four Times Square
                          New York, New York 10036

         Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

      CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

                                                               Proposed       Proposed Maximum
                                          Amount Being     Maximum Offering      Aggregate           Amount of
Title of Securities Being Registered       Registered       Price per Unit     Offering Price    Registration Fee
------------------------------------       ----------       --------------     --------------    ----------------
Common Shares, $.001 par value.........    100,000 shares   $15.00              $1,500,000       $138.00(1)

(1)   Estimated solely for the purpose of calculating the registration fee.

THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THE REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH
SECTION 8(A) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATES AS THE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(A), MAY DETERMINE.

                     BLACKROCK REAL ESTATE INCOME TRUST
                           CROSS REFERENCE SHEET

                            Part A -- Prospectus

              Items in Part A of Form N-2                     Location in Prospectus
              ---------------------------                     ----------------------
Item 1.       Outside Front Cover                             Cover page
Item 2.       Inside Front and Outside Back Cover Page        Cover page
Item 3.       Fee Table and Synopsis                          Prospectus Summary; Summary of Trust
                                                              Expenses
Item 4.       Financial Highlights                            Not Applicable
Item 5.       Plan of Distribution                            Cover Page; Prospectus Summary;
                                                              Underwriting
Item 6.       Selling Shareholders                            Not Applicable
Item 7.       Use of Proceeds                                 Use of Proceeds; The Trust's Investments
Item 8.       General Description of the Registrant           The Trust; The Trust's Investments; Risks;
                                                              Description of Shares; Certain Provisions
                                                              in the Agreement and Declaration of
                                                              Trust; Closed-End Trust Structure;
                                                              Preferred Shares and Leverage
Item 9.       Management                                      Management of the Trust; Custodian and
                                                              Transfer Agent; Trust Expenses
Item 10.      Capital Stock, Long-Term Debt, and Other        Description of Shares; Distributions;
              Securities                                      Dividend Reinvestment Plan; Certain
                                                              Provisions in the Agreement and
                                                              Declaration of Trust; Tax Matters
Item 11.      Defaults and Arrears on Senior Securities       Not Applicable
Item 12.      Legal Proceedings                               Legal Opinions
Item 13.      Table of Contents of the Statement of           Table of Contents for the Statement of
              Additional Information                          Additional Information

               Part B -- Statement of Additional Information

Item 14.      Cover Page                                      Cover Page
Item 15.      Table of Contents                               Cover Page
Item 16.      General Information and History                 Not Applicable
Item 17.      Investment Objective and Policies               Investment Objective and Policies;
                                                              Investment Policies and Techniques; Other
                                                              Investment Policies and Techniques;
                                                              Portfolio Transactions
Item 18.      Management                                      Management of the Trust; Portfolio
                                                              Transactions and Brokerage
Item 19.      Control Persons and Principal Holders of        Not Applicable
              Securities
Item 20.      Investment Advisory and Other Services          Management of the Trust; Experts
Item 21.      Brokerage Allocation and Other Practices        Portfolio Transactions and Brokerage
Item 22.      Tax Status                                      Tax Matters; Distributions
Item 23.      Financial Statements                            Financial Statements; Report of
                                                              Independent Auditors

                        Part C -- Other Information

Items 24-33 have been answered in Part C of this Registration Statement


PROSPECTUS
                                                              [GRAPHIC OMITTED]

                                   Shares
                     BlackRock Real Estate Income Trust
                               Common Shares
                              $15.00 per Share

         Investment Objectives. BlackRock Real Estate Income Trust (the "Trust") is a newly organized, non-diversified, closed-end management investment company.

        o The Trust's primary investment objective is high current income; and

        o the Trust's secondary investment objective is capital appreciation.


         Portfolio Contents. Under normal market conditions, the Trust will invest:

        o at least 90% of its Managed Assets (as defined herein) in income producing common stocks, preferred stocks, convertible preferred stocks, debt securities, including convertible debt securities, issued by real estate companies, such as real estate investment trusts ("REITs");

        o at least 80% of its Managed Assets in income producing equity securities issued by real estate companies, such as REITs;

        o at least 40% of its Managed Assets in common stocks of real estate companies, such as REITs;

        o up to 20% of its Managed Assets in debt securities, including convertible debt securities, issued or guaranteed by real estate companies, such as REITS.

         In addition, the Trust will not invest more than:

        o 25% of its Managed Assets in non-investment grade preferred stocks, convertible preferred stocks, debt securities, including convertible debt securities of real estate companies (commonly known as "junk bonds"); and

        o        15% of its Managed Assets in illiquid real estate securities.

         The Trust has a policy of concentrating its investments in the real estate industry and not in any other industry. There can be no assurance that the Trust will achieve its investment objectives. The Trust's investment policy of investing in real estate companies, including REITs, involves a high degree of risk. You could lose some or all of your investment. See "Risks" beginning on page __.

         Advisor and Subadvisor. BlackRock Advisors, Inc. will be the Trust's investment advisor and Wellington Management Company, LLP will be the Trust's sub-advisor. Wellington Management Company, LLP had approximately $4.7 billion in real estate equity and fixed-income securities under management as of September 30, 2002.

         No Prior History. Because the Trust is newly organized, its shares have no history of public trading. Shares of closed-end investment companies frequently trade at a discount from their net asset value. This risk may be greater for investors expecting to sell their shares in a relatively short period after completion of the public offering. The Trust's common shares are expected to be listed on the New York Stock Exchange under the symbol " ".

         Borrowing. The Trust intends to use leverage through the issuance of preferred shares, commercial paper or notes and/or borrowing in an aggregate amount of approximately 35% of the Trust's capital to buy additional securities. The Trust may borrow from banks or other financial institutions. The use of preferred shares and other borrowing techniques to leverage the common shares can create risks.

         Investing in the common shares involves certain risks. See "Risks" on page of this prospectus.

                                                                      Per Share        Total
Public offering price..............................................   $                $
Sales load.........................................................   $                $
Estimated offering expenses........................................   $                $
Proceeds, after expenses, to the Trust(1)..........................   $                $

(1)  Aggregate offering expenses are expected to be $   . BlackRock Advisors,
     Inc. has agreed to reimburse offering expenses in excess of $0.03 per common share.

         The underwriters may also purchase up to additional common shares at the public offering price, less the sales load, within 45 days from the date of this prospectus to cover over-allotments.

         Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The common shares will be ready for delivery on or about       , 2002.


                The date of this prospectus is        , 2002.

         You should read this prospectus, which contains important information about the Trust, before deciding whether to invest in the common shares and retain it for future reference. A Statement of Additional
Information, dated        , 2002, containing additional information about the
Trust, has been filed with the Securities and Exchange Commission and is incorporated by reference in its entirety into this prospectus. You may request a free copy of the Statement of Additional Information, the table of contents of which is on page of this prospectus, by calling (888)
825-2257 or by writing to the Trust, or obtain a copy (and other information regarding the Trust) from the Securities and Exchange Commission's web site (http://www.sec.gov).

         The Trust's common shares do not represent a deposit or obligation of, and are not guaranteed or endorsed by, any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

         You should rely only on the information contained or incorporated by reference in this prospectus. We have not, and the Underwriters have not, authorized any other person to provide you with different information. If anyone provides you with different or inconsistent information, you should not rely on it. We are not, and the Underwriters are not, making an offer to sell these securities in any jurisdiction where the offer or sale is not permitted. You should assume that the information in this prospectus is accurate only as of the date of this prospectus. Our business, financial condition and prospects may have changed since that date.


                             TABLE OF CONTENTS

                                                                         PAGE
                                                                         ----
Prospectus Summary.....................................................     4
Summary of Trust Expenses..............................................    12
The Trust..............................................................    14
Use of Proceeds........................................................    14
The Trust's Investments................................................    14
Borrowings and Preferred Shares........................................    19
Interest Rate Transactions.............................................    21
Risks..................................................................    22
Management of the Trust................................................    30
Net Asset Value........................................................    31
Distributions..........................................................    32
Dividend Reinvestment Plan.............................................    33
Description of Shares..................................................    35
Certain Provisions in the Agreement and
  Declaration of Trust.................................................    37
Closed-End Trust Structure.............................................    38
Repurchase of Common Shares............................................    38
Tax Matters............................................................    39
Underwriting...........................................................    40
Custodian and Transfer Agent...........................................    42
Legal Opinions.........................................................    42
Table of Contents for the Statement of
  Additional Information...............................................    43


         Until      , 2002 (25 days after the date of this prospectus), all
dealers that buy, sell or trade the common shares, whether or not participating in this offering, may be required to deliver a prospectus. This is in addition to the dealers' obligation to deliver a prospectus when acting as underwriters and with respect to their unsold allotments or subscriptions.

                      PRIVACY PRINCIPLES OF THE TRUST

         The Trust is committed to maintaining the privacy of its shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Trust collects, how the Trust protects that information and why, in certain cases, the Trust may share information with select other parties.

         Generally, the Trust does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Trust. The Trust does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

         The Trust restricts access to non-public personal information about its shareholders to employees of the Trust's investment advisor and their sub-advisor and their respective affiliates with a legitimate business need for the information. The Trust maintains physical, electronic and procedural safeguards designed to protect the non-public personal information of its shareholders.


                             PROSPECTUS SUMMARY

         This is only a summary. This summary may not contain all of the information that you should consider before investing in our common shares. You should review the more detailed information contained in this prospectus and in the Statement of Additional Information.

The Trust................................  BlackRock Real Estate Income Trust is a newly organized, non-diversified, closed-end management investment company. Throughout the prospectus, we refer to BlackRock Real Estate Income Trust simply as the "Trust" or as "we," "us"
                                           or "our." See "The Trust."

The Offering.............................  The Trust is offering      common shares of beneficial interest  at
                                           $15.00 per share through a group of underwriters (the "Underwriters") led by
                                                . The common shares of beneficial interest are called "common shares" in the rest of this prospectus. You must purchase at least 100 common shares
                                           ($1,500) in order to participate in this offering. The Trust has given the
                                           Underwriters an option to purchase up to      additional common shares to cover
                                           orders in excess of      common shares. BlackRock Advisors, Inc. has agreed to pay
                                           organizational expenses and offering costs (other than sales load) that exceed $0.03 per common share. See "Underwriting."

Investment Objectives....................  The Trust's primary investment objective is high current income; and the
                                           Trust's secondary investment objective is capital appreciation. The Trust's investment objectives and certain investment policies are considered fundamental and may not be changed without shareholder approval. See "The
                                           Trust's Investments."

Investment Policies......................  The Trust has a policy of concentrating its investments in the real estate industry and not in any other industry. Under normal market conditions, the Trust will invest at least 90% of its Managed Assets in income producing common stocks, preferred stocks, convertible preferred stocks and debt securities issued by real estate companies, such as REITs. At least 80% of the Trust's Managed Assets will be invested in income producing equity securities issued by real estate companies, such as REITs. For the purpose of the Trust's investment policies, equity securities include common stocks, preferred stocks and convertible preferred stocks. Substantially all of the equity securities of real estate companies in which the Trust intends to invest are traded on a domestic or foreign securities exchange or in the over-the-counter markets. At least 40% of the Trust's Managed Assets will be invested in common stocks of real estate companies, such as REITs. The Trust may invest up to 20% of its Managed Assets in debt securities, including convertible debt securities, issued or guaranteed by real estate companies.

                                           The Trust intends initially to invest approximately:

                                                o        75% of its Managed Assets in common stocks issued by real estate companies; and

                                                o        25% of its Managed Assets in preferred stocks issued by real estate companies.

                                           The actual percentage of common, preferred and convertible preferred stocks and debt securities in the Trust's portfolio may vary over time. The preferred stocks, convertible preferred stocks and debt securities in which the Trust may invest are sometimes collectively referred to in this
                                           Prospectus as "Ratable Securities." The Trust will not invest more than 25%
                                           of its Managed Assets in Ratable Securities of below investment grade quality. Investment grade quality Ratable Securities are those that are rated within the four highest grades (i.e., Baa or BBB or better) by Moody's
                                           Investors Service, Inc. ("Moody's"), Standard & Poor's, a division of The
                                           McGraw-Hill Companies ("S&P"), or Fitch IBCA, Inc. ("Fitch") at the time of investment.

                                           The Trust currently defines a real estate company as a company that generally derives at least 50% of its revenue from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate or has at least 50% of its assets invested in such real estate. A common type of real estate company, a REIT, is a company that pools investors' funds for investment primarily in income-producing real estate or in real estate related loans (such as mortgages) or other interests.
                                           Therefore, a REIT normally derives its income from rents or from interest payments, and may realize capital gains by selling properties that have appreciated in value. A REIT is not taxed on income distributed to its shareholders if it complies with several requirements relating to its organization, ownership, assets and income and a requirement that it distribute to its shareholders at least 90% of its taxable income (other than net capital gains) for each taxable year and otherwise complies with the requirements of the Internal Revenue Code of 1986, as amended (the "Code").
                                           As a result, REITs tend to pay relatively high dividends (as compared to other types of companies), and the Trust intends to use these REIT dividends in an effort to meet its primary objective of high current income.

                                           The Trust will not invest more than 15% of its Managed Assets in illiquid real estate securities. See "Management of the Trust--Investment Advisor and
                                           Sub-advisor." The Trust may invest up to 10% of its Managed Assets in securities of non-U.S. issuers. The Trust will not invest more than 15% of its Managed Assets in the securities of any one issuer.

                                           Although not intended to be a significant element in the Trust's investment strategy, from time to time the Trust may use various other investment management techniques that also involve certain risks and special considerations, including:

                                           o        engaging in interest rate and derivatives transactions;

                                           o        engaging in foreign currency  transactions in connection with the
                                                    Trust's investment in securities of non-U.S. issuers;

                                           o        using options and financial futures; and

                                           o        making forward commitments.


                                           There can be no assurance that the Trust's  investment  objectives will be achieved. See "The Trust's Investments."
Borrowings and
Preferred Shares.........................  The Trust intends to use leverage  through the issuance of preferred stock
                                           ("Preferred Shares"), commercial paper or notes and/or borrowing in an aggregate amount of approximately 35% of the Trust's capital after such issuance and/or borrowing. The Trust may borrow from banks and other financial institutions. Leverage involves greater risks. The Trust's leveraging strategy may not be successful. See "Risks--Leverage Risk."

                                           Approximately one to three months after completion of this offering, the
                                           Trust may offer Preferred Shares. Preferred Shares will have seniority over the common shares and any interest rate transactions the Trust enters into.
                                           The issuance of Preferred Shares will leverage your investment in common shares. Any issuance of commercial paper or notes or borrowing will have seniority over the common shares.

                                           There is no guarantee that the Trust's leverage strategy will be successful.
                                           See "Risks--Leverage Risk." Preferred Shares will pay dividends based on short-term rates, which will be reset frequently. Borrowings may be at a fixed or floating rate and generally will be based on short-term rates. So long as the rate of return, net of applicable Trust expenses, on the Trust's portfolio investments exceeds the Preferred Share dividend rate, as reset periodically, or the interest rate on any borrowings, the investment of the proceeds of Preferred Shares or borrowings will generate more income than will be needed to pay such dividends or interest payment. If so, the excess will be available to pay higher dividends to holders of common shares.

Interest Rate
Transactions.............................  In connection  with the Trust's  anticipated  use of leverage  through the sale of Preferred Shares or borrowings, the Trust may enter into interest rate swap or cap transactions. The use of interest rate swaps and caps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an interest rate swap, the Trust would agree to pay to the other party to the interest rate swap (which is known as the "counterparty")
                                           a fixed rate payment in exchange for the counterparty agreeing to pay to the
                                           Trust a variable rate payment that is intended to approximate the Trust's variable rate payment obligation on Preferred Shares or any variable rate borrowings. The payment obligations would be based on the notional amount of the swap. In an interest rate cap, the Trust would pay a premium to the counterparty to the interest rate cap and, to the extent that a specified variable rate index exceeds a predetermined fixed rate, would receive from the counterparty payments of the difference based on the notional amount of such cap.

                                           Depending on the state of interest rates in general, the Trust's use of interest rate swaps or caps could enhance or harm the overall performance of the common shares. To the extent there is a decline in interest rates, the value of the interest rate swap or cap could decline, and could result in a decline in the net asset value of the common shares. In addition, if the counterparty to an interest rate swap or cap defaults, the Trust would not be able to use the anticipated net receipts under the swap or cap to offset the dividend payments on Preferred Shares or interest payments on borrowings.
                                           Depending on whether the Trust would be entitled to receive net payments from the counterparty on the swap or cap, which in turn would depend on the general state of short-term interest rates at that point in time, such a default could negatively impact the performance of the common shares. In addition, at the time an interest rate swap or cap transaction reaches its scheduled termination date, there is a risk that the Trust will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.

                                           If this occurs, it could have a negative impact on the performance of the common shares.

                                           If the Trust fails to maintain a required 200% asset coverage of the liquidation value of any outstanding Preferred Shares or if the Trust loses an expected AAA/Aaa rating on Preferred Shares or fails to maintain other covenants, the Trust may be required to redeem some or all Preferred Shares.
                                           Similarly, the Trust could be required to prepay the principal amount of any borrowings. Such redemption or prepayment would likely result in the Trust seeking to terminate early all or a portion of any swap or cap transaction.
                                           Early termination of a swap could result in a termination payment by or to the Trust. Early termination of a cap could result in a termination payment to the Trust. The Trust intends to designate on its books and records cash or liquid securities having a value at least equal to the Trust's net payment obligations under any swap transaction, marked to market daily. See "Use of
                                           Leverage" and "Interest Rate Transactions" for additional information.

                                           The Trust may, but is not required to, use interest rate transactions in connection with the management of the Trust's portfolio of securities. See
                                           "The Trust's Investments-Portfolio Composition - Strategic Transactions" for
                                           more information.

Investment Advisor and
Sub-Advisor..............................  BlackRock Advisors,  Inc. ("BlackRock  Advisors" or the "Advisor") will be the Trust's investment advisor, and Wellington Management Company, LLP
                                           ("Wellington Management" or the "Sub-Advisor") will provide day-to-day investment management services to the Trust. Throughout the prospectus, we sometimes refer to BlackRock Advisors and Wellington Management collectively as the "Advisors." BlackRock Advisors will receive an annual fee, payable monthly, in a maximum amount equal to 0.90% of the average weekly value of the Trust's Managed Assets. BlackRock Advisors will pay Wellington Management a portion of this fee. "Managed Assets" means the total assets of the Trust
                                           (including any assets attributable to any Preferred Shares that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage). The liquidation preference of the Preferred
                                           Shares is not a liability. For purposes of calculating the management fee,
                                           BlackRock Advisors has voluntarily agreed to waive receipt of a portion of the management fee or other expenses of the Trust in the amount of 20% of the average weekly values of the Trust's Managed Assets for the first five years of the Trust's operations (through January 31, 2008), and for a declining amount for an additional three years (through January 31, 2011).

                                           Wellington Management is an asset management firm with approximately $293 billion assets under management, with approximately $4.7 billion in real estate equity and fixed-income securities under management as of September
                                           30, 2002. Wellington Management will be responsible for the day-to-day management of the Trust, which includes buying and selling securities for the
                                           Trust and investment research. See "Management of the Trust."

Distributions............................  Subject to the discussion in the following paragraph, commencing with the
                                           Trust's first dividend, the Trust intends to make regular monthly cash distributions to common shareholders at a level rate based on the projected performance of the Trust, which rate may be adjusted from time to time
                                           ("Level Rate Dividend Policy"). The Trust's ability to maintain a Level Rate
                                           Dividend Policy will depend on a number of factors, including the stability of income received from its investments and dividends payable on Preferred
                                           Shares or interest and required principal payments on borrowings. As portfolio and market conditions change, the rate of dividends in respect of the common shares and the Trust's dividend policy could change. The Trust will make such monthly payment out of its net investment income (after it pays accrued dividends on its outstanding Preferred Shares, if any, and interest and required principal payments on borrowings, if any). At least annually, the Trust intends to distribute all of its net capital gain and any remaining net investment income not distributed during the year, if any, to you so long as the net capital gain and net investment income are not necessary to pay accrued dividends on, or redeem or liquidate any Preferred
                                           Shares, or pay interest on or repay any borrowings. Your initial distribution is expected to be declared approximately 45 days, and paid approximately 60 to 90 days, from the completion of this offering, depending upon market conditions. You may elect to automatically reinvest some or all of your distributions in additional common shares under the Trust's Dividend
                                           Reinvestment Plan. See "Distributions" and "Dividend Reinvestment Plan."

                                           Following the completion of this offering, the Trust intends to file an exemptive application with the Securities and Exchange Commission seeking an order under the Investment Company Act of 1940, as amended (the "Investment
                                           Company Act") facilitating the implementation of a dividend policy calling for monthly distributions of a fixed percentage of its net asset value
                                           ("Managed Dividend Policy"). If, and when, the Trust receives the requested relief, the Trust may, subject to the determination of its board of trustees, implement a Managed Dividend Policy. See "Distributions."

Listing..................................  The common shares are expected to be listed on the New York Stock
                                           Exchange under the symbol "    ". See "Description of Shares--Common Shares."

Custodian and Transfer Agent.............  State Street Bank and Trust Company will serve as the Trust's Custodian, and EquiServe Trust Company, N.A. will serve as the Trust's Transfer Agent.
                                           See "Custodian and Transfer Agent."

Market Price of Shares...................  Common shares of closed-end investment companies frequently trade at prices lower than their net asset value. Common shares of closed-end investment companies like the Trust that invest primarily in securities issued by real estate companies have during some periods traded at prices higher than their net asset value and during other periods traded at prices lower than their net asset value. The Trust cannot assure you that its common shares will trade at a price higher than or equal to net asset value. The
                                           Trust's net asset value will be reduced immediately following this offering by the sales load and the amount of the organization and offering expenses paid by the Trust. See "Use of Proceeds." In addition to net asset value, the market price of the Trust's common shares may be affected by such factors as dividend levels, which are in turn affected by expenses, dividend stability, portfolio credit quality, liquidity and market supply and demand. See
                                           "Preferred Shares and Leverage," "Risks," "Description of Shares" and the
                                           section of the Statement of Additional Information with the heading
                                           "Repurchase of Common Shares." The common shares are designed primarily for long-term investors and you should not purchase common shares of the Trust if you intend to sell them shortly after purchase.

Special Risk Considerations..............  No Operating  History.  The Trust is a newly  organized,  non-diversified, closed-end management investment company with no operating history.

                                           Market Discount Risk. Shares of closed-end management investment companies frequently trade at a discount from their net asset value.

                                           Investment Risk. An investment in the Trust is subject to investment risk, including the possible loss of the entire principal amount that you invest.

                                           Stock Market Risk. Your investment in common shares represents an indirect investment in REIT shares and other real estate securities owned by the
                                           Trust, substantially all of which are traded on a domestic and foreign securities exchange or in the over-the-counter markets. The value of these securities, like other stock market investments, may move up or down, sometimes rapidly and unpredictably. The Trust intends to use leverage, which magnifies stock market risk.

                                           Interest Rate Risk. Interest rate risk is the risk that fixed-income investments such as preferred stocks and debt securities, and to a lesser extent dividend-paying common stocks such as REIT common stocks, will decline in value because of changes in market interest rates. When market interest rates rise, the market value of such securities generally will fall. The
                                           Trust's investment in such securities means that the net asset value and market price of common shares will tend to decline if market interest rates rise. Your common shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Trust dividends and distributions. The Trust intends to utilize leverage, which magnifies the stock market and interest rate risks. See "Use of Leverage."

                                           Leverage Risk. The use of leverage through the issuance of Preferred Shares creates an opportunity for increased common share net investment income dividends, but also creates risks for the holders of common shares. The
                                           Trust's leveraging strategy may not be successful. Leverage creates two major types of risks for the holders of common shares:

                                           o    the likelihood of greater volatility of net asset value and market price of the common shares because changes in the value of the Trust's portfolio, including securities bought with the proceeds of the
                                                Preferred Shares offering, are borne entirely by the holders of common shares; and

                                           o    the possibility either that common share net investment income will fall if the Preferred Share dividend rate rises or that common share net investment income will fluctuate because the Preferred Share dividend rate varies.

                                           General Real Estate Risks. Because the Trust concentrates its assets in the real estate industry, your investment in the Trust will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments. REIT prices also may drop because of the failure of borrowers to pay their loans and poor management. Many REITs utilize leverage which increases investment risk and could adversely affect a
                                           REIT's operations and market value in periods of rising interest rates as well as risks normally associated with debt financing.

                                           There are special risks associated with particular sectors of real estate investments:

                                           o    Retail Properties. Retail properties are affected by the overall health of the economy and may be adversely affected by, among other things, the growth of alternative forms of retailing, bankruptcy, departure or cessation of operations of a tenant, a shift in consumer demand due to demographic changes, spending patterns and lease terminations.

                                           o    Office Properties. Office properties are affected by the overall health of the economy, and other factors such as a downturn in the businesses operated by their tenants, obsolescence and non-competitiveness.

                                           o    Hotel Properties. The risks of hotel properties include, among other things, the necessity of a high level of continuing capital expenditures, competition, increases in operating costs which may not be offset by increases in revenues, dependence on business and commercial travelers and tourism, increases in fuel costs and other expenses of travel, and adverse effects of general and local economic conditions.
                                                Hotel properties tend to be more sensitive to adverse economic conditions and competition than many other commercial properties.

                                           o    Healthcare Properties. Healthcare properties and healthcare providers are affected by several significant factors, including federal, state and local laws governing licenses, certification, adequacy of care, pharmaceutical distribution, rates, equipment, personnel and other factors regarding operations; continued availability of revenue from government reimbursement programs (primarily Medicaid and Medicare); and
                                                competition on a local and regional basis. The failure of any healthcare operator to comply with governmental laws and regulations may affect its ability to operate its facility or receive government reimbursements.

                                           o    Multifamily Properties. The value and successful operation of a multifamily property may be affected by a number of factors such as the location of the property, the ability of the management team, the level of mortgage rates, the presence of competing properties, adverse economic conditions in the locale, oversupply and rent control laws or other laws affecting such properties.

                                           Other factors may contribute to the riskiness of real estate investments:

                                           o    Lack of Insurance. Certain of the portfolio companies may fail to carry comprehensive liability, fire, flood, earthquake extended coverage and rental loss insurance, or insurance in place may be subject to various policy specifications, limits and deductibles. Should any type of uninsured loss occur, the portfolio company could lose its investment in, and anticipated profits and cash flows from, a number of properties and as a result impact the Trust's investment performance.

                                           o    Financial Leverage. REITs may be highly leveraged and financial covenants may affect the ability of REITs to operative effectively.

                                           o    Environmental Issues. In connection with the ownership (direct or indirect), operation, management and development of real properties that may contain hazardous or toxic substances, a portfolio company may be considered an owner, operator or responsible party of such properties and, therefore, may be potentially liable for removal or remediation costs, as well as certain other costs, including governmental fines and liabilities for injuries to persons and property. The existence of any such material environmental liability could have a material adverse effect on the results of operations and cash flow of any such portfolio company and, as a result, the amount available to make distributions on shares of the Trust could be reduced.

                                           o    Smaller Companies. Even the larger REITs in the industry tend to be small to medium-sized companies in relation to the equity markets as a whole. REIT shares, like other smaller company stocks, can be more volatile than, and perform differently from, larger company stocks.
                                                There may be less trading in a smaller company's stock, which means that buy and sell transactions in that stock could have a larger impact on the stock's price than is the case with larger company stocks. Further, smaller companies may have fewer business lines; changes in any one line of business, therefore, may have a greater impact on a smaller company's stock price than is the case for a larger company.

                                           o    Recent Events. The value of real estate is particularly susceptible to acts of terrorism and other changes in foreign and domestic conditions.

                                           As of September 30, 2002, the market capitalization of REITs ranged in size from approximately $100 million to approximately $10.4 billion. See
                                           "Risks--General Risks of Securities Linked to the Real Estate Market."

                                           Non-Diversification. The Trust has registered as a "non-diversified"
                                           investment company under the Investment Company Act. For Federal income tax purposes, the Trust, with respect to up to 50% of its total assets, will be able to invest more than 5% (but not more than 25%, except for investments in
                                           United States government securities and securities of other regulated investment companies, which are not limited for tax purposes) of the value of its total assets in the obligations of any single issuer. To the extent the
                                           Trust invests a relatively high percentage of its assets in the obligations of a limited number of issuers, the Trust may be more susceptible than a more widely diversified investment company to any single economic, political or regulatory occurrence.

                                           Lower Rated Securities. The Trust may invest up to 25% of its Managed Assets in high-risk, high yield Ratable Securities of lower grade quality, which are commonly referred to as "junk bonds." Investments in lower grade Ratable
                                           Securities will expose the Trust to greater risks than if the Trust owned only higher grade securities.

                                           Foreign Securities. The Trust may invest up to 10% of its Managed Assets in real estate securities of non-U.S. issuers or that are denominated in various foreign currencies or multinational currency units ("Foreign Securities").
                                           Such investments involve certain risks not involved in domestic investments.
                                           Securities markets in foreign countries are not as developed, efficient or liquid as the United States markets. Therefore, the prices of Foreign
                                           Securities often are volatile. Although the Trust will report its net asset value and pay dividends in U.S. dollars, Foreign Securities often are purchased with and make interest payments in foreign currencies. Therefore, when the Trust invests in Foreign Securities, it will be subject to foreign currency risk, which means that the Trust's net asset value could decline as a result of changes in the exchange rates between foreign currencies and the
                                           U.S. dollar. Certain foreign countries may impose restrictions on the ability of issuers of Foreign Securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. In addition, the Trust will be subject to risks associated with adverse political and economic developments in foreign countries, which could cause the Trust to lose money on its investments in
                                           Foreign Securities. Under normal market conditions the Trust will not hold any Foreign Securities of issuers in so-called "emerging markets" (or lesser developed countries).

                                           Other Investment Techniques. For general portfolio management purposes, the
                                           Trust may use various other investment management techniques that also involve certain risks and special considerations, including engaging in hedging and risk management transactions, including interest rate and foreign currency transactions, options, futures, swaps and other derivatives transactions. These strategic transactions will be entered into to seek to manage the risks of the Trust's portfolio of securities, but may have the effect of limiting the gains from favorable market movements. Inflation Risk.
                                           Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the common shares and distributions can decline and the dividend payments in respect of Fund
                                           Preferred Shares, if any, or interest payments on any borrowings may increase. See "Risks--Inflation Risks."

                                           Anti-Takeover Provisions. The Trust's Agreement and Declaration of Trust
                                           includes provisions that could limit the ability of other entities or persons to acquire control of the Trust or convert the Trust to open-end status.
                                           These provisions could deprive the holders of common shares of opportunities to sell their common shares at a premium over the then current market price of the common shares or at net asset value. In addition, if the Trust issues preferred shares, the holders of the preferred shares will have voting rights that could deprive holders of common shares of such opportunities.

                         SUMMARY OF TRUST EXPENSES

The following table assumes the issuance of Preferred Shares in an amount equal to 35% of the Trust's capital (after their issuance), and shows Trust expenses as a percentage of net assets attributable to common shares.

Shareholder Transaction Expenses

  Sales Load Paid by You (as a percentage of offering price)...................  4.50%
  Dividend Reinvestment Plan Fees..............................................  None*


                                                                     Percentage of Net Assets Attributable
                                                                      to Common Shares (Assumes Preferred
                                                                              Shares Are Issued)**
Annual Expenses
    Management Fees.....................................                        0.90 %
    Other Expenses......................................                        0.20 %
                                                                             --------------
    Total Annual Expenses...............................                        1.10 %***
                                                                             ==============
    Fee and Expense Waiver..............................                        (0.20 )%***
                                                                             --------------
    Net Annual Expenses.................................                        0.90 %***

----------
* You will be charged a $2.50 service charge and pay brokerage charges if you direct the Plan Agent (as defined below) to sell your common shares held in a dividend reinvestment account.

** The table presented below in this footnote estimates what the Trust's annual expenses would be stated as percentages of the Trust's net assets attributable to Common Shares. This table assumes the Trust is the same size as in the table above, but unlike the table above, assumes that no Preferred Shares are issued or outstanding. This will be the case, for instance, prior to the Trust's expected issuance of Preferred Shares. In accordance with these assumptions, the Trust's expenses would be estimated to be as follows:

                                                                      Percentage of Net Assets Attributable
                                                                     to Common Shares (Assumes No Preferred
                                                                        Shares Are Issued or Outstanding)
         Annual Expenses
             Management Fees.....................................               1.38%
             Other Expenses......................................               0.31%
                                                                             --------------
             Total Annual Expenses...............................               1.69%***
                                                                             ==============
             Fee and Expense Waiver..............................              (0.31)%***
                                                                             --------------
             Net Annual Expenses.................................               1.38%***

----------

*** BlackRock Advisors has voluntarily agreed to waive receipt of a portion of the management fee or other expenses of the Trust in the amount of 0.20% of average weekly net assets attributable to common shares ( % of average weekly Managed Assets) for the first 5 years of the Trust's operations, 0.15% (0.23%) in year 6, 0.10% (0.15%) and in year 7, 0.05% (0.08%). Without the waiver, "Total Annual Expenses" would be estimated to be 1.10% of average weekly net assets attributable to common shares and 1.10% of average weekly Managed Assets.

         The purpose of the table above and the example below is to help you understand all fees and expenses that you, as a holder of common shares, would bear directly or indirectly. The expenses shown in the table under "Other Expenses" and "Net Annual Expenses" are based on estimated amounts for the Trust's first full year of operations and assume that the Trust issues common shares. If the Trust issues fewer common shares, all other things being equal, these expenses would increase. See "Management of the Trust" and "Dividend Reinvestment Plan."

         The following example illustrates the expenses (including the sales load of $45) that you would pay on a $1,000 investment in common shares, assuming (1) total net annual expenses of 1.10% or 0.90% of net assets attributable to common shares in years 1 through 5, and (2) a 5% annual return:(1)


                                              1 Year         3 Years        5 Years           10 Years(2)
                                              ------         -------        ------            ---------
Total Expenses Incurred...................    $              $              $                 $

(1) The example should not be considered a representation of future expenses. The example assumes that the estimated "Other Expenses" set forth in the Annual Expenses table are accurate, that fees and expenses increase as described in note 2 below and that all dividends and distributions are reinvested at net asset value. Actual expenses may be greater or less than those assumed. Moreover, the Trust's actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

(2) Assumes waiver of fees and expenses of 0.15% of average weekly net assets attributable to common shares in year 6 (0.23% of average weekly Managed Assets), 0.10% (0.15%) in year 7 and 0.05% (0.08%) assumes that leverage remains 35% of the Trust's capital throughout the periods reflected. BlackRock Advisors has not agreed to waive any portion of its fees and expenses beyond , 2013. See "Management of the Trust--Investment Management Agreement."



                                 THE TRUST

         The Trust is a newly organized, non-diversified, closed-end management investment company registered under the Investment Company Act. The Trust was organized as a Delaware statutory trust on October 18, 2002, pursuant to an Agreement and Declaration of Trust governed by the laws of the State of Delaware. As a newly organized entity, the Trust has no operating history. The Trust's principal office is located at 100 Bellevue Parkway, Wilmington, Delaware 19809, and its telephone number is (888) 825-2257.


                              USE OF PROCEEDS

         The net proceeds of the offering of Common Shares will be
approximately $        ($      if the Underwriters exercise the over-allotment
option in full) after payment of the estimated organization and offering costs. The Trust will invest the net proceeds of the offering in accordance with the Trust's investment objectives and policies as stated below. We currently anticipate that the Trust will be able to invest primarily in real-estate related securities that meet the Trust's investment objectives and policies within approximately one to three months after the completion of the offering. Pending such investment, it is anticipated that the proceeds will be invested in short-term investment grade securities.


                          THE TRUST'S INVESTMENTS

Investment Objectives and Policies

         The Trust's primary investment objective is high current income and its secondary investment objective is capital appreciation. The Trust has a policy of concentrating its investments in the real estate industry and not in any other industry. The Trust's investment objectives and its policy of concentrating its investments in the real estate industry are fundamental and may not be changed without shareholder approval. Unless otherwise indicated, the Trust's other investment policies are not fundamental and may be changed by the board of trustees without shareholder approval, although we have no current intention of doing so. There can be no assurance that the Trust's investment objectives will be achieved.

         Under normal market conditions, the Trust:

              o will invest at least 90% of its Managed Assets in income producing equity and debt securities of real estate companies, such as REITs. These securities can consist of (i) common stocks, (ii) preferred stocks, (iii) rights or warrants to purchase common stocks and preferred stocks, and (iv) convertible preferred stocks;

              o will invest at least 80% of its Managed Assets in income producing equity securities issued by real estate companies, such as REITs;

              o will invest at least 40% of its Managed Assets in common stocks of real estate companies, such as REITs; and

              o may invest up to 20% of its Managed Assets in debt securities, including convertible debt securities, issued or guaranteed by real estate companies.

         The Trust's intends initially to invest approximately:

              o 75% of its Managed Assets in common stocks issued by real estate companies;

              o 25% of its Managed Assets in preferred stocks issued by real estate companies.

              o Substantially all of the equity securities of real estate companies in which the Trust intends to invest are traded on a domestic or foreign securities exchange or in the over-the-counter markets.

         The actual percentage of common, preferred and convertible preferred stocks and debt securities, including convertible debt securities, in the Trust's portfolio may vary over time.

         The Trust will not invest more than 25% of its Managed Assets in Ratable Securities of below investment grade. Investment grade quality Ratable Securities are those that have received a rating within the four highest rating categories (i.e., Baa or higher by Moody's or BBB or higher by S&P or Fitch) or are unrated securities of comparable quality as determined by the Advisors. This credit quality policy applies only at the time a security is purchased, and the Trust is not required to dispose of a security if a rating agency downgrades or withdraws its assessment of the credit characteristics of a particular issue. In determining whether to retain or sell a security that a rating agency has downgraded or withdraws a rating, the Advisors may consider such factors as the Advisors' assessment of the credit quality of the issuer of the security, the price at which the security could be sold and the rating, if any, assigned to the security by other rating agencies. See Appendix A in the Statement of Additional Information for a description of security ratings.

         The Trust will not invest more than 15% of its Managed Assets in illiquid real estate securities. The Trust may invest up to 10% of its Managed Assets in Foreign Securities. The Trust will not invest more than 15% of its Managed Assets in the securities of any one issuer.

         Although not intended to be a significant element in the Trust's investment strategy, from time to time the Trust may use various other investment management techniques that also involve certain risks and special considerations, including:

o        engaging in interest rate and derivatives transactions;

o engaging in foreign currency transactions in connection with the Trust's investment in Foreign Securities;

o        using options and financial futures; and

o        making forward commitments.

Investment Process

         General. Wellington Management's approach to real estate investing is based on a bottom-up analysis of factors affecting individual securities combined with a top-down analysis of the real estate market.

         Bottom-Up Analysis. At the individual security level, real estate security performance is significantly impacted by the location of assets, constraints on supply within that location, and management's ability to add value through development, asset repositioning, and achieving operating economies of scale.

         Wellington Management uses intensive financial analysis and an evaluation of individual competitive position to identify securities with the most attractive characteristics.

         Individual company research begins by reviewing the quality, depth and strategy of management. Wellington Management considers this an essential aspect of its analysis given the cyclicality of the real estate industry, the immaturity of the real estate securities market, and the inherent conflicts of interest imbedded in many real estate security structures. Wellington Management evaluates management's ability to increase shareholder value and control risk.

         In addition to strong management, Wellington Management seeks to invest in companies with the following characteristics:

              o    attractive dividend yields;

              o disciplined investment strategy, coupled with a solid development and operating track record, and a clear understanding of their own cost of capital;

              o ability to deliver high levels of same-unit rent growth and occupancy gains on a relative basis;

              o a strong and flexible balance sheet in terms of the ability to fund future acquisition growth and increase dividends; and

              o attractive relative valuation between the public and private market in terms of: (1) replacement cost and (2) earnings yield in the public market versus capitalization rates on private market transactions.

         Top-Down Analysis. Sector weights, asset allocation and geographic diversification are influenced by a top-down evaluation of the real estate market. Top-down analysis is based on three broad components:

              Macroeconomic trends. Wellington Management monitors relevant trends affecting the supply and demand for real estate including demographic trends, employment growth and building permit changes. Wellington Management also incorporate its forecasts of long-term interest rates which affects both the cost of capital of real estate companies and the relative attractiveness of high yield stocks.

              Private real estate market trends. The real estate market is predominantly privately owned and the sector continues to exhibit many commodity like characteristics; therefore, a thorough understanding of private market investment spreads, mortgage spreads, and capital flows is necessary to assess public market company net asset values.

              Sector and geographic specific trends. Wellington Management identifies important trends in retail, non-bank financials, health care, and other sectors represented in the market; for example, the impact of new retail concepts such as mega bookstores and the future impact of the rampant growth of book sales on the Internet on existing retail distribution channels.

         Portfolio Construction. Based on its identification of companies with attractive characteristics and the conclusion of its top-down analysis, Wellington Management looks to build a diversified sector portfolio that will provide high current yield. Specifically, Wellington Management evaluates companies for purchase primarily on the basis of current dividend yields plus expected dividend growth. Wellington Management evaluate projected cash flows to derive dividend growth estimates and evaluate companies on a relative risk basis as evidenced by return expectations in the private market and the level of company specific leverage. In conjunction with determining companies for purchase, Wellington Management over- and under-weights sub-sectors depending on where it finds relative investment value. Portfolios are diversified geographically and representation is maintained in most major market sectors.

         Wellington Management generally sells a position when:

              o    a better opportunity exists on a risk-adjusted basis;

              o    price to net asset value is unattractive; or

              o    management disappoints.

         Most of the real estate companies in which Wellington Management will invest operate as REITs. Wellington Management selectively invests in real estate service companies and in foreign real estate companies.

Portfolio Composition

         The Trust's portfolio will be composed principally of the following investments. A more detailed description of the Trust's investment policies and restrictions and more detailed information about the Trust's portfolio investments are contained in the Statement of Additional Information.

         Real Estate Companies. Under normal market conditions, the Trust will invest at least 90% of its Managed Assets in income producing common stocks, preferred stocks, convertible preferred stocks and debt securities issued by real estate companies, such as REITs. For purposes of the Trust's investment policies, the Trust currently considers a real estate company to be a company that generally:

              o derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate; or

              o    has at least 50% of its assets invested in such real estate.

         Real Estate Investment Trusts (REITs). Under normal market conditions, the Trust will invest at least 80% of its Managed Assets in income producing equity securities issued by real estate companies, such as REITs. A REIT is a real estate company that pools investors' funds for investment primarily in income-producing real estate or in real estate related loans (such as mortgages) or other interests. Therefore, a REIT normally derives its income from rents or from interest payments, and may realize capital gains by selling properties that have appreciated in value. A REIT is not taxed on income distributed to its shareholders if it complies with several requirements relating to its organization, ownership, assets and income and a requirement that it distribute to its shareholders at least 90% of its taxable income (other than net capital gains) for each taxable year and otherwise complies with the requirements of the Code. As a result, REITs tend to pay relatively higher dividends than other types of companies, and the Trust intends to use these REIT dividends in an effort to meet the high current income goal of its investment objectives.

         REITs can generally be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs, which invest the majority of their assets directly in real property, derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs, which invest the majority of their assets in real estate mortgages, derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity REITs and Mortgage REITs. The Trust does not currently intend to invest more than 10% of its Managed Assets in Mortgage REITs or Hybrid REITs.

         Preferred Stocks. The Trust may invest in preferred stocks issued by real estate companies. Preferred stocks pay fixed or floating rate dividends to investors, and have a "preference" over common stock in the payment of dividends and the liquidation of a company's assets. This means that a company must pay dividends on preferred stock before paying any dividends on its common stock. Preferred stockholders usually have no right to vote for corporate directors or on other matters.

         Debt Securities. The Trust may invest up to 20% of its Managed Assets in debt securities, including convertible debt securities, issued or guaranteed by real estate companies.

         Lower-Rated Securities. The Trust will not invest more than 25% of its total assets in Ratable Securities of below investment grade quality. Investment grade quality securities are those that are rated within the four highest grades (i.e., Baa/BBB or better) by Moody's, S&P or Fitch, or unrated securities determined by the Advisors to be of comparable quality by the Advisors. Securities of below grade investment quality are commonly referred to as junk bonds. The Trust may only invest in high yield securities that are rated CCC or higher by S&P, rated Caa or higher by Moody's, or rated CCC or higher by Fitch, or unrated securities determined by the Advisors to be of comparable quality. The Trust will not invest in securities that are in default as to payment of principal and interest at the time of purchase. See "Risks-Risks of Lower-Rated Securities" for a discussion of the risks of below investment grade securities. For a description of security ratings, see Appendix A of the Statement of Additional Information.

         Illiquid Securities. The Trust will not invest more than 15% of its Managed Assets in illiquid securities (i.e., securities that are not readily marketable). For purposes of this restriction, illiquid securities include, but are not limited to, restricted securities (securities the disposition of which is restricted under the Federal securities laws), securities that may only be resold pursuant to Rule 144A under the Securities Act of 1933, as amended (the "Securities Act"), but that are deemed to be illiquid, and repurchase agreements with maturities in excess of seven days. The board of trustees or its delegate has the ultimate authority to determine, to the extent permissible under the Federal securities laws, which securities are liquid or illiquid for purposes of this 15% limitation. The board of trustees has delegated to the Advisors the day-to-day determination of the illiquidity of any security held by the Trust, although it has retained oversight and ultimate responsibility for such determinations. Although no definitive liquidity criteria are used, the board of trustees has directed the Advisors to look for such factors as
(i) frequency of trading and availability of quotations; (ii) the number of dealers willing to purchase or sell the security and the availability of buyers; (iii) the willingness of dealers to be market makers in the security; (iv) the nature of trading activity including (a) the time needed to dispose of a position or part of a position and (b) offer and solicitation methods; or (v) other permissible relevant factors.

         Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act. Where registration is required, the Trust may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Trust may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Trust might obtain a less favorable price than that which prevailed when it decided to sell. Illiquid securities will be priced at fair value as determined in good faith by the board of trustees or its delegate. If, through the appreciation of illiquid securities or the depreciation of liquid securities, the Trust should be in a position where more than 15% of the value of its net assets are invested in illiquid securities, including restricted securities which are not readily marketable, the Trust will take such steps as is deemed advisable, if any, to protect liquidity.

         Foreign Securities. The Trust may invest up to 10% of its Managed Assets in Foreign Securities, securities denominated in foreign currencies or multinational currency units. Under normal market conditions, the Trust will not hold any Foreign Securities of emerging market issuers. Such foreign securities markets generally are not as developed or efficient as those in the United States. Securities of some foreign issues are less liquid and more volatile than securities of comparable U.S. issuers. Similarly, volume and liquidity in most foreign securities markets are less than in the United States and, at times, volatility of price can be greater than in the United States.

         Because evidence of ownership of such securities usually are held outside the United States, the Trust will be subject to additional risks which include possible adverse political and economic developments, seizure or nationalization of foreign deposits and adoption of governmental restrictions which might adversely affect or restrict the payment of principal and interest on the Foreign Securities to investors located outside the country of the issuer, whether from currency blockage or otherwise.

         Since Foreign Securities often are purchased with and payable in currencies of foreign countries, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations.

         Strategic Transactions. The Trust may, but is not required to, use various strategic transactions described below to generate total return, facilitate portfolio management and mitigate risks. Such strategic transactions are generally accepted under modern portfolio management and are regularly used by many mutual funds and other institutional investors. Although the Advisors seek to use the practices to further the Trust's investment objectives, no assurance can be given that these practices will achieve this result.

         The Trust may purchase and sell derivative instruments such as exchange-listed and over-the-counter put and call options on securities, financial futures, equity, fixed-income and interest rate indices, and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currency or currency futures or credit transactions and credit default swaps. The Trust also may purchase derivative instruments that combine features of these instruments. Collectively, all of the above are referred to as "Strategic Transactions." The Trust generally seeks to use Strategic Transactions as a portfolio management or hedging technique to seek to protect against possible adverse changes in the market value of securities held in to be purchased for the Trust's portfolio, protect the value of the Trust's portfolio, facilitate the sale of certain securities for investment purposes, mange the effective interest rate exposure of the Trust, protect against changes in currency exchange rates, manage the effective maturity or duration of the Trust's portfolio, or establish positions in the derivatives markets as a temporary substitute for purchasing or selling particular securities. The Trust may use Strategic Transactions to enhance potential gain, although no more than 5% of the Trust's Managed Assets will be committed to variation for Strategic Transactions for non-hedging purposes.

         Strategic Transactions have risk, including the imperfect correlation between the value of such instruments and the underlying assets, the possible default of the other party to the transaction or illiquidity of the derivative instruments. Furthermore, the ability to successfully use Strategic Transactions depends on the Advisors' ability to predict pertinent market movements, which cannot be assured. Thus, the use of Strategic Transactions may result in losses greater than if they had not been used, may require the Trust to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Trust can realize on an investment, or may cause the Trust to hold a security that it might otherwise sell. The use of currency transactions can result in the Trust incurring losses as a result of the imposition of exchange controls, suspension of settlements or the inability of the Trust to deliver or receive a specified currency. Additionally, amounts paid by the Trust as premiums and cash or other assets held in margin accounts with respect to Strategic Transactions are not otherwise available to the Trust for investment purposes.

         A more complete discussion of Strategic Transactions and their risks is contained in the Trust's Statement of Additional Information.

         Temporary, Defensive Position. Upon the Advisors' recommendation, during temporary defensive periods and in order to keep the Trust's cash fully invested, including the period during which the net proceeds of the offering are being invested, the Trust may deviate from its investment objectives and invest all or any portion of its assets in investment grade debt securities, without regard to whether the issuer is a real estate company. In such a case, the Trust may not pursue or achieve its investment objectives.

         Portfolio Turnover. The Trust may engage in portfolio trading when considered appropriate, but short-term trading will not be used as the primary means of achieving the Trust's investment objectives. Although the Trust cannot accurately predict its annual portfolio turnover rate, it is not expected to exceed 100% under normal circumstances. However, there are no limits on the rate of portfolio turnover, and investments may be sold without regard to length of time held when, in the opinion of the Advisors, investment considerations warrant such action. A higher turnover rate results in correspondingly greater brokerage commissions and other transactional expenses which are borne by the Trust. High portfolio turnover may result in the realization of net short-term capital gains by the Trust which, when distributed to shareholders, will be taxable as ordinary income. See "Tax Matters."


                      BORROWINGS AND PREFERRED SHARES

         The Trust currently anticipates borrowing funds and/or issuing Preferred Shares in an aggregate amount of approximately 35% of its capital to purchase additional securities. This practice is known as "leverage." The Trust may borrow from banks and other financial institutions and may also borrow additional funds using such investment techniques as the Advisors may from time to time determine. Changes in the value of the Trust's portfolio, including securities bought with the proceeds of the leverage, will be borne entirely by the holders of common shares. If there is a net decrease, or increase, in the value of the Trust's investment portfolio, the leverage will decrease, or increase (as the case may be), the net asset value per common share to a greater extent than if the Trust were not leveraged. During periods in which the Trust is using leverage, the fees paid to the Advisors for advisory and sub-advisory services will be higher than if the Trust did not use leverage because the fees paid will be calculated on the basis of the Trust's Managed Assets, including the proceeds from the issuance of Preferred Shares and other leverage. Leverage involves greater risks. The Trust's leveraging strategy may not be successful.

         Although the Trust is authorized to issue Preferred Shares in an amount up to 50% of its capital, the Trust may offer Preferred Shares representing no more than 35% of the Trust's capital immediately after the issuance of the Preferred Shares. If as a result of market conditions, or any other reason, the Trust does not issue Preferred Shares, the Trust will limit its borrowing to 331/3% of the Trust's capital. The Preferred Shares would have complete priority upon distribution of assets over the common shares. The issuance of Preferred Shares will leverage the common shares. Although the timing and other terms of the offering of Preferred Shares and the terms of the Preferred Shares would be determined by the Trust's board of trustees, the Trust expects to invest the proceeds of any Preferred Shares offering in real estate related securities. The Preferred Shares will pay adjustable rate dividends based on shorter-term interest rates, which would be redetermined periodically by an auction process. The adjustment period for Preferred Share dividends could be as short as one day or as long as a year or more. So long as the Trust's portfolio is invested in securities that provide a higher rate of return than the dividend rate of the Preferred Shares, after taking expenses into consideration, the leverage will cause you to receive a higher rate of income than if the Trust were not leveraged.

         Under the Investment Company Act, the Trust is not permitted to issue Preferred Shares unless immediately after such issuance the value of the Trust's capital, less all liabilities and indebtedness of the Trust, is at least 200% of the liquidation value of the outstanding Preferred Shares (i.e., the liquidation value may not exceed 50% of the Trust's capital less all liabilities and indebtedness of the Trust). In addition, the Trust is not permitted to declare any cash dividend or other distribution on its common shares unless, at the time of such declaration, the value of the Trust's capital is at least 200% of the liquidation value of its outstanding Preferred Shares plus its outstanding liabilities and indebtedness. If Preferred Shares are issued, the Trust intends, to the extent possible, to purchase or redeem Preferred Shares from time to time to the extent necessary in order to maintain coverage of any Preferred Shares of at least 200%. In addition, as a condition to obtaining ratings on the Preferred Shares, the terms of any Preferred Shares issued are expected to include asset coverage maintenance provisions which will require a reduction of indebtedness or the redemption of the Preferred Shares in the event of non-compliance by the Trust and may also prohibit dividends and other distributions on the common shares in such circumstances. In order to meet redemption requirements, the Trust may have to liquidate portfolio securities. Such liquidations and redemptions, or reductions in indebtedness, would cause the Trust to incur related transaction costs and could result in capital losses to the Trust. Prohibitions on dividends and other distributions on the common shares could impair the Trust's ability to qualify as a regulated investment company under the Code. If the Trust has Preferred Shares outstanding, two of the Trust's trustees will be elected by the holders of Preferred Shares voting separately as a class. The remaining trustees of the Trust will be elected by holders of common shares and Preferred Shares voting together as a single class. In the event the Trust failed to pay dividends on Preferred Shares for two years, holders of Preferred Shares would be entitled to elect a majority of the trustees of the Trust.

         The Trust will be subject to certain restrictions imposed by guidelines of one or more rating agencies that may issue ratings for Preferred Shares issued by the Trust. These guidelines are expected to impose asset coverage or portfolio composition requirements that are more stringent than those imposed on the Trust by the Investment Company Act and may limit the ability of the Trust to borrow money and engage in other transactions. It is not anticipated that these covenants or guidelines will impede the Advisors from managing the Trust's portfolio in accordance with the Trust's investment objectives and policies.

         The Trust may also borrow money in an amount equal to 5% of its capital as a temporary measure for extraordinary or emergency purposes, including the payment of dividends and the settlement of securities transactions which otherwise might require untimely dispositions of Trust securities.

Effects of Leverage

         Assuming that the Preferred Shares will represent approximately 35% of the Trust's capital and pay dividends at annual average rate of %, the income generated by the Trust's portfolio (net of estimated expenses) must exceed % in order to cover the interest payments specifically related to the Preferred Shares. Of course, these numbers are merely estimates used for illustration. Actual interest rates on the Preferred Shares will vary frequently and may be significantly higher or lower than the rate estimated above.

         The following table is furnished in response to requirements of the Securities and Exchange Commission. It is designed to illustrate the effect of leverage on common share total return, assuming investment portfolio total returns (comprised of income and changes in the value of securities held in the Trust's portfolio) of -10%, -5%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns experienced or expected to be experienced by the Trust. See "Risks." The table further reflects the issuance of Preferred Shares or borrowing representing 35% of the Trust's capital, net of expenses, and the Trust's currently projected annual leverage dividend and borrowing interest rate or payment on interest rate transaction of 3.00%.

Assumed Portfolio Total Return (Net of Expenses)........          %          %        %        %         %
Common Share Total Return...............................          %          %        %        %         %


         Common share total return is composed of two elements--the common share dividends paid by the Trust (the amount of which is largely determined by the net investment income of the Trust after paying dividends on its Preferred Shares or interest on borrowings) and gains or losses on the value of the securities the Trust owns. As required by Securities and Exchange Commission rules, the tables above assume that the Trust is more likely to suffer capital losses than to enjoy capital appreciation. For example, to assume a total return of 0% the Trust must assume that the interest it receives on its debt security investments is entirely offset by losses in the value of those bonds.

         Unless and until Preferred Shares are issued, or, alternatively, uses leverage through borrowing, the common shares will not be leveraged and this section will not apply.

                         INTEREST RATE TRANSACTIONS

         In connection with the Trust's anticipated use of leverage through its sale of Preferred Shares or borrowings, the Trust may enter into interest rate swap or cap transactions. Interest rate swaps involve the Trust's agreement with the swap counterparty to pay a fixed rate payment on a notional amount in exchange for the counterparty paying the Trust a variable rate payment on a notional amount that is intended to approximate the Trust's variable rate payment obligation on Preferred Shares or any variable rate borrowing. The payment obligation would be based on the notional amount of the swap.

         The Trust may use an interest rate cap, which would require it to pay a premium to the cap counterparty and would entitle it, to the extent that a specified variable rate index exceeds a predetermined fixed rate, to receive from the counterparty payment of the difference based on the notional amount. The Trust would use interest rate swaps or caps only with the intent to reduce or eliminate the risk that an increase in short-term interest rates could have on common share net earnings as a result of leverage.

         The Trust will usually enter into swaps or caps on a net basis; that is, the two payment streams will be netted out in a cash settlement on the payment date or dates specified in the instrument, with the Trust receiving or paying, as the case may be, only the net amount of the two payments. The Trust intends to designate on its books and records cash or liquid securities having a value at least equal to the Trust's net payment obligations under any swap transaction, marked to market daily.

         The use of interest rate swaps and caps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. Depending on the state of interest rates in general, the Trust's use of interest rate swaps or caps could enhance or harm the overall performance on the common shares. To the extent there is a decline in interest rates, the value of the interest rate swap or cap could decline, and could result in a decline in the net asset value of the common shares. In addition, if short-term interest rates are lower than the Trust's fixed rate of payment on the interest rate swap, the swap will reduce common share net earnings. If, on the other hand, short-term interest rates are higher than the fixed rate of payment on the interest rate swap, the swap will enhance common share net earnings. Buying interest rate caps could enhance the performance of the common shares by providing a maximum leverage expense. Buying interest rate caps could also decrease the net earnings of the common shares in the event that the premium paid by the Trust to the counterparty exceeds the additional amount the Trust would have been required to pay had it not entered into the cap agreement. The Trust has no current intention of selling an interest rate swap or cap. The Trust would not enter into interest rate swap or cap transactions in an aggregate notional amount that exceeds that outstanding amount of the Trust's leverage.

         Interest rate swaps and caps generally do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Trust is contractually obligated to make. If the counterparty defaults, the Trust would not be able to use the anticipated net receipts under the swap or cap to offset the dividend payments on its Preferred Shares or interest payments on borrowing. Depending on whether the Trust would be entitled to receive net payments from the counterparty on the swap or cap, which in turn would depend on the general state of short-term interest rates at that point in time, such a default could negatively impact the performance of the common shares.

         Although this will not guarantee that the counterparty does not default, the Trust will not enter into an interest rate swap or cap transaction with any counterparty that the Advisors believe does not have the financial resources to honor its obligation under the interest rate swap or cap transaction. Further, the Advisors will continually monitor the financial stability of a counterparty to an interest rate swap or cap transaction in an effort to proactively protect the Trust's investments.

         In addition, at the time the interest rate swap or cap transaction reaches its schedule termination date, there is a risk that the Trust will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transactions. If this occurs, it could have a negative impact on the performance of the common shares.

         The Trust may choose or be required to redeem some or all Preferred Shares or prepay any borrowings. This redemption would likely result in the Trust seeking to terminate early all or a portion of any swap or cap transaction. Such early termination of a swap could result in termination payment by or to the Trust. An early termination of a cap could result in a termination payment to the Trust.

         In addition, the Trust may use interest rate transactions in connection with the management of its portfolio securities. See "The Trust's Investments - Portfolio Compositions - Strategic Transactions" above for additional information.


                                   RISKS

         The Trust is a non-diversified, closed-end management investment company designed primarily as a long-term investment and not as a trading vehicle. The Trust is not intended to be a complete investment program and, due to the uncertainty inherent in all investments, there can be no assurance that the Trust will achieve its investment objectives. Your common shares at any point in time may be worth less than you invested, even after taking into account the reinvestment of Trust dividends and distributions.

         Newly Organized. The Trust is a newly organized, non-diversified closed-end management investment company with no operating history.

         Investment Risk. An investment in the Trust is subject to investment risk, including the possible loss of the entire principal amount that you invest.

         Stock Market Risk. Your investment in common shares represents an indirect investment in REIT shares and other real estate securities owned by the Trust, substantially all of which are traded on a foreign or domestic securities exchange or in the over-the-counter markets. The prices of the common stocks of real estate companies, including REITs, and other securities in which the Trust invests, will fluctuate from day to day and may, in either the near term or over the long run, decline in value. The value of the common shares may be affected by a decline in financial markets in general. Preferred stocks and debt securities are generally more sensitive to changes in interest rates than common stocks.

         Interest Rate Risk. Interest rate risk is the risk that fixed-income investments such as preferred stocks and debt securities, and to a lesser extent dividend-paying common stocks such as REIT common stocks, will decline in value because of changes in market interest rates. When interest rates rise, the market value of such securities generally will fall. The Trust's investment in such securities means that the net asset value and market price of common shares will tend to decline if market interest rates rise.

         The Trust intends to utilize leverage, which magnifies the stock market and interest rate risks. See "--Leverage Risk."

         Concentration and General Risks of Securities Linked to the Real Estate Market. The Trust will not invest in real estate directly, but only in securities issued by real estate companies, including REITs and real estate operating companies ("REOCs"). However, because of the Trust's policy of concentration in the securities of companies in the real estate industry, it is also subject to the risks associated with the direct ownership of real estate. These risks include:

              o    declines in the value of real estate;

              o    risks related to general and local economic conditions;

              o    possible lack of availability of mortgage funds;

              o    overbuilding;

              o    extended vacancies of properties;

              o    increased competition;

              o    increases in property taxes and operating expenses;

              o    changes in zoning laws;

              o losses due to costs resulting from the clean-up of environmental problems;

              o liability to third parties for damages resulting from environmental problems;

              o    casualty or condemnation losses;

              o    limitations on rents;

              o changes in neighborhood values and the appeal of properties to tenants;

              o    changes in interest rates;

              o financial condition of tenants and buyers and sellers of real estate; and

              o    quality of maintenance, insurance and management services.

         Thus, the value of the common shares may change at different rates compared to the value of shares of a registered investment company with investments in a mix of different industries and will depend on the general condition of the economy. An economic downturn could have a material adverse effect on the real estate markets and on real estate companies in which the Trust invests, which in turn could result in the Trust not achieving its investment objectives. Because the Trust has a policy of concentrating its investments in the real estate market, it is more susceptible to risks associated with that market than a fund that does not concentrate its investments in the real estate market.

         General Real Estate Risks. Real property investments are subject to varying degrees of risk. The yields available from investments in real estate depend on the amount of income and capital appreciation generated by the related properties. Income and real estate values may also be adversely affected by such factors as applicable laws (e.g., Americans with Disabilities Act and tax laws), interest rate levels, and the availability of financing. If the properties do not generate sufficient income to meet operating expenses, including, where applicable, debt service, ground lease payments, tenant improvements, third-party leasing commissions and other capital expenditures, the income and ability of the real estate company to make payments of any interest and principal on its debt securities will be adversely affected. In addition, real property may be subject to the quality of credit extended and defaults by borrowers and tenants. The performance of the economy in each of the regions in which the real estate owned by the portfolio company is located affects occupancy, market rental rates and expenses and, consequently, has an impact on the income from such properties and their underlying values. The financial results of major local employers also may have an impact on the cash flow and value of certain properties. In addition, real estate investments are relatively illiquid and, therefore, the ability of real estate companies to vary their portfolios promptly in response to changes in economic or other conditions is limited. A real estate company may also have joint venture investments in certain of its properties, and consequently, its ability to control decisions relating to such properties may be limited.

         Real property investments are also subject to risks which are specific to the investment sector or type of property in which the real estate companies are investing.

         Retail Properties. Retail properties are affected by the overall health of the economy. A retail property may be adversely affected by the growth of alternative forms of retailing, bankruptcy, decline in drawing power, a shift in consumer demand due to demographic changes and/or changes in consumer preference (for example, to discount retailers) and spending patterns. A retail property may also be adversely affected if an anchor or significant tenant ceases operation at such location, voluntarily or otherwise. Certain tenants at retail properties may be entitled to terminate their leases if an anchor tenant ceases operations at such property.

         Office Properties. Office properties generally require their owners to expend significant amounts for general capital improvements, tenant improvements and costs of reletting space. In addition, office properties that are not equipped to accommodate the needs of modern businesses may become functionally obsolete and thus non-competitive. Office properties may also be adversely affected if there is an economic decline in the businesses operated by their tenants. The risks of such an adverse effect is increased if the property revenue is dependent on a single tenant or if there is a significant concentration of tenants in a particular business or industry.

         Hotel Properties. The risks of hotel properties include, among other things, the necessity of a high level of continuing capital expenditures to keep necessary furniture, fixtures and equipment updated, competition from other hotels, increases in operating costs (which increases may not necessarily be offset in the future by increased room rates), dependence on business and commercial travelers and tourism, increases in fuel costs and other expenses of travel, changes to regulation of operating liquor and other licenses, and adverse effects of general and local economic conditions. Due to the fact that hotel rooms are generally rented for short periods of time, hotel properties tend to be more sensitive to adverse economic conditions and competition than many other commercial properties.
         Also, hotels may be operated pursuant to franchise, management and operating agreements that may be terminable by the franchiser, the manager or the operator. On the other hand, it may be difficult to terminate an ineffective operator of a hotel property subsequent to a foreclosure of such property.

         Healthcare Properties. Healthcare properties and healthcare providers are affected by several significant factors, including federal, state and local laws governing licenses, certification, adequacy of care, pharmaceutical distribution, rates, equipment, personnel and other factors regarding operations; continued availability of revenue from government reimbursement programs (primarily Medicaid and Medicare); and competition in terms of appearance, reputation, quality and cost of care with similar properties on a local and regional basis.

         These governmental laws and regulations are subject to frequent and substantial changes resulting from legislation, adoption of rules and regulations, and administrative and judicial interpretations of existing law. Changes may also be applied retroactively and the timing of such changes cannot be predicted. The failure of any healthcare operator to comply with governmental laws and regulations may affect its ability to operate its facility or receive government reimbursement. In addition, in the event that a tenant is in default on its lease, a new operator or purchaser at a foreclosure sale will have to apply in its own right for all relevant licenses if such new operator does not already hold such licenses. There can be no assurance that such new licenses could be obtained, and consequently, there can be no assurance that any healthcare property subject to foreclosure will be disposed of in a timely manner.

         Multifamily Properties. The value and successful operation of a multifamily property may be affected by a number of factors such as the location of the property, the ability of management to provide adequate maintenance and insurance, types of services provided by the property, the level of mortgage rates, presence of competing properties, the relocation of tenants to new projects with better amenities, adverse economic conditions in the locale, the amount of rent charged, and oversupply of units due to new construction. In addition, multifamily properties may be subject to rent control laws or other laws affecting such properties, which could impact the future cash flows of such properties.

         Other factors may contribute to the riskiness of real estate investments.

         Insurance Issues. Certain of the real estate companies may, in connection with the issuance of securities, have disclosed that they carry comprehensive liability, fire, flood, extended coverage and rental loss insurance with policy specifications, limits and deductibles customarily carried for similar properties. However, such insurance is not uniform among real estate companies. Moreover, there are certain types of extraordinary losses that may be uninsurable, or not economically insurable. Certain of the properties may be located in areas that are subject to earthquake activity for which insurance may not be maintained. Should a property sustain damage as a result of an earthquake, even if the real estate company maintains earthquake insurance, it may incur substantial losses due to insurance deductibles, co-payments on insured losses or uninsured losses. Should any type of uninsured loss occur, the real estate company could lose its investment in, and anticipated profits and cash flows from, a number of properties and, as a result, would impact the Trust's investment performance.

         Credit Risk. Real estate companies, including REITs, may be highly leveraged and financial covenants may affect the ability of those companies to operate effectively. Real estate companies may be subject to risks normally associated with debt financing. If the principal payments of a real estate company's debt cannot be refinanced, extended or paid with proceeds from other capital transactions, such as new equity capital, the real estate company's cash flow may not be sufficient to repay all maturing debt outstanding.

         In addition, a real estate company's obligation to comply with financial covenants, such as debt-to-asset ratios and secured debt-to-total asset ratios, and other contractual obligations may restrict a REIT's range of operating activity. A real estate company, therefore, may be contractually prohibited from incurring additional indebtedness, selling its assets and engaging in mergers or making acquisitions which may be beneficial to the operation of the REIT.

         Environmental Issues. In connection with the ownership (direct or indirect), operation, management and development of real properties that may contain hazardous or toxic substances, a real estate company may be considered an owner or operator of such properties or as having arranged for the disposal or treatment of hazardous or toxic substances and, therefore, may be potentially liable for removal or remediation costs, as well as certain other costs, including governmental fines and liabilities for injuries to persons and property. The existence of any such material environmental liability could have a material adverse effect on the results of operations and cash flow of any such portfolio company and, as a result, the amount available to make distributions on the common shares could be reduced.

         Smaller Companies. Even the larger REITs in the industry tend to be small to medium-sized companies in relation to the equity markets as a whole. There may be less trading in a smaller company's stock, which means that buy and sell transactions in that stock could have a larger impact on the stock's price than is the case with larger company stocks. Smaller companies also may have fewer lines of business so that changes in any one line of business may have a greater impact on a smaller company's stock price than is the case for a larger company. Further, smaller company stocks may perform in different cycles than larger company stocks. Accordingly, REIT shares can be more volatile than--and at times will perform differently from--large company stocks such as those found in the Dow Jones Industrial Average. In addition, there are relatively few REITs when compared to other types of companies.

         Recent Events. The value of real estate is particularly susceptible to acts of terrorism and changes in foreign or domestic economic and political conditions.

         Tax Issues. REITs are subject to a highly technical and complex set of provisions in the Code. It is possible that the Trust may invest in a real estate company which purports to be a REIT but which fails to qualify as a REIT. In the event of any such unexpected failure to qualify as a REIT, the purported REIT would be subject to corporate-level taxation, significantly reducing the return to the Trust on its investment in such company. REITs could possibly fail to qualify for tax-free pass-through of income under the Code, or to maintain their exemptions from registration under the Investment Company Act. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a creditor or lessor and may incur substantial costs associated with protecting its investments.

         Leverage Risk. Leverage risk is the risk associated with the borrowing of funds and other investment techniques, including the issuance of the Preferred Shares by the Trust, to leverage the common shares.

         Leverage is a speculative technique which may expose the Trust to greater risk and increase its costs. Increases and decreases in the value of the Trust's portfolio will be magnified when the Trust uses leverage. For example, leverage may cause greater swings in the Trust's net asset value or cause the Trust to lose more than it invested. The Trust will also have to pay interest on its borrowings, reducing the Trust's return. This interest expense may be greater than the Trust's return on the underlying investment. There is no assurance that the Trust's leveraging strategy will be successful.

         If leverage is employed, the net asset value and market value of the common shares will be more volatile, and the yield to the holders of common shares will tend to fluctuate with changes in the shorter-term interest rates on the leverage. If the interest rate on the leverage approaches the net rate of return on the Trust's investment portfolio, the benefit of leverage to the holders of the common shares would be reduced. If the interest rate on the leverage exceeds the net rate of return on the Trust's portfolio, the leverage will result in a lower rate of return to the holders of common shares than if the Trust were not leveraged. The Trust will pay (and the holders of common shares will bear) any costs and expenses relating to any leverage. Accordingly, the Trust cannot assure you that the use of leverage would result in a higher yield or return to the holders of the common shares.

         Any decline in the net asset value of the Trust's investments will be borne entirely by the holders of common shares. Therefore, if the market value of the Trust's portfolio declines, the leverage will result in a greater decrease in net asset value to the holders of common shares than if the Trust were not leveraged. This greater net asset value decrease will also tend to cause a greater decline in the market price for the common shares. In extreme cases, the Trust might be in danger of failing to maintain the required 200% asset coverage, of losing its ratings on any Preferred Shares issued or the Trust's current investment income might not be sufficient to meet the interest payments on indebtedness or the dividend requirements on any Preferred Shares. In order to counteract such an event, the Trust might need to reduce its indebtedness and to liquidate investments in order to fund a redemption of some or all of the Preferred Shares. Liquidation at times of low security prices may result in capital losses and may reduce returns to the holders of common shares.

         While the Trust may from time to time consider reducing leverage in response to actual or anticipated changes in interest rates in an effort to mitigate the increased volatility of current income and net asset value associated with leverage, there can be no assurance that the Trust will actually reduce leverage in the future or that any reduction, if undertaken, will benefit the holders of common shares. Changes in the future direction of interest rates are very difficult to predict accurately. If the Trust were to reduce leverage based on a prediction about future changes to interest rates, and that prediction turned out to be incorrect, the reduction in leverage would likely reduce the income and/or total returns to holder of common shares relative to the circumstance where the Trust had not reduced leverage. The Trust may decide that this risk outweighs the likelihood of achieving the desired reduction to volatility in income and share price if the prediction were to turn out to be correct, and determine not to reduce leverage as described above.

         Risks of Investment in Lower-Rated Securities. The Trust may invest up to 25% of its total Managed Assets in Ratable Securities rated below investment grade. Investment grade quality securities are those that are rated within the four highest grades (i.e., Baa/BBB or better) by Moody's, S&P or Fitch or unrated securities determined by the Advisors to be of comparable quality. Lower grade securities are commonly known as "junk bonds." Securities rated below investment grade are judged to have speculative characteristics with respect to the interest and principal payments.

         The values of lower grade securities often reflect individual corporate developments and have a high sensitivity to economic changes to a greater extent than do higher rated securities. Issuers of lower grade securities are often in the growth stage of their development and/or involved in a reorganization or takeover. The companies are often highly leveraged (have a significant amount of debt relative to shareholders' equity) and may not have available to them more traditional financing methods, thereby increasing the risk associated with acquiring these types of securities. In some cases, obligations with respect to lower grade securities are subordinated to the prior repayment of senior indebtedness, which will potentially limit the Trust's ability to fully recover principal or to receive interest payments when senior securities are in default. Thus, investors in lower grade securities have a lower degree of protection with respect to principal and interest payments than do investors in higher rated securities.

         During an economic downturn, a substantial period of rising interest rates or a recession, issuers of lower grade securities may experience financial distress possibly resulting in insufficient revenues to meet their principal and interest payment obligations, to meet projected business goals and to obtain additional financing. An economic downturn could also disrupt the market for lower-rated securities and adversely affect the ability of the issuers to repay principal and interest. If the issuer of a security held generally by the Trust defaults, the Trust may not receive full interest and principal payments due to it and could incur additional expenses if it chose to seek recovery of its investment.

         The secondary markets for lower grade securities are not as liquid as the secondary markets for higher rated securities. The secondary markets for lower grade securities are concentrated in relatively few market makers and participants in the markets are mostly institutional investors, including insurance companies, banks, other financial institutions and mutual funds. In addition, the trading volume for lower grade securities is generally lower than that for higher rated securities and the secondary markets could contract under adverse market or economic conditions independent of any specific adverse change in the condition of a particular issuer. Under certain economic and/or market conditions, the Trust may have difficulty disposing of certain lower grade securities due to the limited number of investors in that sector of the market. An illiquid secondary market may adversely affect the market price of the lower grade securities, which may result in increased difficulty selling the particular issue and obtaining accurate market quotations on the issue when valuing the Trust's assets. Market quotations on lower grade securities are available only from a limited number of dealers, and such quotations may not be the actual prices available for a purchase or sale.

         The high yield markets may react strongly to adverse news about an issuer or the economy, or to the perception or expectation of adverse news, whether or not it is based on fundamental analysis. Additionally, prices for lower grade securities may be affected by legislative and regulatory developments. These developments could adversely affect the Trust's net asset value and investment practices, the secondary market for lower grade securities, the financial condition of issuers of these securities and the value and liquidity of outstanding lower grade securities, especially in a thinly traded market. For example, Federal legislation requiring the divestiture by federally insured savings and loan associations of their investments in lower grade securities and limiting the deductibility of interest by certain corporation issuers of lower grade securities adversely affected the lower grade securities market in the past.

         When the secondary market for lower grade securities becomes more illiquid, or in the absence of readily available market quotations for such securities, the relative lack of reliable objective data makes it more difficult to value the Trust's securities, and judgment plays a more important role in determining such valuations. Increased illiquidity in the market for below investment grade securities, in combination with the relative youth and growth of the market for such securities, also may affect the ability of the Trust to dispose of such securities at a desirable price. Additionally, if the secondary markets for lower grade securities contract due to adverse economic conditions or for other reasons, certain of the Trust's liquid securities may become illiquid and the proportion of the Trust's assets invested in illiquid securities may significantly increase.

         The Trust may only invest in high yield securities that are rated CCC or higher by S&P, rated Caa or higher by Moody's, or rated CCC or higher by Fitch, or unrated securities determined by the Advisors to be of comparable quality. The issuers of these securities have a currently identifiable vulnerability to default and such issues may be in default or there may be present elements of danger with respect to principal or interest. The Trust will not invest in securities which are in default at the time of purchase.

         Market Discount Risk. As with any stock, the price of the Trust's shares will fluctuate with market conditions and other factors. If shares are sold, the price received may be more or less than the original investment. Net asset value will be reduced immediately following the initial offering by the amount of the sales load and organizational and selling expenses paid by the Trust. Common shares are designed for long-term investors and should not be treated as trading vehicles. Shares of closed-end management investment companies frequently trade at a discount from their net asset value. The Trust's shares may trade at a price that is less than the initial offering price. This risk may be greater for investors who sell their shares in a relatively short period of time after completion of the initial offering.

         Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the common shares and distributions can decline. In addition, during any periods of rising inflation, dividend rates of Preferred Shares would likely increase, which would tend to further reduce returns to common shareholders.

         Interest Rate Transaction Risks. The Trust may enter into interest rate swap or cap transactions to attempt to protect itself from increasing preferred share dividends or borrowing interest expenses resulting from increasing short-term interest rates. A decline in interest rates may result in a decline in the value of the swap or cap which may result in a decline in the net asset value of the common shares. See "Interest Rate Transactions."

         Counterparty Risk. The Trust will be subject to credit risk with respect to the counterparties to the derivative contracts entered into by the Trust. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Trust may experience significant delays in obtaining any recovery under the contract in bankruptcy or other reorganization proceeding. The Trust may obtain only a limited recovery or may obtain no recovery in such circumstances.

         Foreign Risk. Under current market conditions, the Trust may invest up to 10% of its Managed Assets in Foreign Securities. Investing in Foreign Securities involves certain risks not involved in domestic investments, including, but not limited to:

              o    fluctuations in foreign exchange rates;

              o future foreign economic, financial, political and social developments;

              o    different legal systems;

              o the possible imposition of exchange controls or other foreign governmental laws or restrictions;

              o    lower trading volume;

              o much greater price volatility and illiquidity of certain foreign securities markets;

              o    different trading and settlement practices;

              o    less governmental supervision;

              o    regulation changes in currency exchange rates;

              o    high and volatile rates of inflation;

              o    fluctuating interest rates;

              o    less publicly available information; and

              o different accounting, auditing and financial record-keeping standards and requirements.

         Investments in Foreign Securities, will expose the Trust to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities or in which the issuers are located. Certain countries in which the Trust may invest, have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments arid trade difficulties and extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty and instability. The cost of servicing external debt will generally be adversely affected by rising international interest rates because many external debt obligations bear interest at rates which are adjusted based upon international interest rates. In addition, with respect to certain foreign countries, there is a risk of:

              o    the possibility of expropriation of assets;

              o    confiscatory taxation;

              o    difficulty in obtaining or enforcing a court judgment;

              o    economic, political or social instability; and

              o diplomatic developments that could affect investments in those countries.

         Because the Trust may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may affect the value of securities in the Trust and the unrealized appreciation or depreciation of investments. Currencies of certain countries may be volatile and therefore may affect the value of securities denominated in such currencies, which means that the Trust's net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. These risks often are heightened for investments in smaller, emerging capital markets. In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as:

              o    growth of gross domestic product;

              o    rates of inflation;

              o    capital reinvestment;

              o    resources;

              o    self-sufficiency;

              o    balance of payments position; and

              o certain investments in Foreign Securities also may be subject to foreign withholding taxes.

         Strategic Transactions. Strategic Transactions in which the Trust may engage also involve certain risks and special considerations, including engaging in hedging and risk management transactions such as interest rate and foreign currency transactions, options, futures, swaps and other derivatives transactions. Strategic Transactions will be entered into to seek to manage the risks of the Trust's portfolio of securities, but may have the effect of limiting the gains from favorable market movements. Strategic Transactions involve risks, including (i) that the loss on the Strategic Transaction position may be larger than the gain in the portfolio position being hedged and (ii) that the derivative instruments used in Strategic Transactions may not be liquid and may require the Trust to pay additional amounts of money. Successful use of Strategic Transactions depends on the Advisors' ability to predict correctly market movements which, of course, cannot be assured. Losses on Strategic Transactions may reduce the Trust's net asset value and its ability to pay dividends if they are not offset by gains on the portfolio positions being hedged. The Trust may also lend the securities it owns to others, which allows the Trust the opportunity to earn additional income. Although the Trust will require the borrower of the securities to post collateral for the loan and the terms of the loan will require that the Trust be able to reacquire the loaned securities if certain events occur, the Trust is still subject to the risk that the borrower of the securities may default, which could result in the Trust losing money, which would result in a decline in the Trust's net asset value. The Trust may also purchase securities for delayed settlement. This means that the Trust is generally obligated to purchase the securities at a future date for a set purchase price, regardless of whether the value of the securities is more or less than the purchase price at the time of settlement.

         Non-Diversification. The Trust has registered as a "non-diversified" investment company under the Investment Company Act. For Federal income tax purposes, the Trust, with respect to up to 50% of its total assets, will be able to invest more than 5% (but not more than 25%, except for investments in United States government securities and securities of other regulated investment companies, which are not limited for tax purposes) of the value of its total assets in the obligations of any single issuer. To the extent the Trust invests a relatively high percentage of its assets in the obligations of a limited number of issuers, the Trust may be more susceptible than a more widely diversified investment company to any single economic, political or regulatory occurrence.

         Anti-Takeover Provisions. The Trust's Agreement and Declaration of Trust includes provisions that could limit the ability of other entities or persons to acquire control of the Trust or convert the Trust to open-end status. These provisions could deprive the holders of common shares of opportunities to sell their common shares at a premium over the then current market price of the common shares or at net asset value. In addition, if the Trust issues Preferred Shares, the holders of the Preferred Shares will have voting rights that could deprive holders of common shares of such opportunities.


                          MANAGEMENT OF THE TRUST

Trustees and Officers

         The board of trustees is responsible for the overall management of the Trust, including supervision of the duties performed by BlackRock and Wellington Management. There are eight trustees of the Trust. Two of the trustees are "interested persons" (as defined in the Investment Company
Act). The name and business address of the trustees and officers of the Trust and their principal occupations and other affiliations during the past five years are set forth under "Management of the Trust" in the Statement of Additional Information.

Investment Advisor and Sub-Advisor

         BlackRock Advisors acts as the Trust's investment advisor. BlackRock Advisors is responsible for the selection and monitoring of the Trust's sub-advisor, Wellington Management, as well as various clerical, bookkeeping and other administrative services and selected shareholder services.

         BlackRock Advisors, located at 100 Bellevue Parkway, Wilmington, Delaware 19809, is a wholly owned subsidiary of BlackRock, Inc. which is one of the largest publicly traded investment management firms in the United States with approximately $246 billion of assets under management as of September 30, 2002. BlackRock Advisors manages assets on behalf of institutional and individual investors worldwide through a variety of equity, fixed income, liquidity and alternative investment products, including the BlackRock Fundssm and BlackRock Provident Institutional
Funds. In addition, BlackRock provides risk management and investment system services to institutional investors under the BlackRock
Solutions(TM) name.

         The BlackRock organization has over 13 years of experience managing closed-end products and currently advises a closed-end family of 40 funds with approximately $10.4 billion in assets as of September 30, 2002. Clients are served from the company's headquarters in New York City, as well as offices in Wilmington, San Francisco, Boston, Edinburgh, Tokyo and Hong Kong. BlackRock, Inc. is a member of The PNC Financial Services Group, Inc. ("PNC"), one of the largest diversified financial services organizations in the United States, and is majority-owned by PNC and by BlackRock employees.

         Wellington Management, located at 75 State Street, Boston, Massachusetts 02109, acts as the Trust's sub-advisor. Wellington Management is an asset management firm with approximately $293 billion assets under management, with approximately $4.7 billion in real estate equity and fixed-income securities under management as of September 30, 2002. Wellington Management is a Massachusetts limited liability partnership owned entirely by its partners, all of whom are full-time professional members of the firm. Wellington Management will be responsible for the day-to-day management of the Trust, which includes the buying and selling securities for the Trust and investment research on securities in real-estate related industries.

         The Trust's portfolio manager is James P. Hoffmann. Mr. Hoffmann, a Vice President of the Sub-Advisor, has been with Wellington Management since 1997. Prior to joining Wellington Management, Mr. Hoffmann worked at EVEREN Securities from 1995 to 1997, LaSalle Street Capital Management, in 1995, and prior to that he worked for the Washington State Investment Board, from 1992 to 1994.

Investment Management Agreement

         Pursuant to an investment management agreement between BlackRock Advisors and the Trust, the Trust has agreed to pay for the investment advisory services and facilities provided by BlackRock Advisors a fee payable monthly in arrears at an annual rate equal to 0.90% of the average weekly value of the Trust's Managed Assets (the "Management Fee"). BlackRock Advisors has voluntarily agreed to waive receipt of a portion of its Management Fee or other Trust expenses in the amount of 20% of the average weekly value of the Trust's Managed Assets for the first five years of the Trust's operations (through January 31, 2008), and for a declining amount for an additional three years (through January 31, 2011). The Trust will also reimburse BlackRock Advisors for certain expenses BlackRock Advisors incurs in connection with performing certain services for the Trust. In addition, with the approval of the board of trustees, a pro rata portion of the salaries, bonuses, health insurance, retirement benefits and similar employment costs for the time spent on Trust operations (other than the provision of services required under the investment management agreement) of all personnel employed by BlackRock Advisors who devote substantial time to Trust operations may be reimbursed to BlackRock Advisors. Managed Assets are the total assets of the Trust, which includes any proceeds from the Preferred Shares, minus the sum of accrued liabilities (other than indebtedness attributable to leverage). This means that during periods in which the Trust is using leverage, the fee paid to BlackRock Advisors will be higher than if the Trust did not use leverage because the fee is calculated as a percentage of the Trust's Managed Assets, which include those assets purchased with leverage.

         Wellington Management will receive from BlackRock Advisors a percent of the Management Fee equal to 50% of the Management Fee (net of fee waivers) received by BlackRock Advisors.

         In addition to the Management Fee of BlackRock Advisors, the Trust pays all other costs and expenses of its operations, including compensation of its trustees (other than those affiliated with BlackRock Advisors), custodian, transfer and dividend disbursing agent expenses, legal fees, leverage expenses, rating agency fees, listing fees and expenses, expenses of independent auditors, expenses of repurchasing shares, expenses of preparing, printing and distributing shareholder reports, notices, proxy statements and reports to governmental agencies, and taxes, if any.

         For the first 10 years of the Trust's operation, BlackRock Advisors has undertaken to waive its investment advisory fees and expenses payable by the Trust in the amounts, and for the time periods, set forth below:

                                                              Percentage Waived
                                                             (as a Percentage of
                       Twelve-Month                            Average Weekly
                      Period Ending                           Managed Assets)*
                      -------------                           ---------------
                           2004**                                    0.20%
                           2005                                      0.20%
                           2006                                      0.20%
                           2007                                      0.20%
                           2008                                      0.20%
                           2009                                      0.15%
                           2010                                      0.10%
                           2011                                      0.05%
                           2012                                      0.00%
*        Including net assets attributable to Preferred Shares.
**       From the commencement of operations.

         BlackRock Advisors has not undertaken to waive any portion of the Trust's fees and expenses beyond January 31, 2011 or after termination of the investment management agreement.


                              NET ASSET VALUE

         The net asset value of the common shares of the Trust will be computed based upon the value of the Trust's portfolio securities and other assets. Net asset value per common share will be determined as of the close of the regular trading session on the New York Stock Exchange no less frequently than on the Friday of each week and on the last business day of each month. In the event that any Friday is not a business day, the net asset value will be calculated on a date determined by BlackRock Advisors. The Trust calculates net asset value per common share by subtracting the Trust's liabilities (including accrued expenses, dividends payable and any borrowings of the Trust) and the liquidation value of any outstanding Preferred Shares of the Trust from the Trust's Managed Assets (the value of the securities the Trust holds plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of common shares of the Trust outstanding.

         For purposes of determining the net asset value of the Trust, readily marketable portfolio securities listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected on the consolidated tape at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued by such method as the board of trustees shall determine in good faith to reflect its fair market value. Readily marketable securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. ("NASDAQ") National List are valued in a like manner. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

         Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the investment advisor to be over-the-counter, but excluding securities admitted to trading on the NASDAQ National List, are valued at the mean of the current bid and asked prices as reported by NASDAQ or, in the case of securities not quoted by NASDAQ, the National Quotation Bureau or such other comparable source as the board of trustees deems appropriate to reflect their fair market value. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the board of trustees to reflect the fair market value of such securities. The prices provided by a pricing service take into account institutional size trading in similar groups of securities and any developments related to specific securities. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the board of trustees believes reflect most closely the value of such securities.


                               DISTRIBUTIONS

         Level Rate Dividend Policy. Subject to the determination of the board of trustees to implement a Managed Dividend Policy, as discussed below, commencing with the Trust's first dividend, the Trust intends to make regular monthly cash distributions to common shareholders at a level rate based on the projected performance of the Trust, which rate may be adjusted from time to time. Distributions can only be made from net investment income after paying accrued dividends on the Trust's Preferred Shares, if any, and interest and required principal payments on borrowings, if any. The Trust's ability to maintain a Level Rate Dividend Policy will depend on a number of factors, including the stability of income received from its investments and dividends payable on its Preferred Shares, if any, and interest and required principal payments on borrowings, if any. At least annually, the Trust intends to distribute all of its net capital gain and net investment income not distributed during the year after paying any accrued dividends on, or redeeming or liquidating, its Preferred Shares, if any, or making interest and required principal payments on borrowings, if any. Initial distributions to common shareholders are expected to be declared approximately 45 days, and paid approximately 60 to 90 days, from the commencement of this offering, depending upon market conditions. The net investment income of the Trust consists of all ordinary taxable income earned on portfolio assets less all deductible expenses of the Trust. Expenses of the Trust are accrued each day. In addition, the Trust currently expects that a portion of its distributions will consist of amounts in excess of investment company taxable income and net capital gain derived from the non-taxable components of the cash flow from the real estate underlying the Trust's portfolio investments. These amounts would be considered a return of capital and thus would reduce the basis in a shareholder's common shares; any amounts in excess of such basis would be treated as a gain from the sale of such shares.

         To permit the Trust to maintain a more stable monthly distribution, the Trust will initially distribute less than the entire amount of net investment income earned in a particular period. The undistributed net investment income would be available to supplement future distributions. As a result, the distributions paid by the Trust for any particular monthly period may be more or less than the amount of net investment income actually earned by the Trust during the period. Undistributed net investment income will be added to the Trust's net asset value and, correspondingly, distributions from undistributed net investment income will be deducted from the Trust's net asset value.

         Managed Dividend Policy. Following the commencement of this offering, the Trust intends to file an exemptive application with the Securities and Exchange Commission seeking an order under the Investment Company Act facilitating the implementation of a Managed Dividend Policy. If, and when, the Trust receives the requested relief, the Trust may, subject to the determination of its board of trustees, implement a Managed Dividend Policy.

         Under a Managed Dividend Policy, the Trust would distribute a monthly fixed percentage of net asset value to common shareholders. As with the Level Dividend Rate Policy, distributions would be made only after paying dividends on Preferred Shares, if any, and interest and required principal payments on borrowings, if any. Under a Managed Dividend Policy, if, for any monthly distribution, net investment income and net realized capital gain were less than the amount of the distribution, the difference would be distributed from the Trust's assets. The Trust's final distribution for each calendar year would include any remaining net investment income and net realized capital gain undistributed during the year. If, for any calendar year, the total distributions exceeded net investment income and net realized capital gain (the "Excess"), the Excess, distributed from the Trust's assets, would generally be treated as a tax-free return of capital up to the amount of the common shareholder's tax basis in common shares, with any amounts exceeding such basis treated as gain from the sale of common shares. The Excess, however, would be treated as ordinary dividend income to the extent of the Trust's current and accumulated earnings and profits. Pursuant to the requirements of the Investment Company Act and other applicable laws, a notice would accompany each monthly distribution with respect to the estimated source of the distribution made.

         In the event the Trust distributed the Excess, such distribution would decrease the Trust's total assets and, therefore, have the likely effect of increasing the Trust's expense ratio. There is a risk that the Trust would not eventually realize capital gains in an amount corresponding to a distribution of the Excess. In addition, in order to make such distributions, the Trust may have to sell a portion of its investment portfolio at a time when independent investment judgment might not dictate such action.

         There is no guarantee that the Trust will receive an exemptive order facilitating the implementation of a Managed Dividend Policy or, if received, that the board of trustees will determine to implement a Managed Dividend Policy. The board of trustees reserves the right to change the dividend policy from time to time.


                         DIVIDEND REINVESTMENT PLAN

         Unless the registered owner of common shares elects to receive cash by contacting Equiserve Trust Company, N.A. (the "Plan Administrator"), all dividends declared on common shares of the Trust will be automatically reinvested by the Plan Administrator for shareholders in the Trust's Dividend Reinvestment Plan (the "Plan"), in additional common shares of the Trust. Shareholders who elect not to participate in the Plan will receive all dividends and other distributions in cash paid by check mailed directly to the shareholder of record (or, if the common shares are held in street or other nominee name, then to such nominee) by EquiServe Trust Company, N.A., as dividend disbursing agent. You may elect not to participate in the Plan and to receive all dividends in cash by contacting the Plan Administrator, as dividend disbursing agent, at the address set forth below. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Administrator prior to the dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution. Some brokers may automatically elect to receive cash on your behalf and may re-invest that cash in additional common shares of the Trust for you. If you wish for all dividends declared on your common shares of the Trust to be automatically reinvested pursuant to the Plan, please contact your broker.

         The Plan Administrator will open an account for each common shareholder under the Plan in the same name in which such common shareholder's common shares are registered. Whenever the Trust declares a dividend or other distribution (together, a "Dividend") payable in cash, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in common shares. The common shares will be acquired by the Plan Administrator for the participants' accounts, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized common shares from the Trust ("Newly Issued Common Shares") or (ii) by purchase of outstanding common shares on the open market ("Open-Market Purchases") on the New York Stock Exchange or elsewhere. If, on the payment date for any Dividend, the closing market price plus estimated brokerage commissions per common share is equal to or greater than the net asset value per common share, the Plan Administrator will invest the Dividend amount in Newly Issued Common Shares on behalf of the participants. The number of Newly Issued Common Shares to be credited to each participant's account will be determined by dividing the dollar amount of the Dividend by the net asset value per common share on the payment date; provided that, if the net asset value is less than or equal to 95% of the closing market value on the payment date, the dollar amount of the Dividend will be divided by 95% of the closing market price per common share on the payment date. If, on the payment date for any Dividend, the net asset value per common share is greater than the closing market value plus estimated brokerage commissions, the Plan Administrator will invest the Dividend amount in common shares acquired on behalf of the participants in Open-Market Purchases. In the event of a market discount on the payment date for any Dividend, the Plan Administrator will have until the last business day before the next date on which the common shares trade on an "ex-dividend" basis or 30 days after the payment date for such Dividend, whichever is sooner (the "Last Purchase Date"), to invest the Dividend amount in common shares acquired in Open-Market Purchases. It is contemplated that the Trust will pay monthly income Dividends. Therefore, the period during which Open-Market Purchases can be made will exist only from the payment date of each Dividend through the date before the next "ex-dividend" date which typically will be approximately ten days. If, before the Plan Administrator has completed its Open-Market Purchases, the market price per common share exceeds the net asset value per common share, the average per common share purchase price paid by the Plan Administrator may exceed the net asset value of the common shares, resulting in the acquisition of fewer common shares than if the Dividend had been paid in Newly Issued Common Shares on the Dividend payment date. Because of the foregoing difficulty with respect to Open-Market Purchases, the Plan provides that if the Plan Administrator is unable to invest the full Dividend amount in Open-Market Purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Administrator may cease making Open-Market Purchases and may invest the uninvested portion of the Dividend amount in Newly Issued Common Shares at the net asset value per common share at the close of business on the Last Purchase Date provided that, if the net asset value is less than or equal to 95% of the then current market price per common share; the dollar amount of the Dividend will be divided by 95% of the market price on the payment date.

         The Plan Administrator maintains all shareholders' accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Common shares in the account of each Plan participant will be held by the Plan Administrator on behalf of the Plan participant, and each shareholder proxy will include those shares purchased or received pursuant to the Plan. The Plan Administrator will forward all proxy solicitation materials to participants and vote proxies for shares held under the Plan in accordance with the instructions of the participants.

         In the case of shareholders such as banks, brokers or nominees which hold shares for others who are the beneficial owners, the Plan Administrator will administer the Plan on the basis of the number of common shares certified from time to time by the record shareholder's name and held for the account of beneficial owners who participate in the Plan.

         There will be no brokerage charges with respect to common shares issued directly by the Trust. However, each participant will pay a pro rata share of brokerage commissions incurred in connection with Open-Market Purchases. The automatic reinvestment of Dividends will not relieve participants of any Federal, state or local income tax that may be payable (or required to be withheld) on such Dividends. See "Tax Matters." Participants that request a sale of shares through the Plan Administrator are subject to a $2.50 sales fee and a $0.15 per share sold brokerage commission.

         The Trust reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan; however, the Trust reserves the right to amend the Plan to include a service charge payable by the participants.

         All correspondence or questions concerning the Plan should be directed to the Plan Administrator, Equiserve Trust Company, N.A., P.O. Box 43011, Providence, RI 02940-3011, or Equiserve Trust Company, N.A., 150 Royall Street, Canton, MA 02021 Ph: (800) 699-1236.


                           DESCRIPTION OF SHARES

Common Shares

         The Trust is an unincorporated statuatory trust organized under the laws of Delaware pursuant to an Agreement and Declaration of Trust dated as of October 18, 2002. The Trust is authorized to issue an unlimited number of common shares of beneficial interest, par value $.001 per share. Each common share has one vote and, when issued and paid for in accordance with the terms of this offering, will be fully paid and non-assessable, except that the trustees shall have the power to cause shareholders to pay expenses of the Trust by setting off charges due from shareholders from declared but unpaid dividends or distributions owed the shareholders and/or by reducing the number of common shares owned by each respective shareholder. Whenever Preferred Shares are outstanding, the holders of common shares will not be entitled to receive any distributions from the Trust unless all accrued dividends on Preferred Shares have been paid, unless asset coverage (as defined in the Investment Company Act) with respect to Preferred Shares would be at least 200% after giving effect to the distributions and unless certain other requirements imposed by any rating agencies rating the Preferred Shares have been met. See "--Preferred Shares" below. All common shares are equal as to dividends, assets and voting privileges and have no conversion, preemptive or other subscription rights. The Trust will send annual and semi-annual reports, including financial statements, to all holders of its shares.

         The Trust has no present intention of offering any additional shares other than the Preferred Shares and common shares issued under the Trust's Dividend Reinvestment Plan. Any additional offerings of shares will require approval by the Trust's board of trustees. Any additional offering of common shares will be subject to the requirements of the Investment Company Act, which provides that shares may not be issued at a price below the then current net asset value, exclusive of sales load, except in connection with an offering to existing holders of common shares or with the consent of a majority of the Trust's outstanding voting securities.

         The Trust's common shares are expected to be listed on the New
York Stock Exchange under the symbol "      ".

         The Trust's net asset value per share generally increases and decreases based on the market value of the Trust's securities, and these changes are likely to be greater because the Trust intends to have a leveraged capital structure. Net asset value will be reduced immediately following the offering of common shares by the amount of the sales load and organization and offering expenses paid by the Trust. See "Use of Proceeds."

         Unlike open-end funds, closed-end funds like the Trust do not continuously offer shares and do not provide daily redemptions. Rather, if a shareholder determines to buy additional common shares or sell shares already held, the shareholder may do so by trading through a broker on the New York Stock Exchange or otherwise. Shares of closed-end investment companies frequently trade on an exchange at prices lower than net asset value. Shares of closed-end investment companies like the Trust that invest predominantly in real estate securities have during some periods traded at prices higher than net asset value and during other periods have traded at prices lower than net asset value. Because the market value of the common shares may be influenced by such factors as dividend levels (which are in turn affected by expenses), call protection on its portfolio securities, dividend stability, portfolio credit quality, net asset value, relative demand for and supply of such shares in the market, general market and economic conditions and other factors beyond the control of the Trust, the Trust cannot assure you that common shares will trade at a price equal to or higher than net asset value in the future. The common shares are designed primarily for long-term investors and you should not purchase the common shares if you intend to sell them soon after purchase. See "Borrowing and Leverage" and the Statement of Additional Information under "Repurchase of Common Shares."

Preferred Shares

         The Agreement and Declaration of Trust provides that the Trust's board of trustees may authorize and issue Preferred Shares with rights as determined by the board of trustees, by action of the board of trustees without the approval of the holders of the common shares. Holders of common shares have no preemptive right to purchase any Preferred Shares that might be issued.

         The Trust may elect to issue Preferred Shares as part of its leverage strategy. The Trust may issue Preferred Shares representing approximately 35% of the Trust's capital immediately after the Preferred Shares are issued. The board of trustees also reserves the right to change the foregoing percentage limitation and may issue Preferred Shares to the extent permitted by the Investment Company Act, which currently limits the aggregate liquidation preference of all outstanding Preferred Shares to 50% of the value of the Trust's total assets less liabilities and indebtedness of the Trust. We cannot assure you, however, that any Preferred Shares will be issued. The terms of any Preferred Shares, including dividend rate, liquidation preference and redemption provisions, will be determined by the board of trustees, subject to applicable law and the Agreement and Declaration of Trust. The Trust also believes that it is likely that the liquidation preference, voting rights and redemption provisions of the Preferred Shares will be similar to those stated below.

         Liquidation Preference. In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Trust, the holders of Preferred Shares will be entitled to receive a preferential liquidating distribution, which is expected to equal the original purchase price per Preferred Share plus accrued and unpaid dividends, whether or not declared, before any distribution of assets is made to holders of common shares. After payment of the full amount of the liquidating distribution to which they are entitled, the holders of Preferred Shares will not be entitled to any further participation in any distribution of assets by the Trust.

         Voting Rights. The Investment Company Act requires that the holders of any Preferred Shares, voting separately as a single class, have the right to elect at least two trustees at all times. The remaining trustees will be elected by holders of common shares and Preferred Shares, voting together as a single class. In addition, subject to the prior rights, if any, of the holders of any other class of senior securities outstanding, the holders of any Preferred Shares have the right to elect a majority of the trustees of the Trust at any time two years' dividends on any Preferred Shares are unpaid. The Investment Company Act also requires that, in addition to any approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding Preferred Shares, voting separately as a class, would be required to (1) adopt any plan of reorganization that would adversely affect the Preferred Shares, and (2) take any action requiring a vote of security holders under
Section 13(a) of the Investment Company Act, including, among other things, changes in the Trust's subclassification as a closed-end investment company or changes in its fundamental investment restrictions. See "Certain Provisions in the Agreement and Declaration of Trust." As a result of these voting rights, the Trust's ability to take any such actions may be impeded to the extent that there are any Preferred Shares outstanding. The board of trustees presently intends that, except as otherwise indicated in this prospectus and except as otherwise required by applicable law, holders of Preferred Shares will have equal voting rights with holders of common shares (one vote per share, unless otherwise required by the Investment Company Act) and will vote together with holders of common shares as a single class.

         The affirmative vote of the holders of a majority of the outstanding Preferred Shares, voting as a separate class, will be required to amend, alter or repeal any of the preferences, rights or powers of holders of Preferred Shares so as to affect materially and adversely such preferences, rights or powers, or to increase or decrease the authorized number of Preferred Shares. The class vote of holders of Preferred Shares described above will in each case be in addition to any other vote required to authorize the action in question.

         Redemption, Purchase and Sale of Preferred Shares by the Trust. The terms of the Preferred Shares are expected to provide that (1) they are redeemable by the Trust in whole or in part at the original purchase price per share plus accrued dividends per share, (2) the Trust may tender for or purchase Preferred Shares and (3) the Trust may subsequently resell any shares so tendered for or purchased. Any redemption or purchase of Preferred Shares by the Trust will reduce the leverage applicable to the common shares, while any resale of shares by the Trust will increase that leverage.

         The discussion above describes the possible offering of Preferred Shares by the Trust. If the board of trustees determines to proceed with such an offering, the terms of the Preferred Shares may be the same as, or different from, the terms described above, subject to applicable law and the Trust's Agreement and Declaration of Trust. The board of trustees, without the approval of the holders of common shares, may authorize an offering of Preferred Shares or may determine not to authorize such an offering, and may fix the terms of the Preferred Shares to be offered.


        CERTAIN PROVISIONS IN THE AGREEMENT AND DECLARATION OF TRUST

         The Agreement and Declaration of Trust includes provisions that could have the effect of limiting the ability of other entities or persons to acquire control of the Trust or to change the composition of its board of trustees. This could have the effect of depriving shareholders of an opportunity to sell their shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control over the Trust. Such attempts could have the effect of increasing the expenses of the Trust and disrupting the normal operation of the Trust. The board of trustees is divided into three classes, with the terms of one class expiring at each annual meeting of shareholders. At each annual meeting, one class of trustees is elected to a three-year term. This provision could delay for up to two years the replacement of a majority of the board of trustees. A trustee may be removed from office by the action of a majority of the remaining trustees followed by a vote of the holders of at least 75% of the shares then entitled to vote for the election of the respective trustee.

         In addition, the Trust's Agreement and Declaration of Trust requires the favorable vote of a majority of the Trust's board of trustees followed by the favorable vote of the holders of at least 75% of the outstanding shares of each affected class or series of the Trust, voting separately as a class or series, to approve, adopt or authorize certain transactions with 5% or greater holders of a class or series of shares and their associates, unless the transaction has been approved by at least 80% of the trustees, in which case "a majority of the outstanding voting securities" (as defined in the Investment Company Act) of the Trust shall be required. For purposes of these provisions, a 5% or greater holder of a class or series of shares (a "Principal Shareholder") refers to any person who, whether directly or indirectly and whether alone or together with its affiliates and associates, beneficially owns 5% or more of the outstanding shares of any class or series of shares of beneficial interest of the Trust.

         The 5% holder transactions subject to these special approval requirements are:

              o the merger or consolidation of the Trust or any subsidiary of the Trust with or into any Principal Shareholder;

              o the issuance of any securities of the Trust to any Principal Shareholder for cash (other than pursuant of any automatic dividend reinvestment plan);

              o the sale, lease or exchange of all or any substantial part of the assets of the Trust to any Principal Shareholder, except assets having an aggregate fair market value of less than $1,000,000, aggregating for the purpose of such computation all assets sold, leased or exchanged in any series of similar transactions within a twelve-month period; or

              o the sale, lease or exchange to the Trust or any subsidiary of the Trust, in exchange for securities of the Trust, of any assets of any Principal Shareholder, except assets having an aggregate fair market value of less than $1,000,000, aggregating for purposes of such computation all assets sold, leased or exchanged in any series of similar transactions within a twelve-month period.

         To convert the Trust to an open-end investment company, the Trust's Agreement and Declaration of Trust requires the favorable vote of a majority of the board of the trustees followed by the favorable vote of the holders of at least 75% of the outstanding shares of each affected class or series of shares of the Trust, voting separately as a class or series, unless such amendment has been approved by at least 80% of the trustees, in which case "a majority of the outstanding voting securities" (as defined in the Investment Company Act) of the Trust shall be required. The foregoing vote would satisfy a separate requirement in the Investment Company Act that any conversion of the Trust to an open-end investment company be approved by the shareholders. If approved in the foregoing manner, conversion of the Trust to an open-end investment company could not occur until 90 days after the shareholders' meeting at which such conversion was approved and would also require at least 30 days' prior notice to all shareholders. Conversion of the Trust to an open-end investment company would require the redemption of any outstanding Preferred Shares, which could eliminate or alter the leveraged capital structure of the Trust with respect to the common shares. Following any such conversion, it is also possible that certain of the Trust's investment policies and strategies would have to be modified to assure sufficient portfolio liquidity. In the event of conversion, the common shares would cease to be listed on the New York Stock Exchange or other national securities exchanges or market systems. Shareholders of an open-end investment company may require the company to redeem their shares at any time, except in certain circumstances as authorized by or under the Investment Company Act, at their net asset value, less such redemption charge, if any, as might be in effect at the time of a redemption. The Trust expects to pay all such redemption requests in cash, but reserves the right to pay redemption requests in a combination of cash or securities. If such partial payment in securities were made, investors may incur brokerage costs in converting such securities to cash. If the Trust were converted to an open-end fund, it is likely that new shares would be sold at net asset value plus a sales load. The board of trustees believes, however, that the closed-end structure is desirable in light of the Trust's investment objective and policies. Therefore, you should assume that it is not likely that the board of trustees would vote to convert the Trust to an open-end fund.

         To liquidate the Trust, the Trust's Agreement and Declaration of Trust requires the favorable vote of a majority of the board of trustees followed by the favorable vote of the holders of at least 75% of the outstanding shares of each affected class or series of the Trust, voting separately as a class or series, unless such liquidation has been approved by at least 80% of trustees, in which case "a majority of the outstanding voting securities" (as defined in the Investment Company Act) of the Trust shall be required.

         For the purposes of calculating "a majority of the outstanding voting securities" under the Trust's Agreement and Declaration of Trust, each class and series of the Trust shall vote together as a single class, except to the extent required by the Investment Company Act or the Trust's Agreement and Declaration of Trust with respect to any class or series of shares. If a separate vote is required, the applicable proportion of shares of the class or series, voting as a separate class or series, also will be required.

         The board of trustees has determined that provisions with respect to the board of trustees and the shareholder voting requirements described above, which voting requirements are greater than the minimum requirements under Delaware law or the Investment Company Act, are in the best interest of shareholders generally. Reference should be made to the Agreement and Declaration of Trust on file with the Securities and Exchange Commission for the full text of these provisions.


                         CLOSED-END TRUST STRUCTURE

         The Trust is a newly organized, non-diversified, closed-end management investment company (commonly referred to as a closed-end fund). Closed-end funds differ from open-end funds (which are generally referred to as mutual funds) in that closed-end funds generally list their shares for trading on a stock exchange and do not redeem their shares at the request of the shareholder. This means that if you wish to sell your shares of a closed-end fund you must trade them on the market like any other stock at the prevailing market price at that time. In a mutual fund, if the shareholder wishes to sell shares of the fund, the mutual fund will redeem or buy back the shares at "net asset value." Also, mutual funds generally offer new shares on a continuous basis to new investors, and closed-end funds generally do not. The continuous inflows and outflows of assets in a mutual fund can make it difficult to manage the fund's investments. By comparison, closed-end funds are generally able to stay more fully invested in securities that are consistent with their investment objective, and also have greater flexibility to make certain types of investments, and to use certain investment strategies, such as financial leverage and investments in illiquid securities.

         Shares of closed-end funds frequently trade at a discount to their net asset value. Because of this possibility and the recognition that any such discount may not be in the interest of shareholders, the Trust's board of trustees might consider from time to time engaging in open-market repurchases, tender offers for shares or other programs intended to reduce the discount. We cannot guarantee or assure, however, that the Trust's board of trustees will decide to engage in any of these actions. Nor is there any guarantee or assurance that such actions, if undertaken, would result in the shares trading at a price equal or close to net asset value per share. The board of trustees might also consider converting the Trust to an open-end mutual fund, which would also require a vote of the shareholders of the Trust.


                        REPURCHASE OF COMMON SHARES

         Shares of closed-end investment companies often trade at a discount to their net asset values, and the Trust's common shares may also trade at a discount to their net asset value, although it is possible that they may trade at a premium above net asset value. The market price of the Trust's common shares will be determined by such factors as relative demand for and supply of such common shares in the market, the Trust's net asset value, general market and economic conditions and other factors beyond the control of the Trust. See "Net Asset Value." Although the Trust's common shareholders will not have the right to redeem their common shares, the Trust may take action to repurchase common shares in the open market or make tender offers for its common shares. This may have the effect of reducing any market discount from net asset value.

         There is no assurance that, if action is undertaken to repurchase or tender for common shares, such action will result in the common shares' trading at a price which approximates their net asset value. Although share repurchases and tenders could have a favorable effect on the market price of the Trust's common shares, you should be aware that the acquisition of common shares by the Trust will decrease the capital of the Trust and, therefore, may have the effect of increasing the Trust's expense ratio and decreasing the asset coverage with respect to any Preferred Shares outstanding. Any share repurchases or tender offers will be made in accordance with requirements of the Securities Exchange Act of 1934, as amended, the Investment Company Act and the principal stock exchange on which the common shares are traded.


                                TAX MATTERS

         The discussion below and in the Statement of Additional Information provides general tax information related to an investment in the common shares. The discussion reflects applicable tax laws of the United States as of the date of this prospectus, which tax laws may be changed or subject to new interpretations by the courts or the Internal Revenue Service retroactively or prospectively. Because tax laws are complex and often change, you should consult your tax adviser about the tax consequences of an investment in the Trust.

         Dividends paid to you out of the Trust's current and accumulated earnings and profits will, except in the case of capital gain dividends described below, be taxable to you as ordinary income. Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, designated as capital gain dividends, are taxable to you as long-term capital gain, regardless of how long you have held you Trust shares. A distribution of an amount in excess of the Trust's current and accumulated earnings and profits is treated as a non-taxable return of capital that reduces your tax basis in your Trust shares. Any such distributions in excess of your basis are treated as gain from the sale of your shares. The tax status of your dividends is not affected by whether you reinvest your dividends or receive them in cash.

         A distribution will be treated as paid to you on December 31 of the current calendar year if it is declared by the Trust in October, November or December with a record date in such a month and paid during January of the following year.

         Each year, we will notify you of the tax status of dividends and other distributions.

         If you sell you Trust shares you may realize a capital gain or loss, which will be long-term or short term, depending generally on your holding period of the shares.

         We may be required to withhold taxes on certain of your dividends if you do not provide us with your correct taxpayer identification number, fail to make required certifications, or have been notified by the Internal Revenue Service that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your U.S. Federal income tax liability.

         The Trust intends to qualify as a regulated investment company under U.S. Federal income tax law. If the Fund so qualifies and distributes each year to its shareholders at least 90% of the sum of its net investment company taxable income (as that term is defined in the Code, but without regard to the deduction for dividends paid) and net tax-exempt interest, the Trust will not be required to pay U.S. Federal income tax on any income it distributes to its shareholders. If the Trust distributes less than an amount equal to the sum of 98% of its ordinary income for the calendar year and 98% of its net capital gain for a one-year period ending on October 31 of such calendar year, plus such amounts from previous years that were not distributed or subject to U.S. Federal income tax, then the Trust will be subject to a nondeductible 4% excise tax on the undistributed amounts.

         Trust distributions may also be subject to state and local income tax. You are urged to consult your tax advisor regarding the particular consequences of investing in the Trust.


                                UNDERWRITING

                 are acting as representatives of the Underwriters named below. Subject to the terms and conditions stated in the underwriting agreement dated , 2002, each Underwriter named below has agreed to purchase, and the Trust has agreed to sell to such Underwriter, the number of common shares set forth opposite the name of such Underwriter.

                                                                     Number of
Underwriters                                                       Common Shares



         Total..........................................................

         The underwriting agreement provides that the obligations of the several Underwriters to purchase the common shares included in this offering are subject to approval of certain legal matters by counsel and to certain other conditions. The Underwriters are obligated to purchase all the common shares (other than those covered by the over-allotment option described below) if they purchase any of the common shares.

         The Underwriters propose to offer some of the common shares directly to the public at the public offering price set forth on the cover page of this prospectus and some of the common shares to certain dealers at the public offering price less a concession not in excess of $ per common share. The sales load the Trust will pay of $0.675 per common share is equal to 4.5% of the initial offering price.

         The Trust has granted to the Underwriters an option, exercisable
for 45 days from the date of this prospectus, to purchase up to      additional
common shares at the public offering price less the sales load. The Underwriters may exercise such option solely for the purpose of covering over-allotments, if any, in connection with this offering. To the extent such option is exercised, each Underwriter will be obligated, subject to certain conditions, to purchase a number of additional common shares approximately proportionate to such Underwriter's initial purchase commitment.

         The Trust, BlackRock Advisors and Wellington Management have agreed that, for a period of 180 days from the date of this prospectus,
they will not, without the prior written consent of      , on behalf of the
Underwriters, dispose of or hedge any common shares of the Trust or any securities convertible into or exercisable or exchangeable for common shares of the Trust, or grant any options or warrants to purchase common
shares of the Trust.      in its sole discretion may release any of the
securities subject to the foregoing agreement at any time without notice.

         Prior to this offering, there has been no public market for the common shares. Consequently, the initial public offering price for the common shares was determined by negotiation among the Trust, BlackRock and the representatives. There can be no assurance, however, that the price at which the common shares will sell in the public market after this offering will not be lower than the price at which they are sold by the Underwriters or that an active trading market in the common shares will develop and continue after this offering. The Trust's common shares are expected to be listed on the New York Stock Exchange under the symbol " ".

         The Trust, BlackRock Advisors and Wellington Management have each agreed to indemnify the several Underwriters or contribute to losses arising out of certain liabilities, including liabilities under the Securities Act of 1933, as amended (the "Securities Act").

         In connection with the requirements for listing the Trust's common shares on the New York Stock Exchange, the Underwriters have undertaken to sell lots of 100 or more common shares to a minimum of 2,000 beneficial owners in the United States. The minimum initial investment requirement is 100 common shares ($1,500) in order to participate in this offering. Certain Underwriters may make a market in the common shares after trading in the common shares has commenced on the New York Stock Exchange. No Underwriter is, however, obligated to conduct market-making activities and any such activities may be discontinued at any time without notice, at the sole discretion of the Underwriter. No assurance can be given as to the liquidity of, or the trading market for, the common shares as a result of any market-making activities undertaken by any Underwriter. This prospectus is to be used by any Underwriter in connection with the offering and, during the period in which a prospectus must be delivered, with offers and sales of the common shares in market-making transactions in the over-the-counter market at negotiated prices related to prevailing market prices at the time of the sale.

         The Underwriters have advised the Trust that, pursuant to Regulation M under the Securities Exchange Act of 1934, as amended, certain persons participating in the offering may engage in transactions, including stabilizing bids, covering transactions or the imposition of penalty bids, which may have the effect of stabilizing or maintaining the market price of the common shares at a level above that which might otherwise prevail in the open market. A "stabilizing bid" is a bid for or the purchase of common shares on behalf of an Underwriter for the purpose of fixing or maintaining the price of the common shares. A "covering transaction" is a bid for or purchase of the common shares on behalf of an Underwriter to reduce a short position incurred by the Underwriters in connection with the offering. A "penalty bid" is a contractual arrangement whereby if, during a specified period after the issuance of the common shares, the Underwriters purchase common shares in the open market for the account of the underwriting syndicate and the common shares purchased can be traced to a particular Underwriter or member of the selling group, the underwriting syndicate may require the Underwriter or selling group member in question to purchase the common shares in question at the cost to the syndicate or may recover from (or decline to pay to) the Underwriter or selling group member in question any or all compensation (including, with respect to a representative, the applicable syndicate management fee) applicable to the common shares in question. As a result, an Underwriter or selling group member and, in turn, brokers may lose the fees that they otherwise would have earned from a sale of common shares if their customer resells the common shares while the penalty bid is in effect. The Underwriters are not required to engage in any of these activities, and any such activities, if commenced, may be discontinued at any time. These transactions may be effected on the New York Stock Exchange or otherwise.

         The underwriting agreement provides that it may be terminated in the absolute discretion of the representatives without liability on the part of any Underwriter to the Trust, BlackRock Advisors or Wellington Management by notice to the Trust, BlackRock Advisors or Wellington Management if, prior to delivery of and payment for the common shares, (1) trading in the common shares or securities generally on the New York Stock Exchange, American Stock Exchange, Nasdaq National Market or the Nasdaq Stock Market shall have been suspended or materially limited, (2) additional material governmental restrictions not in force on the date of the underwriting agreement have been imposed upon trading in securities generally or a general moratorium on commercial banking activities in New York shall have been declared by either Federal or state authorities, or
(3) any outbreak or material escalation of hostilities or other international or domestic calamity, crisis or change in political, financial or economic conditions, occurs, the effect of which is such as to make it, in the judgment of the representatives, impracticable or inadvisable to commence or continue the offering of the common shares at the offering price to the public set forth on the cover page of this prospectus or to enforce contracts for the resale of the common shares by the Underwriters.

         The Trust anticipates that from time to time the representatives of the Underwriters and certain other Underwriters may act as brokers or dealers in connection with the execution of the Trust's portfolio transactions after they have ceased to be Underwriters and, subject to certain restrictions, may act as brokers while they are Underwriters.

         Prior to the public offering of common shares, BlackRock Advisors or one of its affiliates will purchase common shares from the Trust in an amount satisfying the net worth requirements of Section 14(a) of the Investment Company Act.

         The principal business address of           is                     .


                        CUSTODIAN AND TRANSFER AGENT

         The Custodian of the assets of the Trust is State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110. The Custodian performs custodial, fund accounting and portfolio accounting services. EquiServe Trust Company, N.A., 150 Royall Street, Canton, MA 02021, will serve as the Trust's Transfer Agent with respect to the common shares.


                               LEGAL OPINIONS

         Certain legal matters in connection with the common shares will be passed upon for the Trust by Skadden, Arps, Slate, Meagher & Flom LLP, New York, New York, and for the Underwriters by . may rely as to certain matters of Delaware law on the opinion of Skadden, Arps, Slate, Meagher & Flom LLP.


                         TABLE OF CONTENTS FOR THE
                    STATEMENT OF ADDITIONAL INFORMATION

                                                                            Page
                                                                            ----
Use of Proceeds.........................................................    B-2
Investment Objectives and Policies......................................    B-2
Investment Policies and Techniques......................................    B-3
Other Investment Policies and Techniques................................    B-7
Management of the Trust.................................................    B-11
Portfolio Transactions and Brokerage....................................    B-15
Distributions...........................................................    B-16
Description of Shares...................................................    B-17
Repurchase of Common Shares.............................................    B-17
Tax Matters.............................................................    B-18
Performance Related and Comparative Information.........................    B-22
Experts.................................................................    B-22
Additional Information..................................................    B-23
Independent Auditors Report.............................................    F-1
Financial Statements....................................................    F-2
APPENDIX A  Ratings of Investments......................................    C-1


                                             Shares

                     BlackRock Real Estate Income Trust

                               Common Shares


                                 PROSPECTUS



                                                , 2002




                     BlackRock Real Estate Income Trust

                    STATEMENT OF ADDITIONAL INFORMATION

         BlackRock Real Estate Income Trust (the "Trust") is a newly organized, non-diversified, closed-end management investment company. This Statement of Additional Information relating to common shares does not constitute a prospectus, but should be read in conjunction with the prospectus relating thereto dated , 2002. This Statement of Additional Information, which is not a prospectus, does not include all information that a prospective investor should consider before purchasing common shares, and investors should obtain and read the prospectus prior to purchasing such shares. A copy of the prospectus may be obtained without charge by calling (888) 825-2257. You may also obtain a copy of the prospectus on the Securities and Exchange Commission's web site (http://www.sec.gov). Capitalized terms used but not defined in this Statement of Additional Information have the meanings ascribed to them in the prospectus.

                             TABLE OF CONTENTS

                                                                            Page
                                                                            ----
Use of Proceeds.........................................................    B-2
Investment Objectives and Policies......................................    B-2
Investment Policies and Techniques......................................    B-3
Other Investment Policies and Techniques................................    B-7
Management of the Trust.................................................    B-11
Portfolio Transactions and Brokerage....................................    B-15
Distributions...........................................................    B-16
Description of Shares...................................................    B-17
Repurchase of Common Shares.............................................    B-17
Tax Matters.............................................................    B-18
Performance Related and Comparative Information.........................    B-22
Experts.................................................................    B-22
Additional Information..................................................    B-23
Independent Auditors Report.............................................    F-1
Financial Statements....................................................    F-2
APPENDIX A  Ratings of Investments......................................    C-1

      This Statement of Additional Information is dated      , 2002.


                              USE OF PROCEEDS

         Pending investment in real estate securities that meet the Trust's investment objectives and policies, the net proceeds of the offering will be invested in high quality, short-term fixed income securities money market securities to the extent such securities are available. See "Investment Policies and Techniques - Short Term Fixed Income Securities"

                     INVESTMENT OBJECTIVES AND POLICIES

         The Trust's primary investment objective is high current income. The Trust's secondary investment objective is capital appreciation.

Investment Restrictions

         Except as described below, the Trust, as a fundamental policy, may not, without the approval of the holders of a majority of the outstanding common shares and Preferred Shares voting together as a single class, and of the holders of a majority of the outstanding Preferred Shares voting as a separate class:

                  (1) issue senior securities or borrow money other than as permitted by the Investment Company Act or pledge its assets other than to secure such issuances or in connection with hedging transactions, short sales, when-issued and forward commitment transactions and similar investment strategies;

                  (2) make loans of money or property to any person, except through loans of portfolio securities, the purchase of fixed income securities consistent with the Trust's investment objective and policies or the entry into repurchase agreements;

                  (3) underwrite the securities of other issuers, except to the extent that in connection with the disposition of portfolio securities or the sale of its own securities the Trust may be deemed to be an underwriter;

                  (4) purchase or sell real estate, except that the Trust may invest in securities of companies that deal in real estate or are engaged in the real estate business, including REITs and REOCs, and securities secured by real estate or interests therein and the Trust may hold and sell real estate or mortgages on real estate acquired through default, liquidation, or other distributions of an interest in real estate as a result of the Trust's ownership of such securities;

                  (5) purchase or sell commodities or commodity contracts for any purposes except as, and to the extent, permitted by applicable law without the Trust becoming subject to registration with the Commodity Futures Trading Commission (the "CFTC") as a commodity pool; or

                  (6) invest in excess of 25% of its Managed Assets in any industry other than the real estate industry, except that the Trust may invest without limit in securities backed by the credit of the United States of America or agencies or instrumentalities thereof.

         When used with respect to particular shares of the Trust, "majority of the outstanding" means (i) 67% or more of the shares present at a meeting, if the holders of more than 50% of the shares are present or represented by proxy, or (ii) more than 50% of the shares, whichever is less.

         Under the Investment Company Act, the Trust may invest up to 10% of its total assets in the aggregate in shares of other investment companies and up to 5% of its total assets in any one investment company, provided the investment does not represent more than 3% of the voting stock of the acquired investment company at the time such shares are purchased. As a shareholder in any investment company, the Trust will bear its ratable share of that investment company's expenses, and will remain subject to payment of the Trust's advisory fees and other expenses with respect to assets so invested. Holders of common shares will therefore be subject to duplicative expenses to the extent the Trust invests in other investment companies. In addition, the securities of other investment companies may also be leveraged and will therefore be subject to the same leverage risks described herein and in the prospectus. As described in the prospectus in the section entitled "Risks," the net asset value and market value of leveraged shares will be more volatile and the yield to shareholders will tend to fluctuate more than the yield generated by unleveraged shares.

         In addition to the foregoing fundamental investment policies, the Trust is also subject to the following non-fundamental restrictions and policies, which may be changed by the board of trustees. The Trust may not:

                  (1) make any short sale of securities except in conformity with applicable laws, rules and regulations and unless after giving effect to such sale, the market value of all securities sold short does not exceed 25% of the value of the Trust's Managed Assets and the Trust's aggregate short sales of a particular class of securities does not exceed 25% of the then outstanding securities of that class. The Trust may also make short sales "against the box" without respect to such limitations. In this type of short sale, at the time of the sale, the Trust owns or has the immediate and unconditional right to acquire at no additional cost the identical security;

                  (2) purchase securities of open-end or closed-end investment companies except in compliance with the Investment Company Act or any exemptive relief obtained thereunder; or

                  (3) purchase securities of companies for the purpose of exercising control.

         With respect to the Trust's non-fundamental policy of investing 80% of its Managed Assets in securities of real estate companies (as currently defined in the Prospectus and, as may be modified from time to time by the board of trustees), the Trust has adopted a policy to provide shareholders of the Trust at least 60 days' prior notice of any change in this non-fundamental investment policy, if the change is not first approved by shareholders, which notice will comply with the Investment Company Act, and the rules and regulations thereunder. Other than the foregoing 80% non-fundamental investment policy, the restrictions and other limitations set forth above will apply only at the time of purchase of securities and will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of the acquisition of securities.

         In addition, to comply with U.S. Federal tax requirements for qualification as a "regulated investment company," the Trust's investments will be limited in a manner such that at the close of each quarter of each taxable year, (a) no more than 25% of the value of the Trust's total assets are invested in the securities (other than United States government securities or securities of other regulated investment companies) of a single issuer or two or more issuers controlled by the Trust and engaged in the same, similar or related trades or businesses and (b) with regard to at least 50% of the Trust's total assets, no more than 5% of its total assets are invested in the securities (other than United States government securities or securities of other regulated investment companies) of a single issuer. These tax-related limitations are subject to applicable cure provisions and may be changed by the Trustees to the extent appropriate in light of changes to applicable tax requirements.

         The Trust intends to apply for ratings for the Preferred Shares from Moody's and/or S&P. In order to obtain and maintain the required ratings, the Trust will be required to comply with investment quality, diversification and other guidelines established by Moody's and/or S&P. Such guidelines will likely be more restrictive than the restrictions set forth above. The Trust does not anticipate that such guidelines would have a material adverse effect on the Trust's holders of common shares or its ability to achieve its investment objective. The Trust presently anticipates that any Preferred Shares that it intends to issue would be initially given the highest ratings by Moody's (Aaa) or by S&P (AAA), but no assurance can be given that such ratings will be obtained. No minimum rating is required for the issuance of Preferred Shares by the Trust. Moody's and S&P receive fees in connection with their ratings issuances.

                     INVESTMENT POLICIES AND TECHNIQUES

         The following information supplements the discussion of the Trust's investment objectives, policies, and techniques that are described in the Trust's Prospectus.

         It is the Trust's fundamental policy to concentrate its investments in the U.S. real estate market and not in any other industry. Under normal market conditions, the Trust will invest at least 90% of its Managed Assets in income producing common stocks, preferred stocks, convertible preferred stocks and debt securities issued by real estate companies, such as REITs. At least 80% of the Trust's Managed Assets will be invested in income producing equity securities issued by real estate companies, such as REITs, and substantially all of the equity securities of real estate companies in which the Trust intends to invest are traded on a domestic or foreign securities exchange or in the over-the-counter markets. The Trust will invest at least 40% of its Managed Assets in common stocks. The Trust will not invest more than 25% of its Managed Assets in below or non-investment grade preferred stocks, convertible preferred stocks and debt securities (commonly known as "junk bonds"). The Trust may invest up to 20% of its total assets in debt securities, including convertible debt securities, issued or guaranteed by real estate companies. The actual percentage of common, preferred and convertible preferred stocks, rights and warrants and debt securities in the Trust's portfolio may vary over time based on the Advisors' assessments of market conditions.

Real Estate Companies

         For purposes of the Trust's investment policies, a real estate company is currently defined as a company that generally

              o derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate; or

              o    has at least 50% of its assets invested in such real estate.

Real Estate Investment Trusts (REITs)

         A REIT is a company that pools investors' funds for investment primarily in income-producing real estate or in real estate related loans (such as mortgages) or other interests. Therefore, a REIT normally derives its income from rents or from interest payments, and may realize capital gains by selling properties that have appreciated in value. A REIT is not taxed on income distributed to shareholders if it complies with several requirements relating to its organization, ownership, assets and income and a requirement that it distributes to its shareholders at least 90% of its taxable income (other than net capital gains) for each taxable year and otherwise complies with the requirements of the Code. As a result, REITs tend to pay relatively higher dividends than other types of companies and the Trust intends to use these REIT dividends in an effort to meet the current income goal of its investment objectives.

         REITs can generally be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs, which invest the majority of their assets directly in real property, derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs, which invest the majority of their assets in real estate mortgages, derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity REITs and Mortgage REITs. The Trust does not currently intend to invest more than 10% of its Managed Assets in Mortgage REITs or Hybrid REITs.

Expected Initial Portfolio Composition by Industry Sector

         The Trust expects its initial portfolio, after fully investing the proceeds of the offering, will represent a range of industry sectors.

         By Industry Sector

         Office          40%

         Retail          20%

         Multifamily     15%

         Warehouse       15%

         Diversified      5%

         Lodging          5%

         Other            5%

         The industry sector allocations shown here are estimates based on [September 30, 2002] market conditions. Actual allocations may differ.

Preferred Stocks

         Preferred stocks pay fixed or floating rate dividends to investors, and have a "preference" over common stock in the payment of dividends and the liquidation of a company's assets. This means that a company must pay dividends on preferred stock before paying any dividends on its common stock. Preferred stockholders usually have no right to vote for corporate directors or on other matters. The Trust may invest in preferred stocks issued by real estate companies. It is the Trust's intention to initially invest approximately 25% of its Managed Assets in preferred stocks issued by real estate companies. The actual percentage of preferred stocks in the Trust's portfolio may vary over time based on the Sub-Advisor's assessment of market conditions.

Short-Term Fixed Income Securities

         For temporary defensive purposes or to keep cash on hand fully invested, the Trust may invest up to 100% of its Managed Assets in cash equivalents and short-term fixed income securities. Short-term fixed income investments are defined to include, without limitation, the following:

                  (1) U.S. government securities, including bills, notes and bonds differing as to maturity and rates of interest that are either issued or guaranteed by the U.S. Treasury or by U.S. government agencies or instrumentalities. U.S. government securities include securities issued by (a) the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, and Government National Mortgage Association, whose securities are supported by the full faith and credit of the United States; (b) the Federal Home Loan Banks, Federal Intermediate Credit Banks, and
         Tennessee Valley Authority, whose securities are supported by the right of the agency to borrow from the U.S. Treasury; (c) the Federal National Mortgage Association, whose securities are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and
         (d) the Student Loan Marketing Association, whose securities are supported only by its credit. While the U.S. government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it always will do so since it is not so obligated by law. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities. Consequently, the value of such securities may fluctuate.

                  (2) Certificates of deposit issued against funds deposited in a bank or a savings and loan association. Such certificates are for a definite period of time, earn a specified rate of return, and are normally negotiable. The issuer of a certificate of deposit agrees to pay the amount deposited plus interest to the bearer of the certificate on the date specified thereon. Certificates of deposit purchased by the Trust may not be fully insured by the Federal Deposit Insurance Corporation.

                  (3) Repurchase agreements, which involve purchases of debt securities. At the time the Trust purchases securities pursuant to a repurchase agreement, it simultaneously agrees to resell and redeliver such securities to the seller, who also simultaneously agrees to buy back the securities at a fixed price and time. This assures a predetermined yield for the Trust during its holding period, since the resale price is always greater than the purchase price and reflects an agreed-upon market rate. Such actions afford an opportunity for the Trust to invest temporarily available cash. The Trust may enter into repurchase agreements only with respect to obligations of the U.S. government, its agencies or instrumentalities; certificates of deposit; or bankers' acceptances in which the Trust may invest. Repurchase agreements may be considered loans to the seller, collateralized by the underlying securities. The risk to the Trust is limited to the ability of the seller to pay the agreed-upon sum on the repurchase date; in the event of default, the repurchase agreement provides that the Trust is entitled to sell the underlying collateral. If the value of the collateral declines after the agreement is entered into, and if the seller defaults under a repurchase agreement when the value of the underlying collateral is less than the repurchase price, the Trust could incur a loss of both principal and interest. The Advisors monitor the value of the collateral at the time the action is entered into and at all times during the term of the repurchase agreement. The Advisors does so in an effort to determine that the value of the collateral always equals or exceeds the agreed-upon repurchase price to be paid to the Trust. If the seller were to be subject to a Federal bankruptcy proceeding, the ability of the Trust to liquidate the collateral could be delayed or impaired because of certain provisions of the bankruptcy laws.

                  (4) Commercial paper, which consists of short-term unsecured promissory notes, including variable rate master demand notes issued by corporations to finance their current operations. Master demand notes are direct lending arrangements between the Trust and a corporation. There is no secondary market for such notes. However, they are redeemable by the Trust at any time. The Advisors will consider the financial condition of the corporation (e.g., earning power, cash flow and other liquidity ratios) and will continuously monitor the corporation's ability to meet all of its financial obligations, because the Trust's liquidity might be impaired if the corporation were unable to pay principal and interest on demand. Investments in commercial paper will be limited to commercial paper rated in the two highest categories by a major rating agency or are unrated but determined to be of comparable quality by the Advisors and which mature within one year of the date of purchase or carry a variable or floating rate of interest.

Lower-Rated Securities

         Securities of below grade investment quality are commonly referred to as "junk bonds." Securities of below investment grade quality are regarded as having predominately speculative characteristics with respect to capacity to pay interest and repayment principal.

         Lower-rated securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. The prices of lower-rated securities have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. Yields on lower-rated securities will fluctuate. If the issuer of lower-rated securities defaults, the Trust may incur additional expenses to seek recovery.

         The secondary markets in which lower-rated securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading markets could adversely affect the price at which the Trust could sell a particular lower-rated security when necessary to meet liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the issuer, and could adversely affect and cause large fluctuations in the net asset value of the Trust's common shares. Adverse publicity and investor perceptions may decrease the values and liquidity of high yield securities.

         It is reasonable to expect that any adverse economic conditions could disrupt the market for lower-rated securities, have an adverse impact on the value of such securities, and adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon. New laws and proposed new laws may adversely impact the market for lower-rated securities.

         The Trust may only invest in high yield securities that are rated CCC or higher by S&P, rated Caa or higher by Moody's, CCC or higher by Fitch, or unrated securities determined by the Advisors to be of comparable quality. The issuers of these securities have a currently identifiable vulnerability to default as to payment of principal and interest and such issues may be in default or there may be present elements of danger with respect to principal or interest. The Trust will not invest in securities which are in default as to payment of principal and interest at the time of purchase.

Illiquid Securities

         The Trust will not invest more than 15% of its total assets in illiquid real estate securities (i.e., securities that are not readily marketable). For purposes of this restriction, illiquid securities include, but are not limited to, restricted securities (securities the disposition of which is restricted under the Federal securities laws), securities that may only be resold pursuant to Rule 144A under the Securities Act, but that are deemed to be illiquid, and repurchase agreements with maturities in excess of seven days.

Short Sales

         The Trust may make short sales of bonds. A short sale is a transaction in which the Trust sells a security it does not own in anticipation that the market price of that security will decline. The Trust may make short sales to hedge positions, for duration and risk management, in order to maintain portfolio flexibility or to enhance income or gain.

         When the Trust makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Trust may have to pay a fee to borrow particular securities and is often obligated to pay over any payments received on such borrowed securities.

         The Trust's obligation to replace the borrowed security will be secured by collateral deposited with the broker-dealer, usually cash, U.S. government securities or other liquid securities. The Trust will also be required to designate on its books and records similar collateral with its custodian to the extent, if any, necessary so that the aggregate collateral value is at all times at least equal to the current market value of the security sold short. Depending on arrangements made with the broker-dealer from which it borrowed the security regarding payment over of any payments received by the Trust on such security, the Trust may not receive any payments (including interest) on its collateral deposited with such broker-dealer.

         If the price of the security sold short increases between the time of the short sale and the time the Trust replaces the borrowed security, the Trust will incur a loss; conversely, if the price declines, the Trust will realize a gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. Although the Trust's gain is limited to the price at which it sold the security short, its potential loss is theoretically unlimited.

         The Trust will not make a short sale if, after giving effect to such sale, the market value of all securities sold short exceeds 25% of the value of its Managed Assets or the Trust's aggregate short sales of a particular class of securities exceeds 25% of the outstanding securities of that class. The Trust may also make short sales "against the box" without respect to such limitations. In this type of short sale, at the time of the sale, the Trust owns or has the immediate and unconditional right to acquire at no additional cost the identical security.


                  OTHER INVESTMENT POLICIES AND TECHNIQUES

Borrowing

         The Trust reserves the right to borrow funds to the extent permitted as described under the caption "Investment Objectives and Policies--Investment Restrictions." The proceeds of borrowings may be used for any valid purpose including, without limitation, liquidity, investments and repurchases of shares of the Trust. Borrowing is a form of leverage and, in that respect, entails risks comparable to those associated with the issuance of Preferred Shares.

Strategic Transactions

         Consistent with its investment objectives and policies as set forth herein, the Trust may also enter into certain hedging and risk management transactions. In particular, the Trust may purchase and sell futures contracts, exchange-listed and over-the-counter put and call options on securities, financial indices and futures contracts, forward foreign currency contracts and may enter into various interest rate transactions (collectively, "Strategic Transactions"). Strategic Transactions may be used to attempt to protect against possible changes in the market value of the Trust's portfolio resulting from fluctuations in the securities markets and changes in interest rates, to protect the Trust's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes or to establish a position in the securities markets as a temporary substitute for purchasing particular securities. Any or all of these techniques may be used at any time. There is no particular strategy that requires use of one technique rather than another. Use of any Strategic Transaction is a function of market conditions. The Strategic Transactions that the Trust may use are described below. The ability of the Trust to hedge successfully will depend on the Advisors' ability to predict pertinent market movements, which cannot be assured.

         Interest Rate Transactions. Among the Strategic Transactions into which the Trust may enter are interest rate swaps and the purchase or sale of interest rate caps and floors. The Trust expects to enter into the transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio as a duration management techniques or to protect against any increase in the price of securities the Trust anticipates purchasing at a later date or, as discussed in the prospectus, to hedge against increased Preferred Share dividend rates or increases in the Trust's cost of borrowing. For a more complete discussion of interest rate transactions, see "Interest Rate Transactions" in the prospectus.

         Futures Contracts and Options on Futures Contracts. In connection with its hedging and other risk management strategies, the Trust may also enter into contracts for the purchase or sale for future delivery ("future contracts") of debt securities, aggregates of debt securities, financial indices, and U.S. government debt securities or options on the foregoing to hedge the value of its portfolio securities that might result from a change in interest rates or market movements. The Trust will engage in such transactions only for bona fide hedging, risk management and other appropriate portfolio management purposes. In each case the Trust will engage in such transactions, in accordance with the rules and regulations of the CFTC.

         Credit Derivatives. The Trust may engage in credit derivative transactions. There are two broad categories of credit derivatives: default price risk derivatives and market spread derivatives. Default price risk derivatives are linked to the price of reference securities or loans after a default by the issue or borrower, respectively. Market spread derivatives are based on the risk that changes in market factors, such as credit spreads, can cause a decline in the value of a security, loan or index. There are three basic transactional forms or credit derivatives: swaps, options and structured instruments. The use of credit derivatives is a highly specialized activity which involves strategies and risks different from those associated with ordinary portfolio security transactions. If incorrect in its forecasts of default risks market spreads or other applicable factors, the investment performance of the Trust would diminish compared with what it would have been if these techniques were not used. Moreover, even if it is correct in its forecasts, there is a risk that a credit derivative position may correlate imperfectly with the price of the asset or liability being hedged. There is no limit on the amount of credit derivative transactions that may be entered into by the Trust. The Trust's risk of loss in a credit derivative transaction varies with the form of the transaction. For example, if the Trust purchases a default option on a security, and if no default occurs with respect to the security, the Trust's loss is limited to the premium it paid for the default option. In contrast, if there is a default the grantor of a default option, the Trust's will include both the premium that it paid for the option and the decline in value of the underlying security that the default option hedged.

         Calls on Securities, Indices and Futures Contracts. In order to enhance income or reduce fluctuations in net asset value, the Trust may sell or purchase call options ("calls") on securities and indices based upon the prices of debt securities that are traded on U.S. securities exchanges and to the over-the-counter markets. A call option gives the purchaser of the option the right to buy, and obligates the seller to sell, the underlying security, futures contract or index at the exercise price at any time or at a specified time during the option period. All such calls sold by the Trust must be "covered" as long as the call is outstanding (i.e., the Trust must own the instrument subject to the call or other securities or assets acceptable for applicable segregation and coverage requirements). A call sold by the Trust exposes the Trust during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security, index or futures contract and may require the Trust to hold an instrument which it might otherwise have sold. The purchase of a call gives the Trust the right to buy the underlying instrument or index at a fixed price. Calls on futures contracts on securities written by the Trust must also be covered by assets or instruments acceptable under applicable segregation and coverage requirement.

         Puts on Securities, Indices and Futures Contracts. As with calls, the Trust may purchase put options ("puts") on securities (whether or not it holds such securities in its portfolio). For the same purposes, the Trust may also sell puts on securities financial indices and puts on futures contracts on securities if the Trust's contingent obligations on such puts are secured by segregated assets consisting of cash or liquid high grade debt securities having a value not less than the exercise price. The Trust will not sell puts if, as a result, more than 50% of the Trust's assets would be required to cover its potential obligation under its hedging and other investment transactions. In selling puts, there is a risk that the Trust may be required to buy the underlying instrument or index at higher than the current market price.

         The principal risks relating to the use of futures and other Strategic Transitions are: (i) less than perfect correlation between the prices of the hedging instrument and the market value of the securities in the Trust's portfolio; (ii) possible lack of a liquid secondary market for closing out a position in such instruments; (iii) losses resulting from interest rate or other market movements not anticipated by the Advisors and
(iv) the obligation to meet additional variation margin or other payment requirements.

         Forward Currency Contracts. Trust may enter into forward currency contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or another foreign currency. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (term) from the date of the forward currency contract agreed upon by the parties, at a price set at the time the forward currency contract is entered into. Forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers. The Trust may purchase a forward currency contract to lock in the U.S. dollar price of a security denominated in a foreign currency that the Trust intends to acquire. The Trust may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security or a dividend or interest payment denominated in a foreign currency. The Trust may also use forward currency contracts to shift the Trust's exposure to foreign currency exchange rate changes from one currency to another. For example, if the Trust owns securities denominated in a foreign currency and the Advisors believe that currency will decline relative to another currency, it might enter into a forward currency contract to sell the appropriate amount of` the first foreign currency with payment to be made in the second currency. The Trust may also purchase forward currency contracts to enhance income when the Advisors anticipate that the foreign currency will appreciate in value but securities denominated in that currency do not present attractive investment opportunities.

         The Trust may also use forward currency contracts to hedge against a decline in the value of existing investments denominated in a foreign currency. Such a hedge would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The Trust could also hedge the position by entering into a forward currency contract to sell another currency expected to perform similarly to the currency in which the Trust's existing investments are denominated. This type of hedge could offer advantages in terms of cost, yield or efficiency, but may not hedge currency exposure as effectively as a simple hedge into U.S. dollars. This type of hedge may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

         The Trust may also use forward currency contracts in one currency or a basket of currencies to attempt to hedge against fluctuations in the value of securities denominated in a different currency if the Advisors anticipate that there will be a correlation between the two currencies.

         The cost to the Trust of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. When the Trust enters into a forward currency contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of some or all of any expected benefit of the transaction.

         Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that the Trust will in fact be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the counterparty, the Trust might be unable to close out a forward currency contract. In either event, the Trust would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in securities denominated in the foreign currency or to maintain cash or liquid assets in a segregated account.

         The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the forward currency contract has been established. Thus, the Trust might need to purchase or sell foreign currencies in the spot (cash market to the extent such foreign currencies are not covered by forward currency contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

         Certain provisions of the Code may restrict or affect the ability of the Trust to engage in Strategic Transactions. See "U.S. Federal Income Tax Matters."

Repurchase Agreements

         As temporary investments, the Trust may invest in repurchase agreements. A repurchase agreement is a contractual agreement whereby the seller of securities agrees to repurchase the same security at a specified price on a future date agreed upon by the parties. The agreed-upon repurchase price determines the yield during the Trust's holding period. Repurchase agreements are considered to be loans collateralized by the underlying security that is the subject of the repurchase contract. The Trust will only enter into repurchase agreements with registered securities dealers or domestic banks that, in the opinion of the Advisors, present minimal credit risk. The risk to the Trust is limited to the ability of the issuer to pay the agreed-upon repurchase price on the delivery date; however, although the value of the underlying collateral at the time the transaction is entered into always equals or exceeds the agreed-upon repurchase price, if the value of the collateral declines there is a risk of loss of both principal and interest. In the event of default, the collateral may be sold but the Trust might incur a loss if the value of the collateral declines, and might incur disposition costs or experience delays in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon the collateral by the Trust may be delayed or limited. The Advisors will monitor the value of the collateral at the time the transaction is entered into and at all times subsequent during the term of the repurchase agreement in an effort to determine that such value always equals or exceeds the agreed-upon repurchase price. In the event the value of the collateral declines below the repurchase price, the Advisors will demand additional collateral from the issuer to increase the value of the collateral to at least that of the repurchase price, including interest.

Lending of Securities

         The Trust may lend its portfolio securities to banks or dealers which meet the creditworthiness standards established by the board of trustees of the Trust ("Qualified Institutions"). By lending its portfolio securities, the Trust attempts to increase its income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Trust. The Trust may lend its portfolio securities so long as the terms and the structure of such loans are not inconsistent with requirements of the Investment Company Act, which currently require that
(i) the borrower pledge and maintain with the Trust collateral consisting of cash, a letter of credit issued by a domestic U.S. bank, or securities issued or guaranteed by the U.S. government having a value at all times not less than 100% of the value of the securities loaned, (ii) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the value of the loan is "marked to the market" on a daily basis), (iii) the loan be made subject to termination by the Trust at any time and (iv) the Trust receive reasonable interest on the loan (which may include the Trust's investing any cash collateral in interest bearing short term investments), any distributions on the loaned securities and any increase in their market value. The Trust will not lend portfolio securities if, as a result, the aggregate of such loans exceeds 331/3% of the value of the Trust's total assets (including such loans). Loan arrangements made by the Trust will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange, which rules presently require the borrower, after notice, to redeliver the securities within the normal settlement time of five business days. All relevant facts and circumstances, including the creditworthiness of the Qualified Institution, will be monitored by the Advisors, and will be considered in making decisions with respect to lending securities, subject to review by the Trust's board of trustees.

         The Trust may pay reasonable negotiated fees in connection with loaned securities, so long as such fees are set forth in a written contract and approved by the Trust's board of trustees. In addition, voting rights may pass with the loaned securities, but if a material event were to occur affecting such a loan, the loan must be called and the securities voted.

                          MANAGEMENT OF THE TRUST

Investment Management Agreement

         Although BlackRock Advisors intends to devote such time and effort to the business of the Trust as is reasonably necessary to perform its duties to the Trust, the services of BlackRock Advisors are not exclusive and BlackRock Advisors provides similar services to other investment companies and other clients and may engage in other activities.

         The investment management agreement also provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, BlackRock Advisors is not liable to the Trust or any of the Trust's shareholders for any act or omission by BlackRock Advisors in the supervision or management of its respective investment activities or for any loss sustained by the Trust or the Trust's shareholders and provides for indemnification by the Trust of BlackRock Advisors, its directors, officers, employees, agents and control persons for liabilities incurred by them in connection with their services to the Trust, subject to certain limitations and conditions.

         The investment management agreement was approved by the Trust's board of trustees at an in-person meeting of the board of trustees held on October 22, 2002, including a majority of the trustees who are not parties to the agreement or interested persons of any such party (as such term is defined in the Investment Company Act). This agreement provides for the Trust to pay a management fee at an annual rate equal to 0.90% of the average weekly value of the Trust's Managed Assets. A related waiver letter from BlackRock Advisors provided for temporary fee waiver of 0.20% the average weekly value of the Trust's Managed Assets in each of the first five years of the Trust's operations (through January 31, 2008) and for a declining amount for an additional three years (through January 31, 2011). In approving this agreement the board of trustees considered, among other things, the nature and quality of services to be provided by BlackRock Advisors, the profitability to BlackRock Advisors of its relationship with the Trust, economies of scale and comparative fees and expense ratios.

         The investment management agreement and the waivers of the management fees were approved by the sole common shareholder of the Trust
as of      , 2002. The investment management agreement will continue in effect for a period of two years from its effective date, and if not sooner terminated, will continue in effect for successive periods of 12 months thereafter, provided that each continuance is specifically approved at least annually by both (1) the vote of a majority of the Trust's board of trustees or the vote of a majority of the outstanding voting securities of the Trust at the time outstanding and entitled to vote (as such term is defined in the Investment Company Act) and (2) by the vote of a majority of the trustees who are not parties to the investment management agreement or interested persons (as such term is defined in the Investment Company Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The investment management agreement may be terminated as a whole at any time by the Trust, without the payment of any penalty, upon the vote of a majority of the Trust's board of trustees or a majority of the outstanding voting securities of the Trust or by BlackRock Advisors, on 60 days' written notice by either party to the other which can be waived by the non-terminating party. The investment management agreement will terminate automatically in the event of its assignment (as such term is defined in the Investment Company Act and the rules thereunder).

Investment Sub-Advisory Agreement

         Wellington Management acts as the Trust's sub-advisor. Wellington Management will receive a portion of the management fee paid by the Trust to BlackRock Advisors. From the management fees, BlackRock Advisors will pay Wellington Management, for serving as Sub-Advisor, a fee equal to 50% of the Management Fee (net of fee waivers) received by BlackRock Advisors. Wellington Management will be contractually obligated to pay 50% of the Trust's offering expenses exceeding $0.03 per common share up to a maximum
amount of $      .

         The investment sub-advisory agreement also provides that, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, the Trust will indemnify Wellington Management, its partners, employees, agents, associates and control persons for liabilities incurred by them in connection with their services to the Trust, subject to certain limitations.

         Although Wellington Management intends to devote such time and effort to the business of the Trust as is reasonably necessary to perform its duties to the Trust, the services of Wellington Management are not exclusive and Wellington Management provides similar services to other investment companies and other clients and may engage in other activities.

         The investment sub-advisory agreement was approved by the Trust's board of trustees at an in-person meeting held on October 22, 2002, including a majority of the trustees who are not parties to the agreement or interested persons of any such party (as such term is defined in the Investment Company
Act). In approving this agreement the board of trustees considered, among other things, the nature and quality of services to be provided by Wellington Management, the profitability to Wellington Management of its relationship with the Trust, economies of scale and comparative fees and expense ratios.

         The investment sub-advisory agreement was approved by the sole
common shareholder of the Trust as of      , 2002. The investment sub-advisory
agreement will continue in effect for a period of two years from its effective date, and if not sooner terminated, will continue in effect for successive periods of 12 months thereafter, provided that each continuance is specifically approved at least annually by both (1) the vote of a majority of the Trust's board of trustees or the vote of a majority of the outstanding voting securities of the Trust at the time outstanding and entitled to vote (as defined in the Investment Company Act) and (2) by the vote of a majority of the trustees who are not parties to such agreement or interested persons (as such term is defined in the Investment Company Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The investment sub-advisory agreement may be terminated as a whole at any time by the Trust or by BlackRock Advisors without the payment of any penalty, upon the vote of a majority of the Trust's board of trustees or a majority of the outstanding voting securities of the Trusts, or by Wellington Management, on 60 days' written notice by any party to the other (which may be waived by the non-terminating party). The investment sub-advisory agreement will also terminate automatically in the event of its assignment (as such term is defined in the Investment Company Act and the rules thereunder).

Trustees and Officers

         The officers of the Trust manage its day-to-day operations. The officers are directly responsible to the Trust's board of trustees which sets broad policies for the Trust and chooses its officers. The following is a list of the trustees and officers of the Trust and their present positions and principal occupations during the past five years. Trustees who are interested persons of the Trust (as defined in the Investment Company Act) are denoted by an asterisk (*). Trustees who are independent trustees (as defined in the Investment Company Act) (the "Independent Trustees") are denoted without an asterisk. The business address of the Trust, BlackRock Advisors and their board members and officers is 100 Bellevue Parkway, Wilmington, Delaware 19809, unless specified otherwise below. The trustees listed below are either trustees or directors of other closed-end funds in which BlackRock Advisors acts as investment advisor.


                                                                     Number of
                                                                   Portfolios in
Name, Address,                                                     Fund Complex
Age and             Term of                                         Overseen by
Position(s)        Office and    Principal Occupation During The    Trustee or
Held with          Length of        Past Five Years and Other       Nominee for         Other Directorships
Registrant        Time Served              Affiliations               Trustee             held by Trustee
--------------    -----------    -------------------------------   -------------        -------------------
INDEPENDENT
TRUSTEES:

Andrew F.           3 years     President of Brimmer & Company,         40       Director of CarrAmerica Realty
Brimmer                         Inc., a Washington, D.C.-based                   Corporation and Borg-Warner
P.O. Box 4546                   economic and financial consulting                Automotive. Formerly member of
New York, NY                    firm. Lead Director and Chairman                 the Board of Governors of the
10163                           of the Audit Committee of each of                Federal Reserve System. Formerly
Age: 76                         the closed-end Trusts in which                   Director of AirBorne Express,
Trustee                         BlackRock Advisors Inc. acts as                  BankAmerica Corporation (Bank of
                                investment advisor.                              America), Bell South Corporation,
                                                                                 College Retirement Equities Fund
                                                                                 (Trustee), Commodity Exchange,
                                                                                 Inc. (Public Governor),
                                                                                 Connecticut Mutual Life Insurance
                                                                                 Company E.I. Dupont de Nemours &
                                                                                 Company, Equitable Life Assurance
                                                                                 Society of the United States,
                                                                                 Gannett Company, Mercedes-Benz of
                                                                                 North America, MNC Financial
                                                                                 Corporation (American Security
                                                                                 Bank), NMC Capital Management,
                                                                                 Navistar International
                                                                                 Corporation, PHH Corp. and UAL
                                                                                 Corporation (United Airlines).

Richard E.          3 years     President and Chief Executive           40       Trustee Emeritus, Wesleyan
Cavanagh                        Officer of The Conference Board,                 University, Trustee: Drucker
P.O. Box 4546                   Inc., a leading global business                  Foundation, Airplanes Group,
New York, NY                    membership organization, from                    Aircraft Finance Trust (AFT) and
10163                           1995-present. Former Executive                   Education Testing Service (ETS).
Age: 56                         Dean of the John F. Kennedy                      Director, Arch Chemicals, Fremont
Trustee                         School of Government at Harvard                  Group and The Guardian Life
                                University from 1988-1995. Acting                Insurance Company of America.
                                Director, Harvard Center for
                                Business and
                                Government(1991-1993). Formerly
                                Partner (principal) of McKinsey &
                                Company, Inc. (1980-1988). Former
                                Executive Director of Federal
                                Cash Management, White House
                                Office of Management and Budget
                                (1977-1979). Co-author, THE
                                WINNING PERFORMANCE (best selling
                                management book published in 13
                                national editions).

Kent Dixon          3 years     Consultant/Investor. Former             40       Former Director of ISFA (the
P.O. Box 4546                   President and Chief Executive                    owner of INVEST, a national
New York, NY                    Officer of Empire Federal Savings                securities brokerage service
10163                           Bank of America and Banc PLUS                    designed for banks and thrift
Age: 65                         Savings Association, former                      institutions).
Trustee                         Chairman of the Board, President
                                and Chief Executive Officer of
                                Northeast Savings.

Frank J. Fabozzi    3 years     Consultant. Editor of THE JOURNAL       40       Director, Guardian Mutual Funds
P.O. Box 4546                   OF PORTFOLIO MANAGEMENT and                      Group.
New York, NY                    Adjunct Professor of Finance at
10163                           the School of Management at Yale
Age: 54                         University. Author and editor of
Trustee                         several books on fixed income
                                portfolio management. Visiting
                                Professor of Finance and
                                Accounting at the Sloan School of
                                Management, Massachusetts
                                Institute of Technology from 1986
                                to August 1992.

James Clayburn      3 years     Dean Emeritus of The John E.            40       Director, Jacobs Engineering
LaForce, Jr.                    Anderson Graduate School of                      Group, Inc., Payden & Rygel
P.O. Box 4546                   Management, University of                        Investment Trust, Provident
New York, NY                    California since July 1, 1993.                   Investment Counsel Funds.
10163                           Acting Dean of The School of
Age: 73                         Business, Hong Kong University of
Trustee                         Science and Technology 1990-1993.
                                from 1978 to September 1993, Dean
                                of The John E. Anderson Graduate
                                School of Management, University
                                of California.

Walter F.           3 years     Partner, Dorsey & Whitney, a law        40       Director, Northwest Airlines
Mondale                         firm (December 1996-present,                     Corp., UnitedHealth Group,
P.O. Box 4546                   September 1987-August 1993).                     Formerly, Director, RBC Dain
New York, NY                    Formerly U.S. Ambassador to Japan                Rauscher, Inc.
10163                           (1993-1996). Formerly, Vice
Age: 74                         President of the United States,
Trustee                         U.S. Senator and Attorney General
                                of the State of Minnesota. 1984
                                Democratic Nominee for President
                                of the United States.

INTERESTED
TRUSTEES

Robert S. Kapito                Vice Chairman of BlackRock, Inc.,       37       Mr. Kapito currently serves as
Age: 45                         is Head of the Portfolio                         President of the Board of
Trustee and                     Management Group, a member of the                Directors of Periwinkle National
President                       Management Committee, the                        Theatre, a national non-profit
                                Investment Strategy Group, the                   effort to help  disadvantaged
                                Fixed Income and Global Equity                   youth, and Chairman of the
                                Operating Committees and the                     Hope & Heroes/Babies & Children's
                                Equity Investment Strategy Group.                Cancer Fund.
                                Formerly, Vice President of the
                                First Boston Corporation, head of
                                its Mortgage Capital Markets
                                Group.  Currently, President and
                                Director of each of the
                                closed-end Trusts which
                                BlackRock Advisors, Inc. acts as
                                investment advisor.

Ralph L.            3 years     Director since 1999 and President       37       Chairman and President of the
Schlosstein*                    of BlackRock, Inc. since its                     BlackRock Provident Institutional
Age: 51                         formation in 1998 and of                         Funds. Director of several of
Chairman                        BlackRock, Inc.'s predecessor                    BlackRock's alternative
                                entities since 1988. Member of                   investment vehicles. Currently, a
                                the Management Committee and                     Member of the Visiting Board of
                                Investment Strategy Group of                     Overseers of the John F. Kennedy
                                BlackRock, Inc. Formerly,                        School of Government at Harvard
                                Managing Director of Lehman                      University, the Financial
                                Brothers, Inc. and Co-head of its                Institutions Center Board of the
                                Mortgage and Savings Institutions                Wharton School of the University
                                Group. Currently, Chairman and                   of Pennsylvania, a trustee of
                                Director of each of the                          Trinity School in New York City
                                closed-end Trusts in which                       and a Trustee of New Visions for
                                BlackRock Advisors, Inc. acts as                 Public Education in New York
                                investment advisor.                              Council. Formerly, a Director of
                                                                                 Pulte Corporation and a Member of
                                                                                 Fannie Mae's Advisory.


                                                       Principal Occupation During the Past
Name and Age              Title                          Five Years and Other Affiliations
------------              -----                        ------------------------------------

OFFICERS:
Anne F. Ackerley          Secretary               Managing Director of BlackRock, Inc. since 2000. Formerly First
Age: 40                                           Vice President and Chief Operating Officer, Mergers and
                                                  Acquisition Group at Merrill Lynch & Co. from 1997 to 2000;
                                                  First Vice President and Chief Operating Officer, Public Finance
                                                  Group at Merrill Lynch & Co. from 1995 to 1997; First Vice
                                                  President, Emerging Markets Fixed Income Research at Merrill
                                                  Lynch & Co. prior thereto.

Henry Gabbay              Treasurer               Managing Director of BlackRock, Inc. and its predecessor
Age: 54                                           entities.

Hugh Frater               Vice President          Managing Director of BlackRock, Inc. and its predecessor
Age: 47                                           entities.

James Kong                Assistant Treasurer     Managing Director of BlackRock, Inc. and its predecessor
Age: 41                                           entities.

Richard Shea, Esq.        Vice President/Tax      Managing Director of BlackRock, Inc. since 2000; Chief Operating
Age: 42                                           Officer and Chief Financial Officer of Anthracite Capital, Inc.
                                                  since 1998. Formerly, Director of BlackRock, Inc. and its
                                                  predecessor entities.



         Each Independent Trustee/Director receives an annual fee calculated as follows: (i) $6,000 from each fund/trust in the Fund Complex and (ii) $1,500 for each meeting of each board in the Fund Complex attended by such Independent Trustee/Director. The total annual aggregate compensation for each Independent Trustee/Director is capped at $160,000 per annum, except that Dr. Brimmer receives an additional $40,000 from the Fund Complex for acting as the lead trustee/director for each board of trustees/directors in the Fund Complex. In the event that the $160,000 cap is met with respect to an Independent Trustee/Director, the amount of the Independent Trustee/Director's fee borne by each fund in the Fund Complex is reduced by reference to the net assets of the Trust relative to the other funds in the Fund Complex. In addition, the attendance fees of each Independent Trustee/Director of the funds/trusts are reduced proportionately, based on each respective fund's/trust's net assets, so that the aggregate per meeting fee for all meetings of the boards of trustees/directors of the funds/trusts held on a single day does not exceed $20,000 for any Independent Trustee/Director.

         The board of trustees of the Trust currently has three committees: an Executive Committee, an Audit Committee and a Governance Committee.

         The Executive Committee consists of Ralph Schlosstein and Robert Kapito and acts in accordance with the powers permitted to such a committee under the Agreement and Declaration of Trust and By-Laws of the Trust. The Executive Committee, subject to the Trust's Agreement and Declaration of Trust, By-Laws and applicable law, acts on behalf of the full board of trustees in the intervals between meetings of the board.

         The Audit Committee consists of Messrs. Brimmer, Cavanagh, Dixon, Fabozzi, Laforce and Mondale. The Audit Committee acts according to the Audit Committee charter. has been appointed as Chairman of the Audit Committee. The Audit Committee is responsible for reviewing and evaluating issues related to the accounting and financial reporting policies of the Trust, overseeing the quality and objectivity of the Trust's financial statements and the audit thereof and to act as a liaison between the board of trustees and the Trust's independent accountants.

         The Governance committee consists of Messrs. Brimmer, Cavanagh, Dixon, Fabozzi, Laforce and Mondale. The Governance Committee acts in accordance with the Governance Committee charter. has been appointed as Chairman of the Governance Committee. The Governance Committee consists of the independent Trustees and performs those functions enumerated in the Governance Committee Charter including, but not limited to, making nominations for the appointment or election of Independent Trustees, reviewing independent Trustee compensation, retirement policies and personnel training policies and administrating the provisions of the Code of Ethics applicable to the Independent Trustees.

         As the Trust is a newly organized closed-end investment company, no meetings of the above committees have been held in the current fiscal year.

         No Trustee who is not an interested person of the Trust owns beneficially or of record, any security of BlackRock Advisors or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with BlackRock Advisors.

Codes of Ethics

         The Trust, the Advisor, the Sub-Advisor and the Trust's principal underwriters have adopted respective codes of ethics under Rule 17j-1 of the Investment Company Act. These codes permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Trust. These codes can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission at 1-202-942-8090. The code of ethics are available on the EDGAR Database on the Securities and Exchange Commission's web site (http://www.sec.gov), and copies of these codes may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Securities and Exchange Commission's Public Reference Section, Washington, D.C. 20549-0102.

Investment Advisor and Sub-Advisor

         BlackRock Advisors acts as the Trust's investment advisor. BlackRock Advisors is responsible for the selection and monitoring of the Trust's sub-advisor, Wellington Management, as well as various clerical, bookkeeping and other administrative services and selected shareholder services. BlackRock Advisors, located at 100 Bellevue Parkway, Wilmington, Delaware 19809, is a wholly owned subsidiary of BlackRock, Inc. which is one of the largest publicly traded investment management firms in the United States with approximately $246 billion of assets under management as of September 30, 2002. BlackRock Advisors manages assets on behalf of institutional and individual investors worldwide through a variety of equity, fixed income, liquidity and alternative investment products, including the BlackRock Funds and BlackRock Provident Institutional Funds. In addition, BlackRock Advisors provides risk management and investment system services to institutional investors under the BlackRock Solutions(TM) name.

         The BlackRock organization has over 13 years of experience managing closed-end products and currently advises a closed-end family of 40 funds with approximately $10.4 billion in assets as of September 30, 2002. Clients are served from the company's headquarters in New York City, as well as offices in Wilmington, San Francisco, Boston, Edinburgh, Tokyo and Hong Kong. BlackRock, Inc. is a member of The PNC Financial Services Group, Inc. ("PNC"), one of the largest diversified financial services organizations in the United States, and is majority-owned by PNC and by BlackRock employees.

         Wellington Management, located at 75 State Street, Boston, Massachusetts 02109, acts as the Trust's subadvisor. Wellington Management is an asset management firm with approximately $293 billion assets under management, with approximately $4.7 billion in real estate equity and fixed-income securities under management as of September 30, 2002. Wellington Management will be responsible for the day-to-day management of the Trust, which includes the buying and selling securities for the Trust and investment research on securities in real-estate related industries. Wellington Management is a Massachusetts limited liability partnership owned entirely by its partners, all of whom are full-time professional members of the firm.

                    PORTFOLIO TRANSACTIONS AND BROKERAGE

         Subject to the supervision of the board of trustees, decisions to buy and sell securities for the Trust and brokerage commission rate are made by the Advisors. Transactions on stock exchanges involve the payment by the Trust of brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter market but the price paid by the Trust usually includes an undisclosed dealer commission or mark-up. In certain instances the Trust may make purchases of underwritten issues at prices which include underwriting fees.

         In selecting a broker to execute each particular transaction, the Advisors will take the following into consideration, the best net price available; the reliability, integrity and financial condition of the broker; the size and difficulty in executing the order, and the value of the expected contribution of the broker to the investment performance of the Trust on a continuing basis. Accordingly, the cost of the brokerage commissions to the Trust in any transaction may be greater than that available from other brokers if the difference is reasonably justified by other aspects of the portfolio execution services offered. Subject to such policies and procedures as the trustees may determine, the Advisor or the Sub-Advisor shall not be deemed to have acted unlawfully or to have breached any duty solely by reason of it having caused the Trust to pay a broker that provides research services an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission another broker would have charged from effecting that transaction if the Advisor or Sub-Advisor determines in good faith that such amount of commission was reasonable in relation to the value of the research service provided by such broker viewed in terms of either that particular transaction or the Advisor's or Sub-Advisor's, ongoing responsibilities with respect to the Trust. Research and investment information may be provided by these and other brokers at not cost to the Advisors and is available for the benefit of other accounts advised by the Advisors and its affiliates, and not all of the information will be used in connection with the Trust. While this information may be useful in varying degrees and may tend to reduce the Advisors' expenses, it is not possible to estimate its value and in the opinion of the Advisors it does not reduce the Advisors' expenses in a determinable amount. The extent to which the Advisors make use of statistical, research and other services furnished by brokers is considered by the Advisors in the allocation of brokerage business but there is not formula by which such business is allocated. The Advisors do so in accordance with their judgment of the best interests of the Trust and its shareholders. The Advisors may also take into account payments made by brokers effecting transactions for the Trust to other persons on behalf of the Trust for services provided to it for which it would be obligated to pay (such as custodial and professional fees). In addition, consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, the Advisors may consider sales of shares of the Trust as a fact in the selection of brokers and dealers to enter into portfolio transactions with the Trust.

         One or more of the other investment companies or accounts which the Advisor and/or the Sub-Advisor manages may own from time to time some of the same investments as the Trust. Investment decisions for the Trust are made independently from those of such other investment companies or accounts; however, from time to time, the same investment decision may be made for more than one company or account. When two or more companies or accounts seek to purchase or sell the same securities, the securities actually purchased or sold and any transaction costs will be allocated among the companies and accounts on a good faith equitable basis by the Advisor and/or the Sub-Advisor in their discretion in accordance with the accounts' various investment objectives. In some cases, this system may adversely affect the price or size of the position obtainable for the Trust. In other cases, however, the ability of the Trust to participate in volume transactions may produce better execution for the Trust. It is the opinion of the Trust's board of trustees that this advantage, when combined with the other benefits available due to the Advisor's or the Sub-Advisor's organization, outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.

                               DISTRIBUTIONS

Level Rate Dividend Policy

         Subject to the determination of the board of trustees to implement a Managed Dividend Policy, as discussed below, commencing with the Trust's first dividend, the Trust intends to make regular monthly cash distributions to common shareholders at a level rate based on the projected performance of the Trust, which rate may be adjusted from time to time. The Trust's ability to maintain a Level Rate Dividend Policy will depend on a number of factors, including the stability of income received from its investments and dividends payable on Preferred Shares, if any, and interest and required principal payments on borrowings, if any. The Trust will make such monthly payments out of net investment income (after it pays accrued dividends on the preferred shares, if any, and interest and required principal payments on the borrowings, if any.) At least annually, the Trust intends to distribute all of its net capital gain and any remaining net investment income not previously distributed during the year after paying any accrued dividends on, or redeeming or liquidating, any Preferred Shares, if any, or making interest and required principal payments on borrowings, if any. Initial distributions to common shareholders are expected to be declared approximately 45 days, and paid approximately 60 to 90 days, from the commencement of this offering, depending upon market conditions. The net investment income of the Trust consists of all ordinary taxable income earned on portfolio assets less all deductible expenses of the Trust. Expenses of the Trust are accrued each day. In addition, the Trust currently expects that a portion of its distributions will consist of amounts in excess of investment company taxable income and net capital gain [derived from the non-taxable components of the cash flow from the real estate underlying the Trust's portfolio investments.] These amounts would be considered a return of capital and thus would reduce the basis in a shareholder's common shares; any amounts in excess of such basis would be treated as a gain from the sale of such shares.

         To permit the Trust to maintain a more stable monthly distribution, the Trust will initially distribute less than the entire amount of net investment income earned in a particular period. The undistributed net investment income would be available to supplement future distributions. As a result, the distributions paid by the Trust for any particular monthly period may be more or less than the amount of net investment income actually earned by the Trust during the period. Undistributed net investment income will be added to the Trust's net asset value and, correspondingly, distributions from undistributed net investment income will be deducted from the Trust's net asset value.

Managed Dividend Policy

         As soon as practicable following the completion of this offering, the Trust intends to file an exemptive application with the Securities and Exchange Commission seeking an order under the Investment Company Act facilitating the implementation of a Managed Dividend Policy. If, and when, the Trust receives the requested relief, the Trust may, subject to the determination of its board of trustees, implement a Managed Dividend Policy.

         Under a Managed Dividend Policy, the Trust would distribute a monthly fixed amount to Common Shareholders. As with the Level Dividend Rate Policy, distributions would be made only after paying dividends on Preferred Shares, if any, and interest and required principal payments on borrowings, if any. Under a Managed Dividend Policy, if for any monthly distribution, net investment income and net realized capital gain were less than the amount of the distribution, the difference would be distributed from the Trust's assets. The Trust's final distribution for each calendar year would include any remaining net investment income undistributed during the year, as well as all net capital gain realized during the year. If, for any calendar year, the total distributions exceeded net investment income and net realized capital gain (the "Excess"), the Excess, distributed from the Trust's assets, would generally be treated as a tax-free return of capital up to the amount of the common sareholder's tax basis in common shares, with any amounts exceeding such basis treated as gain from the sale of common shares. The Excess, however, would be treated as ordinary dividend income to the extent of the Trust's current and accumulated earnings and profits. Pursuant to the requirements of the Investment Company Act and other applicable laws, a notice would accompany each monthly distribution with respect to the estimated source of the distribution made.

         In the event the Trust distributed the Excess, such distribution would decrease the Trust's total assets and, therefore, have the likely effect of increasing the Trust's expense ratio. There is a risk that the Trust would not eventually realize capital gains in an amount corresponding to a distribution of the Excess. In addition, in order to make such distributions, the Trust may have to sell a portion of its investment portfolio at a time when independent investment judgment might not dictate such action.

         There is no guarantee that the Trust will receive an exemptive order facilitating the implementation of a Managed Dividend Policy or, if received, that the Board of trustees will determine to implement a Managed Dividend Policy. The board of trustees reserves the right to change the dividend policy from time to time.

                           DESCRIPTION OF SHARES

Common Shares

         The Trust intends to hold annual meetings of shareholders so long as the common shares are listed on a national securities exchange and such meetings are required as a condition to such listing.

Preferred Shares

         Although the terms of any Preferred Share issued by the Trust, including their dividend rate, voting rights, liquidation preference and redemption provisions, will be determined by the board of trustees (subject to applicable law and the Trust's Agreement and Declaration of Trust) when it authorizes a Preferred Shares offering, the Trust currently expects that the preference on distributions, liquidation preference, voting rights and redemption provisions of any such Preferred Shares will likely be as stated in the prospectus.

         If the board of trustees determines to proceed with an offering of Preferred Shares, the terms of the Preferred Shares may be the same as, or different from, the terms described in the prospectus, subject to applicable law and the Trust's Agreement and Declaration of Trust. The board of trustees, without the approval of the holders of common shares, may authorize an offering of Preferred Shares or may determine not to authorize such an offering, and may fix the terms of the Preferred Shares to be offered.

Other Shares

         The board of trustees (subject to applicable law and the Trust's Agreement and Declaration of Trust) may authorize an offering, without the approval of the holders of either common shares or Preferred Shares, of other classes of shares, or other classes or series of shares, as they determine to be necessary, desirable or appropriate, having such terms, rights, preferences, privileges, limitations and restrictions as the board of trustees see fit. The Trust currently does not expect to issue any other classes of shares, or series of shares, except for the common shares and the Preferred Shares.

                        REPURCHASE OF COMMON SHARES

         The Trust is a closed-end management investment company and as such its shareholders will not have the right to cause the Trust to redeem their shares. Instead, the Trust's common shares will trade in the open market at a price that will be a function of several factors, including dividend levels (which are in turn affected by expenses), net asset value, call protection, dividend stability, relative demand for and supply of such shares in the market, general market and economic conditions and other factors. Because shares of a closed-end investment company may frequently trade at prices lower than net asset value, the Trust's board of trustees may consider action that might be taken to reduce or eliminate any material discount from net asset value in respect of common shares, which may include the repurchase of such shares in the open market or in private transactions, the making of a tender offer for such shares, or the conversion of the Trust to an open-end investment company. The board of trustees may decide not to take any of these actions. In addition, there can be no assurance that share repurchases or tender offers, if undertaken, will reduce market discount.

         Notwithstanding the foregoing, at any time when the Trust's Preferred Shares are outstanding, the Trust may not purchase, redeem or otherwise acquire any of its common shares unless (1) all accrued Preferred Shares dividends have been paid and (2) at the time of such purchase, redemption or acquisition, the net asset value of the Trust's portfolio (determined after deducting the acquisition price of the common shares) is at least 200% of the liquidation value of the outstanding Preferred Shares (expected to equal the original purchase price per share plus any accrued and unpaid dividends thereon). Any service fees incurred in connection with any tender offer made by the Trust will be borne by the Trust and will not reduce the stated consideration to be paid to tendering shareholders.

         Subject to its investment restrictions, the Trust may borrow to finance the repurchase of shares or to make a tender offer. Interest on any borrowings to finance share repurchase transactions or the accumulation of cash by the Trust in anticipation of share repurchases or tenders will reduce the Trust's net income. Any share repurchase, tender offer or borrowing that might be approved by the Trust's board of trustees would have to comply with the Securities Exchange Act of 1934, as amended, the Investment Company Act and the rules and regulations thereunder.

         Although the decision to take action in response to a discount from net asset value will be made by the board of trustees at the time it considers such issue, it is the board's present policy, which may be changed by the board of trustees, not to authorize repurchases of common shares or a tender offer for such shares if: (1) such transactions, if consummated, would (a) result in the delisting of the common shares from the New York Stock Exchange, or (b) impair the Trust's status as a regulated investment company under the Code, (which would make the Trust a taxable entity, causing the Trust's income to be taxed at the corporate level in addition to the taxation of shareholders who receive dividends from the Trust) or as a registered closed-end investment company under the Investment Company Act; (2) the Trust would not be able to liquidate portfolio securities in an orderly manner and consistent with the Trust's investment objective and policies in order to repurchase shares; or (3) there is, in the board's judgment, any (a) material legal action or proceeding instituted or threatened challenging such transactions or otherwise materially adversely affecting the Trust, (b) general suspension of or limitation on prices for trading securities on the New York Stock Exchange, (c) declaration of a banking moratorium by Federal or state authorities or any suspension of payment by United States or New York banks, (d) material limitation affecting the Trust or the issuers of its portfolio securities by Federal or state authorities on the extension of credit by lending institutions or on the exchange of foreign currency, (e) commencement of war, armed hostilities or other international or national calamity directly or indirectly involving the United States, or (f) other event or condition which would have a material adverse effect (including any adverse tax effect) on the Trust or its shareholders if shares were repurchased. The board of trustees may in the future modify these conditions in light of experience.

         The repurchase by the Trust of its shares at prices below net asset value will result in an increase in the net asset value of those shares that remain outstanding. However, there can be no assurance that share repurchases or tender offers at or below net asset value will result in the Trust's shares trading at a price equal to their net asset value. Nevertheless, the fact that the Trust's shares may be the subject of repurchase or tender offers from time to time, or that the Trust may be converted to an open-end investment company, may reduce any spread between market price and net asset value that might otherwise exist.

         In addition, a purchase by the Trust of its common shares will decrease the Trust's Managed Assets which would likely have the effect of increasing the Trust's expense ratio. Any purchase by the Trust of its common shares at a time when Preferred Shares are outstanding will increase the leverage applicable to the outstanding common shares then remaining.

         Before deciding whether to take any action if the common shares trade below net asset value, the Trust's board of trustees would likely consider all relevant factors, including the extent and duration of the discount, the liquidity of the Trust's portfolio, the impact of any action that might be taken on the Trust or its shareholders and market considerations. Based on these considerations, even if the Trust's shares should trade at a discount, the board of trustees may determine that, in the interest of the Trust and its shareholders, no action should be taken.

                                TAX MATTERS

         The following is a description of certain U.S. Federal income tax consequences to a shareholder of acquiring, holding and disposing of common stock of the Trust. The discussion reflects applicable tax laws of the United States as of the date of this prospectus, which tax laws may be changed or subject to new interpretations by the courts or the Internal Revenue Service, retroactively or prospectively.

Taxation of the Trust

         The Trust intends to elect to be treated and to qualify to be taxed as a regulated investment company under Subchapter M of the Code. In order to qualify as a regulated investment company, the Trust must satisfy certain requirements relating to the source of its income, diversification of its assets, and distributions of its income to its shareholders. First, the Trust must derive at least 90% of its annual gross income (including tax-exempt interest) from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or currencies. Second, the Trust must diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets is comprised of cash, cash items, United States government securities, securities of other regulated investment companies and other securities, limited in respect of any one issuer to an amount not greater in value than 5% of the value of the Trust's total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the total assets is invested in the securities of any one issuer (other than United States government securities and securities of other regulated investment companies) or two or more issuers controlled by the Trust and engaged in the same, similar or related trades or businesses.

         As a regulated investment company, the Trust will not be subject to U.S. Federal income tax on income and gains that it distributes each taxable year to its shareholders, provided that in such taxable year it distributes at least 90% of the sum of (i) its "investment company taxable income" (which includes, among other items, dividends, taxable interest, taxable original issue discount and market discount income, income from securities lending, net short-term capital gain in excess of net long-term capital loss, and any other taxable income other than "net capital gain" (as defined below) and is reduced by deductible expenses) determined without regard to the deduction for dividends paid and (ii) its net tax-exempt interest (the excess of its gross tax-exempt interest income over certain disallowed deductions). The Trust may retain for investment its net capital gain (which consists of the excess of its net long-term capital gain over its net short-term capital loss). However, if the Trust retains any net capital gain or any investment company taxable income, it will be subject to tax at regular corporate rates on the amount retained. The Trust intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income and net capital gain.

         Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, the Trust must distribute or be deemed to have distributed by December 31 of each calendar year the sum of at least 98% of its taxable ordinary income for such year, at least 98% of its net capital gain (the excess of its realized capital gains over its realized capital losses, generally computed on the basis of the one-year period ending on October 31 of such year) and 100% of any taxable ordinary income and net capital gain for the prior year that was not distributed during such year and on which the Trust paid no income tax. For purposes of the excise tax, a regulated investment company may reduce its net capital gain by the amount of any net ordinary loss for the calendar year. A distribution will be treated as paid on December 31 of the current calendar year, if declared by the Trust in October, November or December, payable to holders of common shares of record on a specified date in one of those months, and paid during the following January. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distribution are received. The Trust intends to make timely distributions in compliance with these requirements and consequently it is anticipated that it generally will not be required to pay the excise tax.

         If in any tax year the Trust should fail to qualify under Subchapter M for tax treatment as a regulated investment company, the Trust would incur a regular corporate income tax upon its taxable income for that year, and distributions to its shareholders would be taxable to shareholders as ordinary dividend income to the extent of the Trust's earnings and profits.

Distributions

         Dividends paid by the Trust out of investment company taxable income will be taxable to shareholders as ordinary income (to the extent of the current or accumulated earning and profits of the Trust). Although such dividends generally will not qualify for the dividends received deduction in the case of corporate shareholders, if a portion of the Trust's income consists of qualifying dividends paid by U.S. corporations (other than REITs), a portion of the dividends paid by the Trust to corporate shareholders may be eligible for the corporate dividends received deduction. Distributions of net capital gain, if any, designated as capital gain dividends are taxable to shareholders as long-term capital gains regardless of the length of time investors have owned shares of the Trust. Distributions of amounts in excess of the Trust current and accumulated earnings and profits will be treated by a shareholders as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his or her shares. Any excess will be treated as gain from the sale of his or her shares, as discussed below.

         If the Trust retains any net capital gain, it may designate the retained amount as undistributed capital gains in a notice to its shareholders who, if subject to U.S. Federal income tax on long-term capital gains, (i) will be required to include in income for U.S. Federal income tax purposes, as long-term capital gain, their share of such undistributed amount and (ii) will be entitled to credit their proportionate shares of the tax paid by the Trust against their Federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For U.S. Federal income tax purposes, the tax basis of shares owned by a shareholder of the Trust will be increased by the amount of undistributed capital gains included in the gross income of the shareholder less the tax deemed paid by the shareholder under clause
(ii) of the preceding sentence.

         The Internal Revenue Service currently requires that a regulated investment company that has two or more classes of stock allocate to each such class its proportionate share of each type of income (such as ordinary income and capital gains) based upon the percentage of total dividends received by such class for the taxable year. Thus, the Trust intends to allocate capital gains dividends between its common shares and Preferred Shares in proportion to the total dividends paid out of earnings or profits to each class with respect to such tax year.

          Distributions will be treated in the manner described above regardless of whether such distributions are paid in cash or invested in additional shares of the Trust.

Sale or Exchange of Trust Shares

          Upon the sale or other disposition of shares of the Trust which a shareholder holds as a capital asset, such shareholder may realize a capital gain or loss which will be long-term or short-term, depending upon the shareholder's holding period for the shares. Generally, a shareholder's gain or loss will be a long-term gain or loss if the shares have been held for more than one year. Present law taxes both long- and short-term capital gains of corporations at the rates applicable to ordinary income. For non-corporate taxpayers, however, long-term capital gains will be taxed at a maximum rate of 20% (or 18% for capital assets that have been held for more than five years and whose holding periods began after December 31,
2000), while short-term capital gains and other ordinary income will currently be taxed at a maximum rate of 38.6%.(1) Because of the limitations on itemized deductions and the deduction for personal exemptions applicable to higher income taxpayers, the effective tax rate may be higher in certain circumstances.


---------
(1) The Economic Growth and Tax Relief Reconciliation Act of 2001, effective for taxable years beginning after December 31, 2000, creates a new 10 percent income tax bracket and reduces the tax rates applicable to ordinary income over a six year phase-in period. Beginning in the taxable year 2006, ordinary income will be subject to a 35% maximum rate, with approximately proportionate reductions in the other ordinary rates.


         Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Trust shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gain received by the shareholder (or amounts credited as undistributed capital gains) with respect to such shares.

Nature of Trust's Investments

         Certain of the Trust's investment practices are subject to special and complex Federal income tax provisions that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (ii) convert lower taxed long-term capital gain into higher taxed short-term capital gain or ordinary income, (iii) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited), (iv) cause the Trust to recognize income or gain without a corresponding receipt of cash, (v) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur and (vi) adversely alter the characterization of certain complex financial transactions. The Trust will monitor its transactions and may make certain tax elections in order to mitigate the effect of these provisions.

Investment In Real Estate Investment Trusts

         The Trust may invest in REITs that hold residual interests in real estate mortgage investment conduits ("REMICs"). Under Treasury regulations that have been proposed but not yet been issued, but may apply retroactively, a portion of the Trust's income from a REIT that is attributable to the REIT's residual interest in a REMIC (referred to in the Code as an 'excess inclusion') will be subject to Federal income tax in all events. These regulations are also expected to provide that excess inclusion income of a regulated investment company, such as the Trust, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. Federal withholding tax. In addition, if at any time during any taxable year a 'disqualified organization' (as defined in the Code) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. The Investment Manager does not intend on behalf of the Trust to invest in REITs, a substantial portion of the assets of which consists of residual interests in REMICs.

Backup Withholding

         The Trust is required to withhold tax at a rate equal to the fourth lowest rate applicable to unmarried individuals (currently, 30%) on taxable dividends and certain other payments paid to non-corporate shareholders who have not furnished to the Trust their correct taxpayer identification number (in the case of individuals, their Social Security number), have failed to make required certifications, or have been notified by the Internal Revenue Service that they are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. Federal income tax liability.

Foreign Shareholders

         U.S. Federal tax consequences to a shareholder who is a nonresident alien individual, a foreign trust or estate or a foreign corporation or foreign partnership ("foreign shareholder") depends on whether or not the income by the shareholders from the Trust is 'effectively connected' with a U.S. trade or business carried on by the foreign shareholder.

         If the income from the Trust is not "effectively connected" with a U.S. trade or business carried on by the foreign shareholder, distributions of investment company taxable income will be subject to a U.S. tax of 30% (or lower treaty rate, except in the case of any excess inclusion income allocated to the shareholder (see "Investment in Real Estate Investment Trusts" above)), which tax is generally withheld from such distributions. In addition, capital gain dividends and any amounts retained by the Trust which are designated as undistributed capital gains will not be subject to U.S. tax at the rate of 30% (or lower treaty rate) unless the foreign shareholder is a nonresident alien individual and is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements. However, this 30% tax on capital gains of nonresident alien individuals who are physically present in the United States for more than the 182 day period only applies in exceptional cases because any individual present in the United States for more than 182 days during the taxable year is generally treated as a resident for U.S. Federal income tax purposes; in that case, he or she would be subject to U.S. Federal income tax on his or her worldwide income at the graduated rates applicable to U.S. citizens, rather than the 30% U.S. tax. In the case of a foreign shareholder who is a nonresident alien individual, the Trust may be required to withhold U.S. Federal income tax on distributions of net capital gain unless the foreign shareholder certifies his or her non-U.S. status under penalties of perjury or otherwise establishes an exemption. See "Taxation-Backup Withholding" above. Any gain that a foreign shareholder realizes upon the sale or exchange of such shareholder's shares of the Trust will ordinarily be exempt from U.S. tax unless (i) in the case of a shareholder that is a nonresident alien individual, the gain is U.S. source income and such shareholder is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements, or (ii) at any time during the shorter of the period during which the foreign shareholder held such shares of the Trust and the five-year period ending on the date of the disposition of those shares, the Trust was a "U.S. real property holding corporation" and, if the class of such shares was regularly traded on an established securities market, the foreign shareholder held more than 5% of such shares, in which event the gain would be taxed at rates applicable to U.S. citizens, residents and domestic corporations and a 10% U.S. withholding tax generally would be imposed on the amount realized on the disposition of such shares which would be credited against the foreign shareholder's U.S. Federal income tax liability on such disposition. A corporation is a 'U.S. real property holding corporation' if the fair market value of its U.S. real property interests equals or exceeds 50% of the fair market value of such interests plus its interests in real property located outside the United States plus any other assets used or held for use in a business. In the case of the Trust, U.S. real property interests include interests in stock in U.S. real property holding corporations (other than stock of a REIT controlled by U.S. persons and holdings of 5% or less in the stock of publicly traded U.S. real property holding corporations) and certain participating debt securities.

         If the income from the Trust is "effectively connected" with a U.S. trade or business carried on by a foreign shareholder, then distributions of investment company taxable income and capital gain dividends, any amounts retained by the Trust which are designated as undistributed capital gains and any gains realized upon the sale or exchange of shares of the Trust will be subject to U.S. Federal income tax at the graduated rates applicable to U.S. citizens, residents and domestic corporations. Foreign corporate shareholders may also be subject to the branch profits tax imposed by the Code.

         The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described above. Foreign shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Trust.

          The foregoing is a general and abbreviated summary of the provisions of the Code and the Treasury Regulations presently in effect as they directly govern the taxation of the Trust and its shareholders. For complete provisions, reference should be made to the pertinent Code sections and Treasury Regulations. The Code and the Treasury Regulations are subject to change by legislative or administrative action, and any such change may be retroactive with respect to Trust transactions. Holders of common shares are advised to consult their own tax advisors for more detailed information concerning U.S. federal, state, local and foreign income tax consequences of making an investment in the Trust.

              PERFORMANCE RELATED AND COMPARATIVE INFORMATION

                                 [TO COME]

                                  EXPERTS

         The Statement of Net Assets of the Trust as of      , 2002 of appearing
in this Statement of Additional Information has been audited by       ,
independent auditors, as set forth in their report thereon appearing elsewhere herein, and is included in reliance upon such report given upon
the authority of such firm as experts in accounting and auditing.      , located
at       , provides accounting and auditing services to the Trust.


                           ADDITIONAL INFORMATION

         A Registration Statement on Form N-2, including amendments thereto, relating to the shares offered hereby, has been filed by the Trust with the Securities and Exchange Commission (the "Commission"), Washington, D.C. The prospectus and this Statement of Additional Information do not contain all of the information set forth in the Registration Statement, including any exhibits and schedules thereto. For further information with respect to the Trust and the shares offered hereby, reference is made to the Registration Statement. Statements contained in the prospectus and this Statement of Additional Information as to the contents of any contract or other document referred to are not necessarily complete and in each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference. A copy of the Registration Statement may be inspected without charge at the Commission's principal office in Washington, D.C., and copies of all or any part thereof may be obtained from the Commission upon the payment of certain fees prescribed by the Commission.

                        INDEPENDENT AUDITORS' REPORT

         The Board of Trustees and Shareholder of BlackRock Real Estate Income Trust

         We have audited the accompanying statement of assets and
liabilities of BlackRock Real Estate Income Trust (the "Trust") as of          ,
2002 and the related statements of operations and changes in net assets for
the period from       , 2002 (date of inception) to      , 2002. These financial
statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audit.

         We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

         In our opinion, such financial statements present fairly, in all
material respects, the financial position of the Trust at         , 2002 and the
results of its operations and changes in its net assets for the period then ended, in conformity with accounting principles generally accepted in the United States of America.



                      BLACKROCK REAL ESTATE INCOME TRUST

                    STATEMENT OF ASSETS AND LIABILITIES

                                   , 2002


                                 APPENDIX A

RATINGS OF INVESTMENTS
         Standard & Poor's, a division of The McGraw-Hill Companies -- A brief description of the applicable Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), rating symbols and their meanings (as published by S&P) follows:

         Long-Term Debt

         An S&P corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers or lessees.

         The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

         The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

         The ratings are based, in varying degrees, on the following considerations:

         1. Likelihood of default--capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

         2.   Nature of and provisions of the obligation; and

         3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

         Investment Grade

AAA Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         Speculative Grade Rating

         Debt rated "BB", "B", "CCC", "CC" and "C" is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. "BB" indicates the least degree of speculation and "C" the highest. While such debt will likely have some quality and protective characteristics these are outweighed by major uncertainties or major exposures to adverse conditions.

BB Debt rated "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB" rating.

B Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB" rating.

CCC Debt rated "CCC" has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

         The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B" rating.

CC The rating "CC" typically is applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" debt rating.

C The rating "C" typically is applied to debt subordinated to senior debt which is assigned an actual or implied "CCC" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI The rating "CI" is reserved for income bonds on which no interest is being paid.

D Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

         Plus (+) or Minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         Provisional Ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise judgment with respect to such likelihood and risk.

L The letter "L" indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is Federally insured by the Federal Savings & Loan Insurance Corporation or the Federal Deposit Insurance Corporation* and interest is adequately collateralized. In the case of certificates of deposit the letter "L" indicates that the deposit, combined with other deposits being held in the same right and capacity will be honored for principal and accrued pre-default interest up to the Federal insurance limits within 30 days after closing of the insured institution or, in the event that the deposit is assumed by a successor insured institution, upon maturity.

* Continuance of the rating is contingent upon S&P's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flow.

NR Indicates no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

         Municipal Notes

         An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

         --Amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note).

         --Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

         Note rating symbols are as follows:

SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2     Satisfactory capacity to pay principal and interest.

SP-3     Speculative capacity to pay principal and interest.

         A note rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to S&P by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information or based on other circumstances.

         Commercial Paper

         An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

         Ratings are graded into several categories, ranging from "A-1" for the highest quality obligations to "D" for the lowest. These categories are as follows:

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues rated "B" are regarded as having only speculative capacity for timely payment.

C This rating is as signed to short-term debt obligations with a doubtful capacity for payment.

D Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal Payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

         A commercial rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to S&P by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information or based on other circumstances.

         Moody's Investors Service, Inc.--A brief description of the applicable Moody's Investors Service, Inc. ("Moody's") rating symbols and their meanings (as published by Moody's) follows:

         Municipal Bonds

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Con(...) Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating category from Aa to B in the public finance sectors. The modifier 1 indicates that the issuer is in the higher end of its letter rating category; the modifier 2 indicates a mid-range ranking; the modifier 3 indicates that the issuer is in the lower end of the letter ranking category.

         Short-Term Loans

MIG1/VMIG 1       This designation denotes best quality. There is
                  present strong protection by established cash flows, superior liquidity support or demonstrated broadbased access to the market for refinancing.

MIG 2/VMIG 2      This  designation  denotes high quality.  Margins of
                  protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3       This designation denotes favorable quality. All
                  security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well-established.

MIG 4/VMIG 4      This designation denotes adequate quality.
                  Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

S.G. This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

         Commercial Paper

         Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

         --Leading market positions in well-established industries.

         --High rates of return on funds employed.

         --Conservative capitalization structures with moderate reliance on debt and ample asset protection.

         --Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

         --Well-established access to a range of financial markets and assured sources of alternate liquidity.

         Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

         Issuers rated Not Prime do not fall within any of the Prime rating categories.

         Fitch IBCA, Inc.--A brief description of the applicable Fitch IBCA, Inc. ("Fitch") ratings symbols and meanings (as published by Fitch) follows:

         Long-Term Credit Ratings

         Investment Grade

AAA Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exception ally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

         Speculative Grade

BB Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC,     High default risk. Default is a real possibility. Capacity for meeting
CC,      financial commitments is solely reliant upon sustained, favorable
C business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD,     Default. The ratings of obligations in this category are based on
DD,      their prospects for achieving partial or full recovery in a and D reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

         Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

         Short-Term Credit Ratings

         A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D        Default.  Denotes actual or imminent payment default.

Notes:

"+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the "AAA" long-term rating category, to categories below "CCC", or to short-term ratings other than "F1".

`NR' indicates that Fitch does not rate the issuer or issue in question.

`Withdrawn': A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

Rating alert: Ratings are placed on Rating alert to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for a potential downgrade, or "Evolving", if ratings may be raised, lowered or maintained. Rating alert is typically resolved over a relatively short period.


                                   PART C

                             Other Information

Item 24.  Financial Statements And Exhibits

(1)      Financial Statements

         Part A--None.

         Part B--Statement of Assets and Liabilities.

(2)      Exhibits

         (a)      Agreement and Declaration of Trust.(1)

         (b)      By-Laws.(1)

         (c)      Inapplicable.

         (d)      Form of Specimen Certificate.(2)

         (e)      Dividend Reinvestment Plan.(2

         (f)      Inapplicable.

         (g)(1)   Investment Management Agreement.(2)

         (g)(2)   Investment Sub-Advisory Agreement.(2)

         (g)(3)   Waiver Reliance Letter.(2)

         (h)      Form of Underwriting Agreement.(2)

         (i)      Form of Deferred Compensation Plan for Independent
                  Trustees.(2)

         (j)      Custodian Agreement.(2)

         (k)      Transfer Agency Agreement.(2)

         (l)      Opinion and Consent of Counsel to the Trust.(2)

         (m)      Inapplicable.

         (n)      Consent of Independent Public Accountants.(2)

         (o)      Inapplicable.

         (p)      Initial Subscription Agreement.(2)

         (q)      Inapplicable.

         (r)(1)   Code of Ethics of Trust.(2)

         (r)(2)   Code of Ethics of Advisor.(2)

         (r)(3)   Code of Ethics of the Sub-Advisor.(2)

         (s)      Powers of Attorney.(2)

------------
(1)  Filed herewith

(2)  To be filed by amendment


Item 25.  Marketing Arrangements

         Reference is made to the Form of Underwriting Agreement for the Registrant's shares of beneficial interest to be filed by amendment to this registration statement.

Item 26.  Other Expenses Of Issuance And Distribution

         The following table sets forth the estimated expenses to be incurred in connection with the offering described in this registration statement:

         Registration fee......................................................$
         NYSE listing fee......................................................$
         Printing (other than certificates)....................................$
         Engraving and printing certificates...................................$
         Accounting fees and expenses..........................................$
         Legal fees and expenses...............................................$
         NASD fee..............................................................$
         Miscellaneous.........................................................$
              Total............................................................$

Item 27.  Persons Controlled By Or Under Common Control With The Registrant

          None.

Item 28.  Number Of Holders Of Shares

                                                                     Number of
         Title Of Class                                           Record Holders
         --------------                                           --------------

         Shares of Beneficial Interest                                 0

Item 29.  Indemnification

         Article V of the Registrant's Agreement and Declaration of Trust provides as follows:

         5.1 No Personal Liability of Shareholders, Trustees, etc. No Shareholder of the Trust shall be subject in such capacity to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust. Shareholders shall have the same limitation of personal liability as is extended to stockholders of a private corporation for profit incorporated under the Delaware General Corporation Law. No Trustee or officer of the Trust shall be subject in such capacity to any personal liability whatsoever to any Person, save only liability to the Trust or its Shareholders arising from bad faith, willful misfeasance, gross negligence or reckless disregard for his duty to such Person; and, subject to the foregoing exception, all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any Shareholder, Trustee or officer, as such, of the Trust, is made a party to any suit or proceeding to enforce any such liability, subject to the foregoing exception, he shall not, on account thereof, be held to any personal liability. Any repeal or modification of this Section 5.1 shall not adversely affect any right or protection of a Trustee or officer of the Trust existing at the time of such repeal or modification with respect to acts or omissions occurring prior to such repeal or modification.

         5.2 Mandatory Indemnification. (a) The Trust hereby agrees to indemnify each person who at any time serves as a Trustee or officer of the Trust (each such person being an "indemnitee") against any liabilities and expenses, including amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and reasonable counsel fees reasonably incurred by such indemnitee in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or investigative body in which he may be or may have been involved as a party or otherwise or with which he may be or may have been threatened, while acting in any capacity set forth in this Article V by reason of his having acted in any such capacity, except with respect to any matter as to which he shall not have acted in good faith in the reasonable belief that his action was in the best interest of the Trust or, in the case of any criminal proceeding, as to which he shall have had reasonable cause to believe that the conduct was unlawful, provided, however, that no indemnitee shall be indemnified hereunder against any liability to any person or any expense of such indemnitee arising by reason of (i) willful misfeasance, (ii) bad faith,
(iii) gross negligence, or (iv) reckless disregard of the duties involved in the conduct of his position (the conduct referred to in such clauses (i) through (iv) being sometimes referred to herein as "disabling conduct"). Notwithstanding the foregoing, with respect to any action, suit or other proceeding voluntarily prosecuted by any indemnitee as plaintiff, indemnification shall be mandatory only if the prosecution of such action, suit or other proceeding by such indemnitee (1) was authorized by a majority of the Trustees or (2) was instituted by the indemnitee to enforce his or her rights to indemnification hereunder in a case in which the indemnitee is found to be entitled to such indemnification. The rights to indemnification set forth in this Declaration shall continue as to a person who has ceased to be a Trustee or officer of the Trust and shall inure to the benefit of his or her heirs, executors and personal and legal representatives. No amendment or restatement of this Declaration or repeal of any of its provisions shall limit or eliminate any of the benefits provided to any person who at any time is or was a Trustee or officer of the Trust or otherwise entitled to indemnification hereunder in respect of any act or omission that occurred prior to such amendment, restatement or repeal.

         (b) Notwithstanding the foregoing, no indemnification shall be made hereunder unless there has been a determination (i) by a final decision on the merits by a court or other body of competent jurisdiction before whom the issue of entitlement to indemnification hereunder was brought that such indemnitee is entitled to indemnification hereunder or,
(ii) in the absence of such a decision, by (1) a majority vote of a quorum of those Trustees who are neither "interested persons" of the Trust (as defined in Section 2(a)(19) of the Investment Company Act) nor parties to the proceeding ("Disinterested Non-Party Trustees"), that the indemnitee is entitled to indemnification hereunder, or (2) if such quorum is not obtainable or even if obtainable, if such majority so directs, independent legal counsel in a written opinion concludes that the indemnitee should be entitled to indemnification hereunder. All determinations to make advance payments in connection with the expense of defending any proceeding shall be authorized and made in accordance with the immediately succeeding paragraph (c) below.

         (c) The Trust shall make advance payments in connection with the expenses of defending any action with respect to which indemnification might be sought hereunder if the Trust receives a written affirmation by the indemnitee of the indemnitee's good faith belief that the standards of conduct necessary for indemnification have been met and a written undertaking to reimburse the Trust unless it is subsequently determined that the indemnitee is entitled to such indemnification and if a majority of the Trustees determine that the applicable standards of conduct necessary for indemnification appear to have been met. In addition, at least one of the following conditions must be met: (i) the indemnitee shall provide adequate security for his undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the Disinterested Non-Party Trustees, or if a majority vote of such quorum so direct, independent legal counsel in a written opinion, shall conclude, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is substantial reason to believe that the indemnitee ultimately will be found entitled to indemnification.

         (d) The rights accruing to any indemnitee under these provisions shall not exclude any other right which any person may have or hereafter acquire under this Declaration, the By-Laws of the Trust, any statute, agreement, vote of stockholders or Trustees who are "disinterested persons" (as defined in Section 2(a)(19) of the Investment Company Act) or any other right to which he or she may be lawfully entitled.

         (e) Subject to any limitations provided by the Investment Company Act and this Declaration, the Trust shall have the power and authority to indemnify and provide for the advance payment of expenses to employees, agents and other Persons providing services to the Trust or serving in any capacity at the request of the Trust to the full extent corporations organized under the Delaware General Corporation Law may indemnify or provide for the advance payment of expenses for such Persons, provided that such indemnification has been approved by a majority of the Trustees.

         5.3 No Bond Required of Trustees. No Trustee shall, as such, be obligated to give any bond or other security for the performance of any of his duties hereunder.

         5.4 No Duty of Investigation; Notice in Trust Instruments, etc. No purchaser, lender, transfer agent or other person dealing with the Trustees or with any officer, employee or agent of the Trust shall be bound to make any inquiry concerning the validity of any transaction purporting to be made by the Trustees or by said officer, employee or agent or be liable for the application of money or property paid, loaned, or delivered to or on the order of the Trustees or of said officer, employee or agent. Every obligation, contract, undertaking, instrument, certificate, Share, other security of the Trust, and every other act or thing whatsoever executed in connection with the Trust shall be conclusively taken to have been executed or done by the executors thereof only in their capacity as Trustees under this Declaration or in their capacity as officers, employees or agents of the Trust. The Trustees may maintain insurance for the protection of the Trust Property, its Shareholders, Trustees, officers, employees and agents in such amount as the Trustees shall deem adequate to cover possible tort liability, and such other insurance as the Trustees in their sole judgment shall deem advisable or is required by the Investment Company Act.

         5.5 Reliance on Experts, etc. Each Trustee and officer or employee of the Trust shall, in the performance of its duties, be fully and completely justified and protected with regard to any act or any failure to act resulting from reliance in good faith upon the books of account or other records of the Trust, upon an opinion of counsel, or upon reports made to the Trust by any of the Trust's officers or employees or by any advisor, administrator, manager, distributor, selected dealer, accountant, appraiser or other expert or consultant selected with reasonable care by the Trustees, officers or employees of the Trust, regardless of whether such counsel or expert may also be a Trustee.

         Insofar as indemnification for liabilities arising under the Act, may be terminated to Trustees, officers and controlling persons of the Trust, pursuant to the foregoing provisions or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue. Reference is made to Article of the underwriting agreement attached as Exhibit (h), which is incorporated herein by reference.

Item 30.  Business And Other Connections Of Investment Advisor

          Not Applicable

Item 31.  Location Of Accounts And Records

         The Registrant's accounts, books and other documents are currently located at the offices of the Registrant, c/o BlackRock Advisors, Inc., 100 Bellevue Parkway, Wilmington, Delaware 19809, at the offices of the Sub-Advisor c/o Wellington Management, LLP, 75 State Street, Boston, Massachusetts 02109 and at the offices of State Street Bank and Trust Company, the Registrant's Custodian, and EquiServe Trust Company, N.A., the Registrant's Transfer Agent.

Item 32.  Management Services

          Not Applicable

Item 33.  Undertakings

         (1) The Registrant hereby undertakes to suspend the offering of its units until it amends its prospectus if (a) subsequent to the effective date of its registration statement, the net asset value declines more than 10 percent from its net asset value as of the effective date of the Registration Statement or (b) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

         (2)  Not applicable

         (3)  Not applicable

         (4)  Not applicable

         (5) (a) For the purposes of determining any liability under the Securities Act of 1933, the information omitted from the form of prospectus filed as part of a registration statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant under Rule 497
(h) under the Securities Act of 1933 shall be deemed to be part of the Registration Statement as of the time it was declared effective.

         (b) For the purpose of determining any liability under the Securities Act of 1933, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

         (6) The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery within two business days of receipt of a written or oral request, any Statement of Additional Information.

                                 SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 25th day of October, 2002.


                                       /s/ Robert S. Kapito

                                       Robert S. Kapito
                                       President, and Chief Executive Officer


         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities set forth below on the 25th day of October, 2002.

        Name                                         Title

/s/ Robert S. Kapito                      Trustee, President and Chief
Robert S. Kapito                           Executive Officer

/s/ Henry Gabbay
Henry Gabbay                              Treasurer  and Principal
*                                          Financial Officer

Andrew F. Brimmer                         Trustee
*
Richard E. Cavanagh                       Trustee
*
Kent Dixon                                Trustee
*
Frank J. Fabozzi                          Trustee
*
James Clayburn La Force, Jr.              Trustee
*
Walter F. Mondale                         Trustee
*
Ralph L. Schlosstein                      Trustee


                  *By:  /s/  Robert S. Kapito
                  Attorney-in-fact




         INDEX TO EXHIBITS

         (a)       Agreement and Declaration of Trust.

         (b)       By-Laws.